UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

February 29, 2016

MMC-QTLY-0416
1.931547.104

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.2%
BorgWarner, Inc.	387	$12,647
Delphi Automotive PLC	437	29,139
Johnson Controls, Inc.	1,764	64,315
Lear Corp.	94	9,527
		115,628
Automobiles - 0.2%
Ford Motor Co.	1,840	23,018
General Motors Co.	683	20,108
Harley-Davidson, Inc.	1,745	75,332
Tesla Motors, Inc. (a)	123	23,607
		142,065
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	3,036	115,155
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	102	51,934
Hilton Worldwide Holdings, Inc.	1,925	40,002
Las Vegas Sands Corp.	299	14,436
McDonald's Corp.	2,523	295,670
MGM Mirage, Inc. (a)	1,257	23,795
Norwegian Cruise Line Holdings Ltd. (a)	314	15,427
Royal Caribbean Cruises Ltd.	829	61,653
Starbucks Corp.	2,541	147,912
Wyndham Worldwide Corp.	5,488	399,746
Yum! Brands, Inc.	1,065	77,181
		1,127,756
Household Durables - 0.2%
D.R. Horton, Inc.	932	24,903
Harman International Industries, Inc.	433	33,202
Lennar Corp. Class A	474	19,880
Mohawk Industries, Inc. (a)	70	12,581
PulteGroup, Inc.	1,439	24,736
Toll Brothers, Inc. (a)	377	10,349
		125,651
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	908	501,688
Netflix, Inc. (a)	271	25,314
Priceline Group, Inc. (a)	230	290,998
		818,000
Leisure Products - 0.2%
Mattel, Inc.	2,936	95,479
Media - 4.6%
Charter Communications, Inc. Class A (a)	3,268	586,802
Comcast Corp. Class A	8,985	518,704
DISH Network Corp. Class A (a)	662	31,200
Liberty Global PLC Class A (a)	3,023	111,367
Liberty Media Corp. Class A (a)	3,235	115,231
MSG Network, Inc. Class A (a)	2,666	43,776
The Madison Square Garden Co. (a)	2,154	333,870
The Walt Disney Co.	3,208	306,428
Time Warner Cable, Inc.	402	76,726
Time Warner, Inc.	6,139	406,402
Twenty-First Century Fox, Inc. Class A	3,895	105,243
Viacom, Inc. Class B (non-vtg.)	824	30,364
		2,666,113
Multiline Retail - 0.3%
Dollar General Corp.	803	59,623
Target Corp.	1,380	108,261
		167,884
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	890	132,112
AutoNation, Inc. (a)	2,102	108,190
AutoZone, Inc. (a)	230	178,151
Best Buy Co., Inc.	742	24,033
CarMax, Inc. (a)	1,684	77,902
Home Depot, Inc.	5,485	680,798
L Brands, Inc.	713	60,455
Lowe's Companies, Inc.	4,697	317,188
Ross Stores, Inc.	1,498	82,360
TJX Companies, Inc.	1,739	128,860
Tractor Supply Co.	328	27,739
		1,817,788
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	3,323	94,672
NIKE, Inc. Class B	2,802	172,575
Ralph Lauren Corp.	230	20,875
VF Corp.	570	37,113
		325,235

TOTAL CONSUMER DISCRETIONARY		7,516,754

CONSUMER STAPLES - 10.1%
Beverages - 3.8%
Coca-Cola Enterprises, Inc.	9,950	482,675
Diageo PLC	1,098	28,410
Molson Coors Brewing Co. Class B	7,820	666,811
PepsiCo, Inc.	6,227	609,125
The Coca-Cola Co.	9,599	414,005
		2,201,026
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	1,120	168,034
CVS Health Corp.	5,792	562,809
Kroger Co.	8,870	354,002
Rite Aid Corp. (a)	1,688	13,420
Sysco Corp.	1,001	44,174
Wal-Mart Stores, Inc.	1,452	96,326
Walgreens Boots Alliance, Inc.	1,548	122,199
Whole Foods Market, Inc.	3,306	103,511
		1,464,475
Food Products - 1.5%
Bunge Ltd.	443	22,026
ConAgra Foods, Inc.	1,308	55,014
General Mills, Inc.	1,392	81,919
Kellogg Co.	1,665	123,243
McCormick & Co., Inc. (non-vtg.)	410	38,237
Mondelez International, Inc.	7,510	304,380
The Kraft Heinz Co.	1,616	124,464
Tyson Foods, Inc. Class A	1,328	85,988
		835,271
Household Products - 0.9%
Colgate-Palmolive Co.	733	48,114
Henkel AG & Co. KGaA	136	12,065
Kimberly-Clark Corp.	476	62,023
Procter & Gamble Co.	4,620	370,940
		493,142
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	5,114
Tobacco - 1.4%
Altria Group, Inc.	2,037	125,418
British American Tobacco PLC sponsored ADR	257	27,920
Philip Morris International, Inc.	5,198	473,174
Reynolds American, Inc.	3,624	182,758
		809,270

TOTAL CONSUMER STAPLES		5,808,298

ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,766	75,708
Cameron International Corp. (a)	430	28,191
FMC Technologies, Inc. (a)	640	15,699
Halliburton Co.	1,977	63,818
Schlumberger Ltd.	546	39,159
		222,575
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	334	12,675
Apache Corp.	2,180	83,450
Cabot Oil & Gas Corp.	1,515	30,497
California Resources Corp.	356	200
Canadian Natural Resources Ltd.	549	11,475
Chevron Corp.	7,274	606,943
Cimarex Energy Co.	215	18,066
Columbia Pipeline Group, Inc.	1,255	22,778
Concho Resources, Inc. (a)	562	50,715
ConocoPhillips Co.	2,601	87,992
Continental Resources, Inc. (a)	815	18,892
Devon Energy Corp.	347	6,829
Diamondback Energy, Inc.	155	11,044
EOG Resources, Inc.	835	54,058
EQT Corp.	1,242	69,229
Exxon Mobil Corp.	8,457	677,829
HollyFrontier Corp.	474	16,031
Imperial Oil Ltd.	1,336	42,647
Kinder Morgan, Inc.	2,806	50,761
Magellan Midstream Partners LP	462	31,222
Noble Energy, Inc.	964	28,438
Occidental Petroleum Corp.	3,810	262,204
Phillips 66 Co.	243	19,292
Pioneer Natural Resources Co.	268	32,302
Royal Dutch Shell PLC Class B sponsored ADR	1,370	62,623
Spectra Energy Corp.	1,590	46,428
Suncor Energy, Inc.	5,059	123,689
The Williams Companies, Inc.	3,231	51,664
Total SA sponsored ADR	1,300	58,123
Valero Energy Corp.	1,597	95,948
		2,684,044

TOTAL ENERGY		2,906,619

FINANCIALS - 13.3%
Banks - 5.4%
Bank of America Corp.	26,932	337,189
BB&T Corp.	537	17,270
Citigroup, Inc.	13,804	536,285
East West Bancorp, Inc.	414	12,408
Fifth Third Bancorp	2,840	43,338
JPMorgan Chase & Co.	8,925	502,478
KeyCorp	400	4,220
M&T Bank Corp.	363	37,226
PNC Financial Services Group, Inc.	451	36,671
Standard Chartered PLC (United Kingdom)	1,405	8,418
SunTrust Banks, Inc.	434	14,400
SVB Financial Group (a)	192	17,059
U.S. Bancorp	25,589	985,688
Wells Fargo & Co.	11,947	560,553
		3,113,203
Capital Markets - 2.1%
Ameriprise Financial, Inc.	1,125	94,444
Bank of New York Mellon Corp.	3,951	139,826
BlackRock, Inc. Class A	340	106,066
Charles Schwab Corp.	2,397	60,045
E*TRADE Financial Corp. (a)	1,999	46,897
Franklin Resources, Inc.	193	6,919
Goldman Sachs Group, Inc.	1,450	216,819
Invesco Ltd.	575	15,376
Legg Mason, Inc.	370	10,567
LPL Financial	380	7,687
Morgan Stanley	8,355	206,369
Northern Trust Corp.	915	54,333
Och-Ziff Capital Management Group LLC Class A	1,637	7,203
State Street Corp.	3,219	176,337
TD Ameritrade Holding Corp.	1,049	29,980
		1,178,868
Consumer Finance - 0.4%
American Express Co.	427	23,733
Discover Financial Services	1,658	76,964
Synchrony Financial (a)	5,385	145,126
		245,823
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,332	312,884
Broadcom Ltd.	1,497	200,553
CME Group, Inc.	1,897	173,462
IntercontinentalExchange, Inc.	489	116,607
McGraw Hill Financial, Inc.	1,861	167,006
		970,512
Insurance - 1.7%
American International Group, Inc.	2,505	125,751
Arthur J. Gallagher & Co.	344	13,708
Chubb Ltd.	1,601	184,964
CNA Financial Corp.	1,343	38,907
FNF Group	655	21,602
Loews Corp.	2,484	90,293
Marsh & McLennan Companies, Inc.	3,068	175,029
MetLife, Inc.	3,596	142,258
Progressive Corp.	601	19,184
Willis Group Holdings PLC	633	71,732
XL Group PLC Class A	3,010	103,484
		986,912
Real Estate Investment Trusts - 2.0%
American Tower Corp.	1,119	103,172
AvalonBay Communities, Inc.	636	109,163
Crown Castle International Corp.	3,532	305,518
Equinix, Inc.	89	27,028
Federal Realty Investment Trust (SBI)	221	32,721
General Growth Properties, Inc.	1,310	36,051
Iron Mountain, Inc.	922	27,088
Prologis, Inc.	1,119	43,037
Public Storage	171	42,663
Simon Property Group, Inc.	925	175,500
SL Green Realty Corp.	286	25,219
Vornado Realty Trust	667	57,602
Weyerhaeuser Co.	5,222	135,668
		1,120,430

TOTAL FINANCIALS		7,615,748

HEALTH CARE - 15.2%
Biotechnology - 2.6%
AbbVie, Inc.	3,101	169,346
Alexion Pharmaceuticals, Inc. (a)	932	131,226
Amgen, Inc.	2,357	335,354
Baxalta, Inc.	1,480	57,010
Biogen, Inc. (a)	543	140,865
BioMarin Pharmaceutical, Inc. (a)	288	23,579
Celgene Corp. (a)	1,491	150,338
Gilead Sciences, Inc.	3,475	303,194
Incyte Corp. (a)	278	20,433
Intercept Pharmaceuticals, Inc. (a)	100	11,138
Regeneron Pharmaceuticals, Inc. (a)	147	56,451
Vertex Pharmaceuticals, Inc. (a)	1,008	86,174
		1,485,108
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	20,135	780,030
Becton, Dickinson & Co.	3,650	538,193
Boston Scientific Corp. (a)	4,688	79,602
Intuitive Surgical, Inc. (a)	163	91,779
Medtronic PLC	12,476	965,518
St. Jude Medical, Inc.	111	5,960
Stryker Corp.	831	83,000
		2,544,082
Health Care Providers & Services - 2.4%
Aetna, Inc.	1,206	131,008
Anthem, Inc.	498	65,084
Cigna Corp.	160	22,338
DaVita HealthCare Partners, Inc. (a)	709	46,773
Express Scripts Holding Co. (a)	1,471	103,529
HCA Holdings, Inc. (a)	470	32,529
Humana, Inc.	591	104,589
McKesson Corp.	1,825	284,007
UnitedHealth Group, Inc.	4,624	550,718
Universal Health Services, Inc. Class B	230	25,385
		1,365,960
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,142	42,654
Illumina, Inc. (a)	135	20,282
Thermo Fisher Scientific, Inc.	664	85,782
		148,718
Pharmaceuticals - 5.5%
Allergan PLC (a)	1,207	350,163
Bristol-Myers Squibb Co.	5,910	366,006
Eli Lilly & Co.	2,750	198,000
GlaxoSmithKline PLC sponsored ADR	2,412	93,272
Johnson & Johnson	8,148	857,251
Mallinckrodt PLC (a)	1,237	80,442
Merck & Co., Inc.	882	44,285
Mylan N.V.	743	33,487
Novartis AG sponsored ADR	93	6,613
Pfizer, Inc.	23,505	697,393
Sanofi SA	195	15,451
Shire PLC sponsored ADR	242	37,779
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,096	338,938
Valeant Pharmaceuticals International, Inc. (Canada) (a)	222	14,608
		3,133,688

TOTAL HEALTH CARE		8,677,556

INDUSTRIALS - 12.3%
Aerospace & Defense - 5.7%
Honeywell International, Inc.	5,906	598,573
L-3 Communications Holdings, Inc.	227	26,629
Lockheed Martin Corp.	2,541	548,322
Northrop Grumman Corp.	3,918	753,118
Raytheon Co.	2,334	289,066
Rockwell Collins, Inc.	580	50,791
Textron, Inc.	2,623	89,575
The Boeing Co.	2,523	298,168
United Technologies Corp.	6,283	607,063
		3,261,305
Air Freight & Logistics - 0.3%
FedEx Corp.	826	113,063
United Parcel Service, Inc. Class B	868	83,805
		196,868
Airlines - 0.8%
American Airlines Group, Inc.	2,806	115,046
Delta Air Lines, Inc.	4,554	219,685
United Continental Holdings, Inc. (a)	2,214	126,774
		461,505
Building Products - 0.2%
Allegion PLC	1,119	70,497
Fortune Brands Home & Security, Inc.	232	11,651
Masco Corp.	1,079	30,428
		112,576
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	263	12,019
Tyco International Ltd.	3,853	135,549
Waste Connections, Inc.	433	26,703
		174,271
Construction & Engineering - 0.0%
Fluor Corp.	236	10,865
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,561	88,524
Emerson Electric Co.	606	29,591
Sensata Technologies Holding BV (a)	834	28,448
		146,563
Industrial Conglomerates - 3.2%
Danaher Corp.	10,833	967,062
General Electric Co.	27,492	801,117
Roper Technologies, Inc.	259	43,494
		1,811,673
Machinery - 0.7%
Cummins, Inc.	531	51,810
Deere & Co.	659	52,839
Flowserve Corp.	1,757	73,829
Illinois Tool Works, Inc.	760	71,630
PACCAR, Inc.	1,024	52,736
Pentair PLC	1,308	62,405
Stanley Black & Decker, Inc.	604	56,782
		422,031
Professional Services - 0.1%
Equifax, Inc.	125	13,110
Nielsen Holdings PLC	866	43,594
		56,704
Road & Rail - 0.7%
Canadian National Railway Co.	479	27,827
Canadian Pacific Railway Ltd.	779	94,937
CSX Corp.	1,723	41,593
Norfolk Southern Corp.	248	18,146
Union Pacific Corp.	2,833	223,410
		405,913
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	195	6,967

TOTAL INDUSTRIALS		7,067,241

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	18,479	483,780
Harris Corp.	380	29,648
Qualcomm, Inc.	7,431	377,420
		890,848
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	8,038	426,577
Corning, Inc.	11,502	210,487
Keysight Technologies, Inc. (a)	580	15,132
TE Connectivity Ltd.	1,752	99,724
		751,920
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	620	33,461
Alphabet, Inc.:
Class A	515	369,368
Class C	1,969	1,373,901
eBay, Inc. (a)	7,283	173,335
Facebook, Inc. Class A (a)	6,336	677,445
LinkedIn Corp. Class A (a)	105	12,305
Twitter, Inc. (a)	572	10,365
Velti PLC (a)(b)	976	2
VeriSign, Inc. (a)	500	42,245
Yahoo!, Inc. (a)	2,574	81,827
		2,774,254
IT Services - 3.8%
Accenture PLC Class A	1,575	157,910
Alliance Data Systems Corp. (a)	1,617	339,780
Amdocs Ltd.	1,013	57,498
ASAC II LP (a)(b)	1,527	32,948
Automatic Data Processing, Inc.	861	72,918
Cognizant Technology Solutions Corp. Class A (a)	1,114	63,476
Fidelity National Information Services, Inc.	1,430	83,298
First Data Corp.	1,218	14,464
First Data Corp. Class A (a)	115	1,438
IBM Corp.	1,210	158,546
MasterCard, Inc. Class A	3,507	304,828
PayPal Holdings, Inc. (a)	5,229	199,434
Sabre Corp.	4,191	113,786
Vantiv, Inc. (a)	3,636	189,217
Visa, Inc. Class A	4,747	343,635
Xerox Corp.	3,097	29,762
		2,162,938
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	6,199	328,485
Applied Materials, Inc.	5,561	104,936
Intel Corp.	2,419	71,578
Lam Research Corp.	1,543	113,102
Microchip Technology, Inc.	1,400	62,286
Micron Technology, Inc. (a)	2,080	22,110
NXP Semiconductors NV (a)	2,175	154,947
Texas Instruments, Inc.	1,028	54,505
Xilinx, Inc.	182	8,594
		920,543
Software - 3.5%
Adobe Systems, Inc. (a)	1,136	96,730
Electronic Arts, Inc. (a)	2,452	157,516
Microsoft Corp.	25,424	1,293,573
Oracle Corp.	6,862	252,384
Red Hat, Inc. (a)	1,244	81,295
Salesforce.com, Inc. (a)	2,049	138,820
		2,020,318
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	13,998	1,353,467
EMC Corp.	3,655	95,505
HP, Inc.	1,908	20,397
Seagate Technology LLC	2,011	63,065
Western Digital Corp.	2,400	104,472
		1,636,906

TOTAL INFORMATION TECHNOLOGY		11,157,727

MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	590	78,157
Airgas, Inc.	263	37,220
Ashland, Inc.	723	68,895
Axiall Corp.	357	7,104
Celanese Corp. Class A	811	48,936
CF Industries Holdings, Inc.	510	18,595
E.I. du Pont de Nemours & Co.	3,262	198,558
Eastman Chemical Co.	569	36,501
Ecolab, Inc.	236	24,202
LyondellBasell Industries NV Class A	288	23,100
Monsanto Co.	1,528	137,505
PPG Industries, Inc.	268	25,870
RPM International, Inc.	893	36,479
Syngenta AG:
sponsored ADR	140	11,241
(Switzerland)	63	25,230
The Dow Chemical Co.	2,294	111,511
The Mosaic Co.	888	23,665
		912,769
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	449	64,036
Vulcan Materials Co.	984	96,954
		160,990
Containers & Packaging - 0.7%
Ball Corp.	424	28,082
Crown Holdings, Inc. (a)	689	32,280
International Paper Co.	864	30,845
Sealed Air Corp.	6,538	298,983
		390,190
Metals & Mining - 0.1%
Alcoa, Inc.	2,578	23,022
Franco-Nevada Corp.	262	15,637
Nucor Corp.	627	24,666
United States Steel Corp.	163	1,487
		64,812

TOTAL MATERIALS		1,528,761

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	6,481	239,473
Verizon Communications, Inc.	11,087	562,444
		801,917
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	3,982	147,732

TOTAL TELECOMMUNICATION SERVICES		949,649

UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	389	24,021
Edison International	3,216	219,203
Entergy Corp.	280	20,219
Exelon Corp.	4,322	136,100
FirstEnergy Corp.	222	7,430
ITC Holdings Corp.	1,651	67,080
NextEra Energy, Inc.	2,322	261,968
PPL Corp.	613	21,449
Xcel Energy, Inc.	1,933	76,431
		833,901
Gas Utilities - 0.1%
Amerigas Partners LP	444	18,102
Atmos Energy Corp.	480	33,317
		51,419
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	2,160	23,285
Multi-Utilities - 0.7%
CMS Energy Corp.	519	20,532
DTE Energy Co.	720	60,566
NiSource, Inc.	4,600	98,808
PG&E Corp.	4,185	237,415
		417,321

TOTAL UTILITIES		1,325,926

TOTAL COMMON STOCKS
(Cost $45,243,263)		54,554,279

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $6,909)	151	7,858

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% 4/28/16(c)
(Cost $89,955)	$90,000	89,960

Money Market Funds - 4.7%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.18% (d)
(Cost $2,690,176)	2,690,176	2,690,176
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $48,030,303)		57,342,273
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(130,228)
NET ASSETS - 100%		$57,212,045

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16 CME E-mini S&P 500 Index Contracts (United States)	March 2016	1,543,600	$(51,633)

The face value of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,808 or 0.1% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,960.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$15,270
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,524,612	$7,516,754	$--	$7,858
Consumer Staples	5,808,298	5,808,298	--	--
Energy	2,906,619	2,906,619	--	--
Financials	7,615,748	7,615,748	--	--
Health Care	8,677,556	8,662,105	15,451	--
Industrials	7,067,241	7,067,241	--	--
Information Technology	11,157,727	11,110,313	14,466	32,948
Materials	1,528,761	1,503,531	25,230	--
Telecommunication Services	949,649	949,649	--	--
Utilities	1,325,926	1,325,926	--	--
Other Short-Term Investments	89,960	--	89,960	--
Money Market Funds	2,690,176	2,690,176	--	--
Total Investments in Securities:	$57,342,273	$57,156,360	$145,107	$40,806
Derivative Instruments:
Liabilities
Futures Contracts	$(51,633)	$(51,633)	$--	$--
Total Liabilities	$(51,633)	$(51,633)	$--	$--
Total Derivative Instruments:	$(51,633)	$(51,633)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $48,730,613. Net unrealized appreciation aggregated $8,611,660, of which $11,029,192 related to appreciated investment securities and $2,417,532 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

February 29, 2016

MMG-QTLY-0416
1.931558.104

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.4%
Lear Corp.	2,222	$225,200
Automobiles - 0.4%
General Motors Co.	2,744	80,783
Tesla Motors, Inc. (a)	903	173,313
		254,096
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	2,895	144,171
Carnival Corp. unit	2,805	134,528
Chipotle Mexican Grill, Inc. (a)	83	42,260
Darden Restaurants, Inc.	1,825	116,581
Domino's Pizza, Inc.	866	115,213
Dunkin' Brands Group, Inc.	3,080	143,466
Hilton Worldwide Holdings, Inc.	4,050	84,159
Las Vegas Sands Corp.	1,646	79,469
Marriott International, Inc. Class A	1,590	108,359
McDonald's Corp.	3,920	459,385
Norwegian Cruise Line Holdings Ltd. (a)	1,986	97,572
Starbucks Corp.	4,440	258,452
Wyndham Worldwide Corp.	1,639	119,385
Yum! Brands, Inc.	3,285	238,064
		2,141,064
Household Durables - 0.4%
D.R. Horton, Inc.	5,800	154,976
Mohawk Industries, Inc. (a)	436	78,362
		233,338
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	2,421	1,337,651
Expedia, Inc.	873	90,888
Priceline Group, Inc. (a)	165	208,760
TripAdvisor, Inc. (a)	325	20,345
Zalando SE (a)	1,039	32,563
		1,690,207
Media - 2.9%
Charter Communications, Inc. Class A (a)	413	74,158
Comcast Corp. Class A	12,893	744,313
Omnicom Group, Inc.	2,095	163,012
The Walt Disney Co.	4,676	446,652
Time Warner Cable, Inc.	357	68,137
Twenty-First Century Fox, Inc. Class A	4,700	126,994
Viacom, Inc. Class B (non-vtg.)	4,170	153,665
		1,776,931
Multiline Retail - 0.2%
Target Corp.	1,802	141,367
Specialty Retail - 6.7%
American Eagle Outfitters, Inc.	9,203	140,438
AutoNation, Inc. (a)	1,654	85,131
AutoZone, Inc. (a)	967	749,009
Best Buy Co., Inc.	4,124	133,576
Foot Locker, Inc.	2,002	125,125
GameStop Corp. Class A	2,233	68,821
Home Depot, Inc.	11,720	1,454,686
L Brands, Inc.	519	44,006
Lowe's Companies, Inc.	3,926	265,123
O'Reilly Automotive, Inc. (a)	860	223,875
Ross Stores, Inc.	1,440	79,171
TJX Companies, Inc.	4,670	346,047
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,207	364,574
		4,079,582
Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc. (a)	906	56,833
Michael Kors Holdings Ltd. (a)	1,605	90,923
NIKE, Inc. Class B	11,238	692,148
Under Armour, Inc. Class A (sub. vtg.) (a)	1,298	108,630
		948,534

TOTAL CONSUMER DISCRETIONARY		11,490,319

CONSUMER STAPLES - 9.6%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	1,115	124,323
Constellation Brands, Inc. Class A (sub. vtg.)	870	123,044
Molson Coors Brewing Co. Class B	1,560	133,021
Monster Beverage Corp.	2,159	270,955
PepsiCo, Inc.	7,288	712,912
SABMiller PLC sponsored ADR	1,397	80,802
The Coca-Cola Co.	5,255	226,648
		1,671,705
Food & Staples Retailing - 1.7%
CVS Health Corp.	7,580	736,549
Kroger Co.	6,966	278,013
		1,014,562
Food Products - 2.6%
Archer Daniels Midland Co.	3,744	130,890
Bunge Ltd.	1,508	74,978
Campbell Soup Co.	2,680	165,490
Danone SA sponsored ADR	9,100	126,672
General Mills, Inc.	2,252	132,530
Kellogg Co.	2,490	184,310
Keurig Green Mountain, Inc.	438	40,270
Mead Johnson Nutrition Co. Class A	1,836	135,423
Mondelez International, Inc.	5,392	218,538
Tyson Foods, Inc. Class A	5,653	366,032
		1,575,133
Household Products - 0.2%
Procter & Gamble Co.	1,454	116,742
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,087	190,606
Tobacco - 2.1%
Altria Group, Inc.	2,489	153,248
Philip Morris International, Inc.	8,626	785,225
Reynolds American, Inc.	6,320	318,718
		1,257,191

TOTAL CONSUMER STAPLES		5,825,939

ENERGY - 1.2%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	1,260	82,606
Halliburton Co.	2,800	90,384
Schlumberger Ltd.	1,163	83,410
		256,400
Oil, Gas & Consumable Fuels - 0.8%
Apache Corp.	2,200	84,216
California Resources Corp.	122	69
EOG Resources, Inc.	1,550	100,347
Marathon Petroleum Corp.	1,462	50,074
Occidental Petroleum Corp.	1,299	89,397
Tesoro Corp.	1,250	100,850
Valero Energy Corp.	1,179	70,834
		495,787

TOTAL ENERGY		752,187

FINANCIALS - 4.6%
Banks - 0.7%
JPMorgan Chase & Co.	7,884	443,869
Capital Markets - 0.6%
Charles Schwab Corp.	7,140	178,857
Goldman Sachs Group, Inc.	737	110,204
Greenhill & Co., Inc.	410	9,455
SEI Investments Co.	2,268	86,570
		385,086
Consumer Finance - 0.8%
American Express Co.	517	28,735
Capital One Financial Corp.	4,200	276,066
Discover Financial Services	2,509	116,468
LendingClub Corp. (a)	9,021	78,753
		500,022
Diversified Financial Services - 1.1%
Broadcom Ltd.	1,275	170,812
CME Group, Inc.	2,270	207,569
FactSet Research Systems, Inc.	432	65,012
McGraw Hill Financial, Inc.	1,450	130,123
MSCI, Inc. Class A	1,659	116,993
		690,509
Insurance - 0.6%
Everest Re Group Ltd.	639	118,937
MetLife, Inc.	1,439	56,927
Pricoa Global Funding I	1,808	119,491
XL Group PLC Class A	915	31,458
		326,813
Real Estate Investment Trusts - 0.7%
American Tower Corp.	2,822	260,188
Extra Space Storage, Inc.	1,678	137,848
		398,036
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,866	59,656

TOTAL FINANCIALS		2,803,991

HEALTH CARE - 16.3%
Biotechnology - 5.8%
AbbVie, Inc.	2,090	114,135
Alexion Pharmaceuticals, Inc. (a)	1,252	176,282
Alnylam Pharmaceuticals, Inc. (a)	268	15,697
Amgen, Inc.	3,071	436,942
Biogen, Inc. (a)	1,168	303,003
BioMarin Pharmaceutical, Inc. (a)	1,842	150,805
Celgene Corp. (a)	7,843	790,810
Gilead Sciences, Inc.	15,853	1,383,174
Intrexon Corp. (a)	645	19,963
Juno Therapeutics, Inc. (a)	274	9,637
Vertex Pharmaceuticals, Inc. (a)	1,320	112,847
		3,513,295
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	615	40,012
Edwards Lifesciences Corp. (a)	2,400	208,800
Hologic, Inc. (a)	3,817	132,183
Intuitive Surgical, Inc. (a)	373	210,021
Medtronic PLC	3,123	241,689
Steris PLC	728	46,825
Varian Medical Systems, Inc. (a)	988	77,281
		956,811
Health Care Providers & Services - 3.0%
Aetna, Inc.	1,507	163,705
Cardinal Health, Inc.	1,431	116,913
Cigna Corp.	1,125	157,061
Community Health Systems, Inc. (a)	2,680	40,522
Express Scripts Holding Co. (a)	1,427	100,432
HCA Holdings, Inc. (a)	5,380	372,350
Laboratory Corp. of America Holdings (a)	1,240	136,202
McKesson Corp.	430	66,917
Molina Healthcare, Inc. (a)	1,710	106,088
UnitedHealth Group, Inc.	4,960	590,736
		1,850,926
Health Care Technology - 0.4%
athenahealth, Inc. (a)	1,310	169,082
Cerner Corp. (a)	1,285	65,612
		234,694
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,030	113,171
Illumina, Inc. (a)	1,274	191,406
Thermo Fisher Scientific, Inc.	4,328	559,134
		863,711
Pharmaceuticals - 4.1%
Allergan PLC (a)	1,960	568,616
Bristol-Myers Squibb Co.	9,248	572,729
Eli Lilly & Co.	4,273	307,656
Endo Health Solutions, Inc. (a)	782	32,695
Merck & Co., Inc.	7,680	385,613
Novartis AG sponsored ADR	1,033	73,457
Novo Nordisk A/S Series B sponsored ADR	2,142	110,099
Pfizer, Inc.	3,389	100,552
Shire PLC sponsored ADR	1,080	168,599
Zoetis, Inc. Class A	3,393	139,317
		2,459,333

TOTAL HEALTH CARE		9,878,770

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.9%
General Dynamics Corp.	970	132,182
Honeywell International, Inc.	2,186	221,551
Lockheed Martin Corp.	830	179,106
Northrop Grumman Corp.	2,000	384,440
Spirit AeroSystems Holdings, Inc. Class A (a)	1,291	59,386
Textron, Inc.	3,535	120,720
The Boeing Co.	1,311	154,934
TransDigm Group, Inc. (a)	233	49,764
United Technologies Corp.	4,375	422,713
		1,724,796
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,545	107,887
Expeditors International of Washington, Inc.	2,187	100,121
FedEx Corp.	1,650	225,852
United Parcel Service, Inc. Class B	3,387	327,015
XPO Logistics, Inc. (a)	863	21,368
		782,243
Airlines - 1.1%
Copa Holdings SA Class A	1,627	99,345
Delta Air Lines, Inc.	7,321	353,165
JetBlue Airways Corp. (a)	3,700	81,400
United Continental Holdings, Inc. (a)	2,497	142,978
		676,888
Building Products - 0.4%
Owens Corning	6,115	262,456
Electrical Equipment - 0.0%
SolarCity Corp. (a)	510	9,399
Industrial Conglomerates - 0.4%
Danaher Corp.	1,291	115,248
Roper Technologies, Inc.	886	148,786
		264,034
Machinery - 0.1%
Caterpillar, Inc.	967	65,466
Professional Services - 0.3%
IHS, Inc. Class A (a)	422	43,884
Verisk Analytics, Inc. (a)	1,666	121,351
		165,235
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	1,863	227,044
Union Pacific Corp.	4,098	323,168
		550,212
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	1,308	67,454

TOTAL INDUSTRIALS		4,568,183

INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	9,475	248,056
Harris Corp.	1,490	116,250
Juniper Networks, Inc.	6,290	155,363
Palo Alto Networks, Inc. (a)	254	36,777
Qualcomm, Inc.	7,341	372,849
		929,295
Electronic Equipment & Components - 0.2%
Ingram Micro, Inc. Class A	1,298	46,468
Keysight Technologies, Inc. (a)	2,155	56,224
		102,692
Internet Software & Services - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,867	128,468
Alphabet, Inc.:
Class A	2,050	1,470,301
Class C	1,914	1,335,532
Autohome, Inc. ADR Class A (a)	1,552	38,040
Dropbox, Inc. (a)(b)	1,441	13,891
eBay, Inc. (a)	3,910	93,058
Facebook, Inc. Class A (a)	14,492	1,549,485
LinkedIn Corp. Class A (a)	1,397	163,714
MercadoLibre, Inc.	494	50,269
Pandora Media, Inc. (a)	2,382	24,344
SurveyMonkey (a)(b)	1,159	9,307
Twitter, Inc. (a)	6,775	122,763
Yelp, Inc. (a)	889	17,993
Zillow Group, Inc.:
Class A (a)	1,676	38,799
Class C (a)	3,352	72,403
		5,128,367
IT Services - 7.2%
Accenture PLC Class A	1,687	169,139
Alliance Data Systems Corp. (a)	1,761	370,039
Amdocs Ltd.	1,349	76,569
Automatic Data Processing, Inc.	362	30,658
Cognizant Technology Solutions Corp. Class A (a)	8,319	474,017
Fidelity National Information Services, Inc.	5,589	325,559
Fiserv, Inc. (a)	2,049	195,946
FleetCor Technologies, Inc. (a)	2,520	321,779
Gartner, Inc. Class A (a)	517	42,601
Global Payments, Inc.	3,866	235,633
IBM Corp.	531	69,577
MasterCard, Inc. Class A	7,200	625,824
PayPal Holdings, Inc. (a)	3,810	145,313
Vantiv, Inc. (a)	3,926	204,309
Visa, Inc. Class A	15,143	1,096,202
		4,383,165
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	4,146	219,697
ARM Holdings PLC sponsored ADR	1,551	63,544
Intel Corp.	5,770	170,734
Lam Research Corp.	4,628	339,232
Microchip Technology, Inc.	1,650	73,409
NVIDIA Corp.	2,970	93,139
NXP Semiconductors NV (a)	2,127	151,527
Skyworks Solutions, Inc.	1,602	106,453
		1,217,735
Software - 5.7%
Activision Blizzard, Inc.	6,081	192,585
Adobe Systems, Inc. (a)	4,498	383,005
Aspen Technology, Inc. (a)	2,772	91,393
Atlassian Corp. PLC	799	18,992
Autodesk, Inc. (a)	1,558	80,611
Electronic Arts, Inc. (a)	6,146	394,819
FireEye, Inc. (a)	1,315	22,276
Intuit, Inc.	1,748	168,927
Microsoft Corp.	20,450	1,040,496
Mobileye NV (a)	520	16,879
NetSuite, Inc. (a)	444	26,826
Oracle Corp.	13,855	509,587
Salesforce.com, Inc. (a)	1,043	70,663
ServiceNow, Inc. (a)	1,679	92,328
Splunk, Inc. (a)	2,469	107,648
Synopsys, Inc. (a)	2,639	118,095
Tableau Software, Inc. (a)	517	23,601
Workday, Inc. Class A (a)	1,728	104,458
		3,463,189
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)	682	7,277
Apple, Inc.	25,047	2,421,794
NCR Corp. (a)	5,577	130,279
Stratasys Ltd. (a)	234	4,411
		2,563,761

TOTAL INFORMATION TECHNOLOGY		17,788,204

MATERIALS - 2.3%
Chemicals - 2.3%
Ashland, Inc.	2,467	235,080
FMC Corp.	1,320	49,685
LyondellBasell Industries NV Class A	4,252	341,053
Monsanto Co.	4,074	366,619
PPG Industries, Inc.	2,410	232,637
Sherwin-Williams Co.	546	147,693
		1,372,767
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	3,690	28,155

TOTAL MATERIALS		1,400,922

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,865	142,812
SBA Communications Corp. Class A (a)	1,110	105,328
Verizon Communications, Inc.	9,886	501,517
		749,657
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,500	53,900
TOTAL COMMON STOCKS
(Cost $42,433,549)		55,312,072

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)	783	85,872
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,388

TOTAL CONVERTIBLE PREFERRED STOCKS		87,260

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(b)	365	29,930
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(b)	1,489	8,041
Series H (a)(b)	655	3,537
Series H1 (a)(b)	655	3,537
		15,115

TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,045

TOTAL PREFERRED STOCKS
(Cost $50,711)		132,305

Equity Funds - 4.6%
Large Growth Funds - 4.6%
Fidelity Blue Chip Growth Fund (c)
(Cost $2,908,562)	44,949	2,782,804

U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 4/28/16 (d)
(Cost $69,975)	$70,000	69,978

Money Market Funds - 4.1%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.18% (e)
(Cost $2,461,898)	2,461,898	2,461,898
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,924,695)		60,759,057
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,124)
NET ASSETS - 100%		$60,753,933

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 ICE Russell 1000 Growth Index Contracts (United States)	March 2016	1,409,100	$(61,289)

The face value of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $155,503 or 0.3% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,978.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$31,878
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
Palantir Technologies, Inc. Series G	7/19/12	$4,556
Palantir Technologies, Inc. Series H	10/25/13	$2,299
Palantir Technologies, Inc. Series H1	10/25/13	$2,299
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$3,290,742	$--	$--	$1,169	$2,782,804
Total	$3,290,742	$--	$--	$1,169	$2,782,804

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,606,121	$11,490,319	$--	$115,802
Consumer Staples	5,825,939	5,825,939	--	--
Energy	752,187	752,187	--	--
Financials	2,803,991	2,803,991	--	--
Health Care	9,878,770	9,878,770	--	--
Industrials	4,568,183	4,568,183	--	--
Information Technology	17,804,707	17,765,006	--	39,701
Materials	1,400,922	1,400,922	--	--
Telecommunication Services	749,657	749,657	--	--
Utilities	53,900	53,900	--	--
Equity Funds	2,782,804	2,782,804	--	--
Other Short-Term Investments	69,978	--	69,978	--
Money Market Funds	2,461,898	2,461,898	--	--
Total Investments in Securities:	$60,759,057	$60,533,576	$69,978	$155,503
Derivative Instruments:
Liabilities
Futures Contracts	$(61,289)	$(61,289)	$--	$--
Total Liabilities	$(61,289)	$(61,289)	$--	$--
Total Derivative Instruments:	$(61,289)	$(61,289)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $48,008,696. Net unrealized appreciation aggregated $12,750,361, of which $15,888,498 related to appreciated investment securities and $3,138,137 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 29, 2016

SGF-QTLY-0416
1.907408.105

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.3%
Lear Corp.	363,064	$36,796,536
Automobiles - 0.3%
General Motors Co.	403,830	11,888,755
Tesla Motors, Inc. (a)	95,186	18,269,049
		30,157,804
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	460,821	22,948,886
Carnival Corp. unit	446,603	21,419,080
Chipotle Mexican Grill, Inc. (a)	8,733	4,446,494
Darden Restaurants, Inc.	305,000	19,483,400
Domino's Pizza, Inc.	138,023	18,362,580
Dunkin' Brands Group, Inc.	324,500	15,115,210
Hilton Worldwide Holdings, Inc.	685,850	14,251,963
Las Vegas Sands Corp.	278,150	13,429,082
Marriott International, Inc. Class A	167,579	11,420,509
McDonald's Corp.	618,640	72,498,422
Norwegian Cruise Line Holdings Ltd. (a)	316,114	15,530,681
Starbucks Corp.	752,750	43,817,578
Wyndham Worldwide Corp.	270,700	19,717,788
Yum! Brands, Inc.	554,159	40,159,903
		332,601,576
Household Durables - 0.4%
D.R. Horton, Inc.	954,000	25,490,880
Mohawk Industries, Inc. (a)	71,522	12,854,649
		38,345,529
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	407,657	225,238,646
Expedia, Inc.	128,360	13,363,560
Priceline Group, Inc. (a)	26,196	33,143,441
TripAdvisor, Inc. (a)	34,283	2,146,116
Zalando SE (a)	109,511	3,432,180
		277,323,943
Media - 2.7%
Charter Communications, Inc. Class A (a)	65,794	11,813,971
Comcast Corp. Class A	2,123,705	122,601,490
Legend Pictures LLC (a)(b)(c)	2,783	5,098,178
Omnicom Group, Inc.	309,130	24,053,405
The Walt Disney Co.	771,684	73,711,256
Time Warner Cable, Inc.	56,902	10,860,316
Twenty-First Century Fox, Inc. Class A	680,790	18,394,946
Viacom, Inc. Class B (non-vtg.)	605,770	22,322,625
		288,856,187
Multiline Retail - 0.2%
Target Corp.	286,971	22,512,875
Specialty Retail - 5.8%
American Eagle Outfitters, Inc.	1,465,103	22,357,472
AutoNation, Inc. (a)	272,969	14,049,714
AutoZone, Inc. (a)	132,963	102,989,151
Best Buy Co., Inc.	656,507	21,264,262
Foot Locker, Inc.	330,300	20,643,750
GameStop Corp. Class A	355,384	10,952,935
Home Depot, Inc.	1,874,309	232,639,233
L Brands, Inc.	87,150	7,389,449
Lowe's Companies, Inc.	658,069	44,439,400
O'Reilly Automotive, Inc. (a)	145,150	37,785,448
Ross Stores, Inc.	229,181	12,600,371
TJX Companies, Inc.	692,710	51,329,811
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	326,416	53,920,659
		632,361,655
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	95,491	5,990,150
Michael Kors Holdings Ltd. (a)	169,113	9,580,251
NIKE, Inc. Class B	1,847,431	113,783,275
Under Armour, Inc. Class A (sub. vtg.) (a)	192,497	16,110,074
		145,463,750

TOTAL CONSUMER DISCRETIONARY		1,804,419,855

CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	188,800	21,051,200
Constellation Brands, Inc. Class A (sub. vtg.)	143,000	20,224,490
Molson Coors Brewing Co. Class B	257,600	21,965,552
Monster Beverage Corp.	318,640	39,989,320
PepsiCo, Inc.	1,124,986	110,046,131
SABMiller PLC sponsored ADR	255,683	14,788,705
The Coca-Cola Co.	923,676	39,838,146
		267,903,544
Food & Staples Retailing - 1.5%
CVS Health Corp.	1,184,136	115,062,495
Kroger Co.	1,149,500	45,876,545
		160,939,040
Food Products - 2.2%
Archer Daniels Midland Co.	596,068	20,838,537
Bunge Ltd.	239,517	11,908,785
Campbell Soup Co.	445,300	27,497,275
Danone SA sponsored ADR	1,668,388	23,223,961
General Mills, Inc.	358,489	21,097,078
Kellogg Co.	366,310	27,114,266
Keurig Green Mountain, Inc.	47,660	4,381,860
Mead Johnson Nutrition Co. Class A	193,443	14,268,356
Mondelez International, Inc.	811,766	32,900,876
Tyson Foods, Inc. Class A	913,326	59,137,859
		242,368,853
Household Products - 0.2%
Procter & Gamble Co.	274,363	22,028,605
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	340,299	31,079,508
Tobacco - 1.8%
Altria Group, Inc.	396,065	24,385,722
Philip Morris International, Inc.	1,296,220	117,994,907
Reynolds American, Inc.	1,030,200	51,952,986
		194,333,615

TOTAL CONSUMER STAPLES		918,653,165

ENERGY - 1.1%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	200,591	13,150,746
Halliburton Co.	402,640	12,997,219
Schlumberger Ltd.	219,621	15,751,218
		41,899,183
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp.	310,320	11,879,050
California Resources Corp.	18,755	10,542
EOG Resources, Inc.	262,550	16,997,487
Marathon Petroleum Corp.	232,708	7,970,249
Occidental Petroleum Corp.	199,530	13,731,655
Tesoro Corp.	206,100	16,628,148
Valero Energy Corp.	194,400	11,679,552
		78,896,683

TOTAL ENERGY		120,795,866

FINANCIALS - 4.0%
Banks - 0.6%
JPMorgan Chase & Co.	1,185,183	66,725,803
Capital Markets - 0.6%
Charles Schwab Corp.	1,209,450	30,296,723
Goldman Sachs Group, Inc.	122,000	18,242,660
Greenhill & Co., Inc.	76,755	1,769,970
SEI Investments Co.	428,602	16,359,738
		66,669,091
Consumer Finance - 0.7%
American Express Co.	97,903	5,441,449
Capital One Financial Corp.	614,080	40,363,478
Discover Financial Services	400,662	18,598,730
LendingClub Corp. (a)	968,232	8,452,665
		72,856,322
Diversified Financial Services - 0.9%
Broadcom Ltd.	203,096	27,208,771
CME Group, Inc.	384,200	35,131,248
FactSet Research Systems, Inc.	82,060	12,349,209
McGraw Hill Financial, Inc.	152,739	13,706,798
MSCI, Inc. Class A	174,849	12,330,351
		100,726,377
Insurance - 0.5%
Everest Re Group Ltd.	104,990	19,541,789
MetLife, Inc.	228,890	9,054,888
Pricoa Global Funding I	288,100	19,040,529
XL Group PLC Class A	152,000	5,225,760
		52,862,966
Real Estate Investment Trusts - 0.6%
American Tower Corp.	467,750	43,126,550
Extra Space Storage, Inc.	267,218	21,951,959
		65,078,509
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	297,042	9,496,433

TOTAL FINANCIALS		434,415,501

HEALTH CARE - 14.4%
Biotechnology - 5.3%
AbbVie, Inc.	346,900	18,944,209
Alexion Pharmaceuticals, Inc. (a)	207,072	29,155,738
Alnylam Pharmaceuticals, Inc. (a)	28,250	1,654,603
Amgen, Inc.	522,175	74,295,059
Biogen, Inc. (a)	194,578	50,477,425
BioMarin Pharmaceutical, Inc. (a)	275,420	22,548,635
Celgene Corp. (a)	1,301,673	131,247,689
Gilead Sciences, Inc.	2,525,788	220,375,003
Intrexon Corp. (a)	67,919	2,102,093
Juno Therapeutics, Inc. (a)	29,735	1,045,780
Vertex Pharmaceuticals, Inc. (a)	224,000	19,149,760
		570,995,994
Health Care Equipment & Supplies - 1.3%
DexCom, Inc. (a)	64,746	4,212,375
Edwards Lifesciences Corp. (a)	395,600	34,417,200
Hologic, Inc. (a)	607,593	21,040,946
Intuitive Surgical, Inc. (a)	40,264	22,671,048
Medtronic PLC	459,820	35,585,470
Steris PLC	115,952	7,458,033
Varian Medical Systems, Inc. (a)	186,958	14,623,855
		140,008,927
Health Care Providers & Services - 2.7%
Aetna, Inc.	244,300	26,538,309
Cardinal Health, Inc.	236,100	19,289,370
Cigna Corp.	185,800	25,939,538
Community Health Systems, Inc. (a)	426,370	6,446,714
Express Scripts Holding Co. (a)	215,023	15,133,319
HCA Holdings, Inc. (a)	890,558	61,635,519
Laboratory Corp. of America Holdings (a)	205,200	22,539,168
McKesson Corp.	68,426	10,648,454
Molina Healthcare, Inc. (a)	272,360	16,897,214
UnitedHealth Group, Inc.	752,240	89,591,784
		294,659,389
Health Care Technology - 0.3%
athenahealth, Inc. (a)	138,024	17,814,758
Cerner Corp. (a)	242,048	12,358,971
		30,173,729
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	451,480	16,862,778
Illumina, Inc. (a)	140,884	21,166,412
Thermo Fisher Scientific, Inc.	684,722	88,459,235
		126,488,425
Pharmaceuticals - 3.6%
Allergan PLC (a)	330,971	96,017,997
Bristol-Myers Squibb Co.	1,517,227	93,961,868
Eli Lilly & Co.	688,851	49,597,272
Endo Health Solutions, Inc. (a)	82,372	3,443,973
Merck & Co., Inc.	1,198,111	60,157,153
Novartis AG sponsored ADR	189,257	13,458,065
Novo Nordisk A/S Series B sponsored ADR	393,683	20,235,306
Pfizer, Inc.	498,472	14,789,664
Shire PLC sponsored ADR	183,150	28,591,547
Zoetis, Inc. Class A	357,526	14,680,018
		394,932,863

TOTAL HEALTH CARE		1,557,259,327

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.	160,200	21,830,454
Honeywell International, Inc.	321,640	32,598,214
Lockheed Martin Corp.	140,550	30,329,285
Northrop Grumman Corp.	325,658	62,597,981
Spirit AeroSystems Holdings, Inc. Class A (a)	205,627	9,458,842
Textron, Inc.	562,828	19,220,576
The Boeing Co.	220,004	26,000,073
TransDigm Group, Inc. (a)	24,589	5,251,719
United Technologies Corp.	661,862	63,949,106
		271,236,250
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	255,200	17,820,616
Expeditors International of Washington, Inc.	413,080	18,910,802
FedEx Corp.	248,358	33,995,243
United Parcel Service, Inc. Class B	537,514	51,896,977
XPO Logistics, Inc. (a)	90,884	2,250,288
		124,873,926
Airlines - 1.0%
Copa Holdings SA Class A	238,250	14,547,545
Delta Air Lines, Inc.	1,194,995	57,646,559
JetBlue Airways Corp. (a)	615,700	13,545,400
United Continental Holdings, Inc. (a)	397,471	22,759,189
		108,498,693
Building Products - 0.4%
Owens Corning	992,560	42,600,675
Electrical Equipment - 0.0%
SolarCity Corp. (a)	53,709	989,857
Industrial Conglomerates - 0.4%
Danaher Corp.	219,249	19,572,358
Roper Technologies, Inc.	141,223	23,715,578
		43,287,936
Machinery - 0.1%
Caterpillar, Inc.	143,540	9,717,658
Professional Services - 0.2%
IHS, Inc. Class A (a)	44,447	4,622,044
Verisk Analytics, Inc. (a)	175,537	12,786,115
		17,408,159
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	315,350	38,431,679
Union Pacific Corp.	688,634	54,305,677
		92,737,356
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	208,166	10,735,121

TOTAL INDUSTRIALS		722,085,631

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,694,555	44,363,450
Harris Corp.	245,200	19,130,504
Juniper Networks, Inc.	1,034,900	25,562,030
Palo Alto Networks, Inc. (a)	26,762	3,874,870
Qualcomm, Inc.	1,183,920	60,131,297
		153,062,151
Electronic Equipment & Components - 0.1%
Ingram Micro, Inc. Class A	206,794	7,403,225
Keysight Technologies, Inc. (a)	312,995	8,166,040
		15,569,265
Internet Software & Services - 7.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	346,937	23,872,735
Alphabet, Inc.:
Class A	328,371	235,514,249
Class C	310,692	216,791,557
Autohome, Inc. ADR Class A (a)	163,517	4,007,802
Dropbox, Inc. (a)(c)	286,254	2,759,489
eBay, Inc. (a)	566,597	13,485,009
Facebook, Inc. Class A (a)	2,434,187	260,263,274
LinkedIn Corp. Class A (a)	179,171	20,997,049
MercadoLibre, Inc.	52,054	5,297,015
Pandora Media, Inc. (a)	249,104	2,545,843
SurveyMonkey (a)(c)	163,411	1,312,190
Twitter, Inc. (a)	713,851	12,934,980
Yelp, Inc. (a)	93,648	1,895,436
Zillow Group, Inc.:
Class A (a)	176,581	4,087,850
Class C (a)	353,162	7,628,299
		813,392,777
IT Services - 6.6%
Accenture PLC Class A	268,815	26,951,392
Alliance Data Systems Corp. (a)	286,803	60,265,914
Amdocs Ltd.	222,878	12,650,555
Automatic Data Processing, Inc.	68,764	5,823,623
Cognizant Technology Solutions Corp. Class A (a)	1,374,992	78,347,044
Fidelity National Information Services, Inc.	830,942	48,402,372
Fiserv, Inc. (a)	337,900	32,313,377
FleetCor Technologies, Inc. (a)	360,093	45,980,275
Gartner, Inc. Class A (a)	54,500	4,490,800
Global Payments, Inc.	621,656	37,889,933
IBM Corp.	87,600	11,478,228
MasterCard, Inc. Class A	1,214,250	105,542,610
PayPal Holdings, Inc. (a)	552,137	21,058,505
Vantiv, Inc. (a)	648,512	33,748,564
Visa, Inc. Class A	2,572,871	186,250,132
		711,193,324
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	616,425	32,664,361
ARM Holdings PLC sponsored ADR	284,214	11,644,248
Intel Corp.	949,900	28,107,541
Lam Research Corp.	776,400	56,910,120
Microchip Technology, Inc.	271,950	12,099,056
NVIDIA Corp.	489,600	15,353,856
NXP Semiconductors NV (a)	360,770	25,701,255
Skyworks Solutions, Inc.	264,800	17,595,960
		200,076,397
Software - 5.1%
Activision Blizzard, Inc.	1,042,725	33,023,101
Adobe Systems, Inc. (a)	754,736	64,265,770
Aspen Technology, Inc. (a)	441,247	14,547,914
Atlassian Corp. PLC	84,136	1,999,913
Autodesk, Inc. (a)	294,618	15,243,535
Electronic Arts, Inc. (a)	999,225	64,190,214
FireEye, Inc. (a)	138,571	2,347,393
Intuit, Inc.	278,453	26,909,698
Microsoft Corp.	3,431,794	174,609,679
Mobileye NV (a)	54,815	1,779,295
NetSuite, Inc. (a)	46,741	2,824,091
Oracle Corp.	2,238,457	82,330,448
Salesforce.com, Inc. (a)	165,981	11,245,213
ServiceNow, Inc. (a)	176,869	9,726,026
Splunk, Inc. (a)	257,562	11,229,703
Synopsys, Inc. (a)	434,700	19,452,825
Tableau Software, Inc. (a)	54,490	2,487,469
Workday, Inc. Class A (a)	182,035	11,004,016
		549,216,303
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)	73,842	787,894
Apple, Inc.	3,920,196	379,043,751
NCR Corp. (a)	810,040	18,922,534
Stratasys Ltd. (a)	25,671	483,898
		399,238,077

TOTAL INFORMATION TECHNOLOGY		2,841,748,294

MATERIALS - 2.0%
Chemicals - 2.0%
Ashland, Inc.	368,090	35,075,296
FMC Corp.	191,190	7,196,392
LyondellBasell Industries NV Class A	689,443	55,300,223
Monsanto Co.	625,934	56,327,801
PPG Industries, Inc.	402,250	38,829,193
Sherwin-Williams Co.	86,983	23,528,902
		216,257,807
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	542,010	4,135,536

TOTAL MATERIALS		220,393,343

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	640,488	23,666,032
SBA Communications Corp. Class A (a)	188,450	17,882,021
Verizon Communications, Inc.	1,602,600	81,299,898
		122,847,951
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	875,060	8,575,588
TOTAL COMMON STOCKS
(Cost $6,491,142,738)		8,751,194,521

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)	98,859	10,841,867
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(c)	28,508	274,817

TOTAL CONVERTIBLE PREFERRED STOCKS		11,116,684

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(c)	52,096	4,271,872
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	296,161	1,599,269
Series H (a)(c)	93,416	504,446
Series H1 (a)(c)	93,416	504,446
		2,608,161

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,880,033

TOTAL PREFERRED STOCKS
(Cost $7,040,302)		17,996,717

Equity Funds - 16.9%
Large Growth Funds - 16.9%
Columbia Select Large Cap Growth Fund Class R5	22,692,216	325,860,226
Fidelity Growth Company Fund (d)	8,599,818	1,036,192,046
Fidelity SAI U.S. Quality Index Fund (d)	34,299,920	337,168,213
PRIMECAP Odyssey Growth Fund	646,730	15,870,749
Wells Fargo Advantage Premier Large Co. Growth Fund Administrator Class	8,894,702	118,121,647
TOTAL LARGE GROWTH FUNDS
(Cost $1,634,518,679)		1,833,212,881
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.31% 4/14/16 to 5/19/16 (e)
(Cost $3,118,445)	$3,120,000	3,118,549
	Shares

Money Market Funds - 1.9%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.17% (f)
(Cost $205,978,877)	205,978,877	205,978,877
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $8,341,799,041)		10,811,501,545
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,823,560
NET ASSETS - 100%		$10,823,325,105

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
769 ICE Russell 1000 Growth Index Contracts (United States)	March 2016	72,239,860	$113,504

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,166,574 or 0.3% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,118,549.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc.	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
Flipkart Series D	10/4/13	$1,195,447
Legend Pictures LLC	3/8/12	$2,977,445
Palantir Technologies, Inc. Series G	7/19/12	$906,253
Palantir Technologies, Inc. Series H	10/25/13	$327,890
Palantir Technologies, Inc. Series H1	10/25/13	$327,890
SurveyMonkey	11/25/14	$2,688,111

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$1,144,953,300	$70,692,071	$--	$--	$1,036,192,046
Fidelity SAI U.S. Quality Index Fund	--	348,741,799	--	438,624	337,168,213
Total	$1,144,953,300	$419,433,870	$--	$438,624	$1,373,360,259

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,819,533,594	$1,799,321,677	$--	$20,211,917
Consumer Staples	918,653,165	918,653,165	--	--
Energy	120,795,866	120,795,866	--	--
Financials	434,415,501	434,415,501	--	--
Health Care	1,557,259,327	1,557,259,327	--	--
Industrials	722,085,631	722,085,631	--	--
Information Technology	2,844,631,272	2,837,676,615	--	6,954,657
Materials	220,393,343	220,393,343	--	--
Telecommunication Services	122,847,951	122,847,951	--	--
Utilities	8,575,588	8,575,588	--	--
Equity Funds	1,833,212,881	1,833,212,881	--	--
Other Short-Term Investments	3,118,549	--	3,118,549	--
Money Market Funds	205,978,877	205,978,877	--	--
Total Investments in Securities:	$10,811,501,545	$10,781,216,422	$3,118,549	$27,166,574
Derivative Instruments:
Assets
Futures Contracts	$113,504	$113,504	$--	$--
Total Assets	$113,504	$113,504	$--	$--
Total Derivative Instruments:	$113,504	$113,504	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $8,358,484,888. Net unrealized appreciation aggregated $2,453,016,657, of which $2,932,690,684 related to appreciated investment securities and $479,674,027 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 29, 2016

SUF-QTLY-0416
1.912902.105

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.0%
Autoliv, Inc.	146,300	$15,541,449
Cooper Tire & Rubber Co.	265,127	10,419,491
Delphi Automotive PLC	139,600	9,308,528
Gentex Corp.	145,300	2,115,568
Johnson Controls, Inc.	472,700	17,234,642
Lear Corp.	300,121	30,417,263
The Goodyear Tire & Rubber Co.	574,200	17,294,904
		102,331,845
Automobiles - 1.1%
Ford Motor Co.	3,053,600	38,200,536
General Motors Co.	1,986,200	58,473,728
Harley-Davidson, Inc.	488,272	21,078,702
		117,752,966
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	309,300	15,403,140
Carnival Corp. unit	294,000	14,100,240
Hyatt Hotels Corp. Class A (a)	16,100	743,015
Royal Caribbean Cruises Ltd.	38,700	2,878,119
Six Flags Entertainment Corp.	96,458	4,905,854
Wyndham Worldwide Corp.	57,800	4,210,152
		42,240,520
Household Durables - 0.5%
Lennar Corp. Class A	476,600	19,988,604
PulteGroup, Inc.	501,080	8,613,565
Toll Brothers, Inc. (a)	87,000	2,388,150
Whirlpool Corp.	164,500	25,550,140
		56,540,459
Leisure Products - 0.0%
Brunswick Corp.	16,200	689,148
Media - 2.3%
AMC Networks, Inc. Class A (a)	24,800	1,625,392
CBS Corp. Class B	473,225	22,894,626
Comcast Corp. Class A	151,885	8,768,321
Discovery Communications, Inc. Class A (a)	74,500	1,862,500
Gannett Co., Inc.	247,600	3,778,376
Interpublic Group of Companies, Inc.	71,600	1,531,524
Liberty Global PLC:
Class C (a)	294,076	10,574,973
LiLAC Class C (a)	105,762	3,880,408
Liberty Media Corp. Class C (a)	149,798	5,227,950
News Corp. Class A	185,200	2,003,864
Omnicom Group, Inc.	195,550	15,215,746
Scripps Networks Interactive, Inc. Class A	46,000	2,725,040
Starz Series A (a)	142,460	3,588,567
Tegna, Inc.	606,600	14,946,624
The Walt Disney Co.	290,500	27,748,560
Time Warner Cable, Inc.	48,400	9,237,624
Time Warner, Inc.	1,121,807	74,263,623
Twenty-First Century Fox, Inc. Class A	578,100	15,620,262
Viacom, Inc. Class B (non-vtg.)	575,800	21,218,230
		246,712,210
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	6,504,360
Dillard's, Inc. Class A	109,300	9,147,317
Kohl's Corp.	444,400	20,740,148
Macy's, Inc.	348,100	15,041,401
Target Corp.	734,966	57,658,083
		109,091,309
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	158,700	4,610,235
American Eagle Outfitters, Inc.	677,700	10,341,702
AutoNation, Inc. (a)	55,100	2,835,997
Best Buy Co., Inc.	724,203	23,456,935
Dick's Sporting Goods, Inc.	16,000	679,520
Foot Locker, Inc.	68,800	4,300,000
Home Depot, Inc.	168,000	20,852,160
Tiffany & Co., Inc.	22,800	1,481,544
		68,558,093
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	69,700	1,985,753
PVH Corp.	40,800	3,229,320
Ralph Lauren Corp.	29,300	2,659,268
		7,874,341

TOTAL CONSUMER DISCRETIONARY		751,790,891

CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Diageo PLC sponsored ADR	116,000	11,901,600
Food & Staples Retailing - 1.5%
CVS Health Corp.	89,446	8,691,468
Kroger Co.	477,300	19,049,043
Wal-Mart Stores, Inc.	1,832,000	121,534,880
Walgreens Boots Alliance, Inc.	242,000	19,103,480
		168,378,871
Food Products - 1.8%
Archer Daniels Midland Co.	1,265,500	44,241,880
Bunge Ltd.	223,500	11,112,420
Cal-Maine Foods, Inc.	104,600	5,583,548
Dean Foods Co.	606,600	11,701,314
Fresh Del Monte Produce, Inc.	235,200	9,433,872
General Mills, Inc.	309,200	18,196,420
Ingredion, Inc.	294,400	29,799,168
Mondelez International, Inc.	364,000	14,752,920
Pilgrim's Pride Corp.	127,100	3,107,595
The Hershey Co.	121,000	10,997,690
Tyson Foods, Inc. Class A	536,530	34,740,318
		193,667,145
Personal Products - 0.3%
Coty, Inc. Class A	350,000	9,968,000
Edgewell Personal Care Co. (a)	23,900	1,827,155
Herbalife Ltd. (a)	37,100	2,031,225
Unilever NV (NY Reg.)	371,000	15,808,310
		29,634,690

TOTAL CONSUMER STAPLES		403,582,306

ENERGY - 7.5%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc.	236,000	1,623,680
Baker Hughes, Inc.	151,100	6,477,657
Ensco PLC Class A	385,800	3,344,886
Halliburton Co.	289,000	9,328,920
Helmerich & Payne, Inc.	197,000	10,435,090
National Oilwell Varco, Inc.	202,100	5,915,467
Noble Corp.	962,700	8,019,291
Parker Drilling Co. (a)	1,082,600	1,688,856
Rowan Companies PLC	608,500	8,105,220
		54,939,067
Oil, Gas & Consumable Fuels - 7.0%
California Resources Corp.	71,744	40,327
Canadian Natural Resources Ltd.	362,242	7,571,474
Chevron Corp.	1,547,500	129,123,400
Cimarex Energy Co.	65,073	5,468,084
ConocoPhillips Co.	345,700	11,695,031
Diamondback Energy, Inc.	93,383	6,653,539
Energen Corp.	112,631	2,982,469
EOG Resources, Inc.	312,435	20,227,042
EQT Corp.	27,577	1,537,142
Exxon Mobil Corp.	3,199,900	256,471,985
Hess Corp.	208,000	9,068,800
HollyFrontier Corp.	577,300	19,524,286
Marathon Oil Corp.	563,900	4,629,619
Marathon Petroleum Corp.	1,446,801	49,552,934
Occidental Petroleum Corp.	763,240	52,526,177
Phillips 66 Co.	1,187,128	94,246,092
Pioneer Natural Resources Co.	82,600	9,955,778
QEP Resources, Inc.	345,287	3,370,001
Tesoro Corp.	60,000	4,840,800
Valero Energy Corp.	1,024,571	61,556,226
		751,041,206

TOTAL ENERGY		805,980,273

FINANCIALS - 20.6%
Banks - 9.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,469,600	9,302,568
Bank of America Corp.	10,737,529	134,433,863
BB&T Corp.	669,912	21,544,370
BOK Financial Corp.	164,700	8,048,889
CIT Group, Inc.	373,900	11,145,959
Citigroup, Inc.	3,545,329	137,736,032
Citizens Financial Group, Inc.	262,900	5,055,567
Comerica, Inc.	90,300	3,050,334
Commerce Bancshares, Inc.	50,929	2,163,464
Cullen/Frost Bankers, Inc.	162,800	7,803,004
East West Bancorp, Inc.	71,700	2,148,849
Fifth Third Bancorp	1,571,037	23,974,025
First Republic Bank	232,000	14,277,280
Huntington Bancshares, Inc.	1,807,700	15,817,375
Investors Bancorp, Inc.	168,700	1,909,684
JPMorgan Chase & Co.	4,458,532	251,015,352
KeyCorp	1,448,000	15,276,400
M&T Bank Corp.	99,000	10,152,450
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,950,000	8,365,500
Peoples United Financial, Inc.	130,100	1,900,761
PNC Financial Services Group, Inc.	718,000	58,380,580
Regions Financial Corp.	4,679,300	35,188,336
SunTrust Banks, Inc.	1,283,300	42,579,894
Synovus Financial Corp.	65,100	1,731,009
U.S. Bancorp	871,600	33,574,032
Wells Fargo & Co.	3,719,455	174,516,829
		1,031,092,406
Capital Markets - 2.0%
Ameriprise Financial, Inc.	362,000	30,389,900
Bank of New York Mellon Corp.	560,100	19,821,939
BlackRock, Inc. Class A	81,947	25,564,186
E*TRADE Financial Corp. (a)	114,400	2,683,824
Eaton Vance Corp. (non-vtg.)	55,400	1,601,614
Goldman Sachs Group, Inc.	389,400	58,226,982
Invesco Ltd.	215,700	5,767,818
Morgan Stanley	1,549,700	38,277,590
Northern Trust Corp.	111,300	6,608,994
State Street Corp.	431,500	23,637,570
T. Rowe Price Group, Inc.	125,100	8,645,661
		221,226,078
Consumer Finance - 1.8%
Ally Financial, Inc. (a)	704,052	12,377,234
American Express Co.	525,300	29,196,174
Capital One Financial Corp.	986,024	64,811,358
Credit Acceptance Corp. (a)	3,600	709,452
Discover Financial Services	1,279,736	59,405,345
Navient Corp.	840,449	9,102,063
Nelnet, Inc. Class A	227,900	8,569,040
Synchrony Financial (a)	415,470	11,196,917
		195,367,583
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	344,861	46,270,000
The NASDAQ OMX Group, Inc.	81,100	5,132,819
Voya Financial, Inc.	108,000	3,170,880
		54,573,699
Insurance - 5.9%
AFLAC, Inc.	637,400	37,938,048
Alleghany Corp. (a)	8,100	3,758,238
Allstate Corp.	794,613	50,426,141
American Financial Group, Inc.	287,700	19,298,916
American International Group, Inc.	719,300	36,108,860
Aon PLC	79,112	7,538,582
Arch Capital Group Ltd. (a)	61,000	4,144,340
Assurant, Inc.	341,000	24,245,100
Axis Capital Holdings Ltd.	310,600	16,682,326
Chubb Ltd.	270,589	31,261,147
Cincinnati Financial Corp.	81,700	5,158,538
Endurance Specialty Holdings Ltd.	178,800	11,133,876
Everest Re Group Ltd.	184,900	34,415,437
FNF Group	49,400	1,629,212
Genworth Financial, Inc. Class A (a)	504,800	1,070,176
Hanover Insurance Group, Inc.	168,500	13,977,075
Hartford Financial Services Group, Inc.	1,368,300	57,632,796
Lincoln National Corp.	742,093	27,108,657
Loews Corp.	176,600	6,419,410
Markel Corp. (a)	7,000	5,996,970
MetLife, Inc.	1,341,813	53,082,122
Pricoa Global Funding I	613,900	40,572,651
Principal Financial Group, Inc.	145,900	5,516,479
Progressive Corp.	291,100	9,291,912
Reinsurance Group of America, Inc.	41,000	3,694,100
The Travelers Companies, Inc.	767,432	82,514,289
Torchmark Corp.	174,100	8,917,402
Unum Group	688,500	19,642,905
Validus Holdings Ltd.	14,600	655,686
W.R. Berkley Corp.	61,400	3,162,100
XL Group PLC Class A	228,364	7,851,154
		630,844,645
Real Estate Investment Trusts - 0.7%
American Homes 4 Rent Class A	229,207	3,208,898
Annaly Capital Management, Inc.	2,759,800	27,956,774
Hospitality Properties Trust (SBI)	640,600	15,553,768
Lexington Corporate Properties Trust	1,090,900	8,443,566
Piedmont Office Realty Trust, Inc. Class A	591,300	10,862,181
VEREIT, Inc.	1,377,700	11,049,154
		77,074,341
Real Estate Management & Development - 0.0%
The RMR Group, Inc. (a)	8,442	190,452
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	585,400	6,322,320

TOTAL FINANCIALS		2,216,691,524

HEALTH CARE - 12.1%
Biotechnology - 2.6%
AbbVie, Inc.	573,500	31,318,835
Amgen, Inc.	780,000	110,978,400
Baxalta, Inc.	924,900	35,627,148
Gilead Sciences, Inc.	1,009,222	88,054,620
United Therapeutics Corp. (a)	102,800	12,535,432
		278,514,435
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	662,100	26,159,571
Medtronic PLC	270,000	20,895,300
St. Jude Medical, Inc.	140,900	7,564,921
Zimmer Biomet Holdings, Inc.	50,998	4,937,116
		59,556,908
Health Care Providers & Services - 2.7%
Aetna, Inc.	485,800	52,772,454
Anthem, Inc.	579,060	75,677,351
Cardinal Health, Inc.	271,841	22,209,410
Cigna Corp.	88,486	12,353,530
DaVita HealthCare Partners, Inc. (a)	37,300	2,460,681
Express Scripts Holding Co. (a)	765,068	53,845,486
HCA Holdings, Inc. (a)	564,800	39,089,808
McKesson Corp.	41,657	6,482,662
Quest Diagnostics, Inc.	330,000	21,954,900
Universal Health Services, Inc. Class B	45,500	5,021,835
		291,868,117
Pharmaceuticals - 6.2%
Johnson & Johnson	3,001,572	315,795,390
Merck & Co., Inc.	2,451,539	123,091,773
Novartis AG sponsored ADR	162,400	11,548,264
Pfizer, Inc.	7,207,545	213,847,860
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,001	4,114,456
		668,397,743

TOTAL HEALTH CARE		1,298,337,203

INDUSTRIALS - 8.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	407,627	55,547,331
Honeywell International, Inc.	431,993	43,782,491
Huntington Ingalls Industries, Inc.	23,400	3,066,804
L-3 Communications Holdings, Inc.	43,600	5,114,716
Lockheed Martin Corp.	236,656	51,067,998
Moog, Inc. Class A (a)	95,300	4,115,054
Northrop Grumman Corp.	171,300	32,927,286
Raytheon Co.	246,494	30,528,282
Rockwell Collins, Inc.	65,800	5,762,106
Spirit AeroSystems Holdings, Inc. Class A (a)	70,000	3,220,000
Textron, Inc.	311,454	10,636,154
The Boeing Co.	539,000	63,699,020
Triumph Group, Inc.	270,000	8,224,200
United Technologies Corp.	442,000	42,706,040
Vectrus, Inc. (a)	37,733	726,360
		361,123,842
Air Freight & Logistics - 0.2%
FedEx Corp.	192,300	26,322,024
Airlines - 1.0%
Alaska Air Group, Inc.	67,700	5,003,030
American Airlines Group, Inc.	311,300	12,763,300
Delta Air Lines, Inc.	1,233,772	59,517,161
Southwest Airlines Co.	324,000	13,591,800
United Continental Holdings, Inc. (a)	223,373	12,790,338
		103,665,629
Building Products - 0.0%
Owens Corning	58,100	2,493,652
Commercial Services & Supplies - 0.2%
Deluxe Corp.	191,700	11,005,497
Pitney Bowes, Inc.	95,600	1,732,272
R.R. Donnelley & Sons Co.	640,600	9,724,308
		22,462,077
Construction & Engineering - 0.2%
Fluor Corp.	302,000	13,904,080
Jacobs Engineering Group, Inc. (a)	61,300	2,369,245
Tutor Perini Corp. (a)	185,700	2,480,952
		18,754,277
Electrical Equipment - 0.3%
Eaton Corp. PLC	224,600	12,737,066
Emerson Electric Co.	324,500	15,845,335
Hubbell, Inc. Class B	28,000	2,782,080
Rockwell Automation, Inc.	65,800	6,849,122
		38,213,603
Industrial Conglomerates - 0.1%
General Electric Co.	413,000	12,034,820
Machinery - 1.9%
AGCO Corp.	255,100	12,624,899
Caterpillar, Inc.	526,900	35,671,130
Deere & Co.	810,500	64,985,890
Dover Corp.	77,200	4,692,216
Flowserve Corp.	23,200	974,864
Illinois Tool Works, Inc.	334,600	31,536,050
Ingersoll-Rand PLC	130,100	7,228,356
Lincoln Electric Holdings, Inc.	35,200	1,920,864
Oshkosh Corp.	292,000	10,074,000
PACCAR, Inc.	171,600	8,837,400
Parker Hannifin Corp.	72,600	7,347,120
Pentair PLC	89,000	4,246,190
Stanley Black & Decker, Inc.	74,600	7,013,146
Timken Co.	169,200	5,047,236
Trinity Industries, Inc.	504,800	7,996,032
		210,195,393
Professional Services - 0.1%
Dun & Bradstreet Corp.	19,200	1,839,168
Manpower, Inc.	36,700	2,842,048
Robert Half International, Inc.	64,400	2,536,716
		7,217,932
Road & Rail - 0.6%
AMERCO	9,500	3,256,695
CSX Corp.	1,438,069	34,714,986
Norfolk Southern Corp.	147,500	10,792,575
Union Pacific Corp.	150,700	11,884,202
		60,648,458
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	11,452,254
TAL International Group, Inc.	236,100	3,005,553
W.W. Grainger, Inc.	31,300	6,788,970
		21,246,777

TOTAL INDUSTRIALS		884,378,484

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	2,254,833	22,390,492
Cisco Systems, Inc.	5,618,526	147,093,011
Harris Corp.	287,823	22,455,950
Juniper Networks, Inc.	187,200	4,623,840
Qualcomm, Inc.	254,400	12,920,976
		209,484,269
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	48,600	2,777,976
Avnet, Inc.	105,600	4,345,440
CDW Corp.	30,000	1,187,400
Corning, Inc.	2,193,300	40,137,390
Flextronics International Ltd. (a)	2,279,160	24,751,678
Jabil Circuit, Inc.	94,900	1,978,665
Tech Data Corp. (a)	166,200	11,702,142
Vishay Intertechnology, Inc.	590,800	6,995,072
		93,875,763
Internet Software & Services - 0.1%
Alphabet, Inc. Class A	6,600	4,733,652
eBay, Inc. (a)	445,981	10,614,348
		15,348,000
IT Services - 1.3%
Computer Sciences Corp.	245,804	7,081,613
CSG Systems International, Inc.	185,800	7,052,968
IBM Corp.	680,600	89,179,018
PayPal Holdings, Inc. (a)	310,000	11,823,400
Syntel, Inc. (a)	40,700	1,860,804
The Western Union Co.	251,700	4,596,042
Xerox Corp.	2,318,900	22,284,629
		143,878,474
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	151,400	8,022,686
Applied Materials, Inc.	553,700	10,448,319
Intel Corp.	4,119,300	121,890,087
Lam Research Corp.	320,100	23,463,330
Microchip Technology, Inc.	42,370	1,885,041
Texas Instruments, Inc.	784,012	41,568,316
		207,277,779
Software - 2.0%
Activision Blizzard, Inc.	177,090	5,608,440
Adobe Systems, Inc. (a)	215,000	18,307,250
CA Technologies, Inc.	218,600	6,402,794
Microsoft Corp.	918,448	46,730,634
Oracle Corp.	3,321,602	122,168,522
Symantec Corp.	714,200	13,791,202
		213,008,842
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,821,300	176,101,497
EMC Corp.	2,655,100	69,377,763
Hewlett Packard Enterprise Co.	1,922,229	25,507,979
HP, Inc.	1,340,300	14,327,807
NetApp, Inc.	391,100	9,714,924
Seagate Technology LLC	502,900	15,770,944
Western Digital Corp.	302,900	13,185,237
		323,986,151

TOTAL INFORMATION TECHNOLOGY		1,206,859,278

MATERIALS - 3.1%
Chemicals - 2.3%
Ashland, Inc.	32,300	3,077,867
Cabot Corp.	272,700	12,143,331
Celanese Corp. Class A	335,700	20,256,138
CF Industries Holdings, Inc.	553,000	20,162,380
Eastman Chemical Co.	417,971	26,812,840
Huntsman Corp.	967,700	10,509,222
LyondellBasell Industries NV Class A	743,500	59,636,135
Methanex Corp.	173,754	5,496,431
PPG Industries, Inc.	223,218	21,547,234
RPM International, Inc.	64,500	2,634,825
Stepan Co.	142,400	7,074,432
The Dow Chemical Co.	1,139,582	55,395,081
Valspar Corp.	39,400	3,082,656
		247,828,572
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	116,000	16,543,920
Containers & Packaging - 0.3%
Bemis Co., Inc.	50,700	2,487,849
Crown Holdings, Inc. (a)	252,492	11,829,250
Graphic Packaging Holding Co.	163,300	2,013,489
International Paper Co.	319,681	11,412,612
Packaging Corp. of America	47,100	2,284,350
Sonoco Products Co.	50,200	2,193,740
WestRock Co.	88,839	3,000,093
		35,221,383
Metals & Mining - 0.2%
Barrick Gold Corp.	542,057	7,531,908
Freeport-McMoRan, Inc.	391,500	2,987,145
Nucor Corp.	159,200	6,262,928
Reliance Steel & Aluminum Co.	35,700	2,173,773
		18,955,754
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	7,428,609
Schweitzer-Mauduit International, Inc.	199,000	6,013,780
		13,442,389

TOTAL MATERIALS		331,992,018

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,292,300	84,700,485
CenturyLink, Inc.	97,800	2,991,702
Verizon Communications, Inc.	3,626,864	183,990,811
		271,682,998
UTILITIES - 3.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	1,040,800	64,269,400
Duke Energy Corp.	343,000	25,478,040
Edison International	162,300	11,062,368
Entergy Corp.	503,500	36,357,735
Eversource Energy	158,000	8,579,400
Exelon Corp.	1,021,300	32,160,737
FirstEnergy Corp.	701,800	23,489,246
Great Plains Energy, Inc.	77,000	2,259,180
ITC Holdings Corp.	393,194	15,975,472
OGE Energy Corp.	99,500	2,475,560
Pinnacle West Capital Corp.	54,700	3,765,001
Xcel Energy, Inc.	250,500	9,904,770
		235,776,909
Gas Utilities - 0.1%
National Fuel Gas Co.	243,000	11,100,240
UGI Corp.	85,900	3,174,864
		14,275,104
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	2,388,158	23,403,948
Multi-Utilities - 1.0%
Ameren Corp.	120,900	5,676,255
CenterPoint Energy, Inc.	214,400	3,994,272
Consolidated Edison, Inc.	146,100	10,228,461
DTE Energy Co.	58,100	4,887,372
Public Service Enterprise Group, Inc.	1,367,700	58,346,082
SCANA Corp.	291,700	18,966,334
		102,098,776

TOTAL UTILITIES		375,554,737

TOTAL COMMON STOCKS
(Cost $7,561,105,252)		8,546,849,712

Equity Funds - 19.4%
Large Value Funds - 13.7%
Invesco Diversified Dividend Fund - Class A	29,265,052	509,211,904
JPMorgan Value Advantage Fund Institutional Class	36,369,074	960,143,558

TOTAL LARGE VALUE FUNDS		1,469,355,462

Mid-Cap Value Funds - 4.3%
Fidelity Low-Priced Stock Fund (b)	10,051,378	457,538,705
Sector Funds - 1.4%
Fidelity Energy Portfolio (b)	4,779,741	155,962,945
TOTAL EQUITY FUNDS
(Cost $1,775,153,347)		2,082,857,112

U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.31% 3/3/16 to 4/28/16 (c)
(Cost $5,517,572)	5,520,000	5,517,719

Money Market Funds - 1.0%
SSgA U.S. Treasury Money Market Fund Class N, 0.05% (d)
(Cost $105,877,748)	105,877,748	105,877,748
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $9,447,653,919)		10,741,102,291
NET OTHER ASSETS (LIABILITIES) - 0.2%		18,090,053
NET ASSETS - 100%		$10,759,192,344

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
319 ICE Russell 1000 Value Index Contracts (United States)	March 2016	28,965,200	$890,234

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,540,319.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$--	$150,000,000	$--	$--	$155,962,945
Fidelity Low-Priced Stock Fund	532,999,732	22,456,165	25,000,000	21,748,303	457,538,705
Total	$532,999,732	$172,456,165	$25,000,000	$21,748,303	$613,501,650

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$751,790,891	$751,790,891	$--	$--
Consumer Staples	403,582,306	403,582,306	--	--
Energy	805,980,273	805,980,273	--	--
Financials	2,216,691,524	2,216,691,524	--	--
Health Care	1,298,337,203	1,298,337,203	--	--
Industrials	884,378,484	884,378,484	--	--
Information Technology	1,206,859,278	1,206,859,278	--	--
Materials	331,992,018	331,992,018	--	--
Telecommunication Services	271,682,998	271,682,998	--	--
Utilities	375,554,737	375,554,737	--	--
Equity Funds	2,082,857,112	2,082,857,112	--	--
Other Short-Term Investments	5,517,719	--	5,517,719	--
Money Market Funds	105,877,748	105,877,748	--	--
Total Investments in Securities:	$10,741,102,291	$10,735,584,572	$5,517,719	$--
Derivative Instruments:
Assets
Futures Contracts	$890,234	$890,234	$--	$--
Total Assets	$890,234	$890,234	$--	$--
Total Derivative Instruments:	$890,234	$890,234	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $9,465,350,693. Net unrealized appreciation aggregated $1,275,751,598, of which $1,856,442,442 related to appreciated investment securities and $580,690,844 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 29, 2016

SAI-COR-QTLY-0416
1.902944.106

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Autoliv, Inc.	34,100	$3,622,443
BorgWarner, Inc.	87,900	2,872,572
Cooper Tire & Rubber Co.	39,800	1,564,140
Delphi Automotive PLC	163,313	10,889,711
Gentex Corp.	40,000	582,400
Johnson Controls, Inc.	452,600	16,501,796
Lear Corp.	92,490	9,373,862
The Goodyear Tire & Rubber Co.	268,900	8,099,268
		53,506,192
Automobiles - 0.3%
Ford Motor Co.	1,741,685	21,788,479
General Motors Co.	737,200	21,703,168
Harley-Davidson, Inc.	420,900	18,170,253
Tesla Motors, Inc. (a)	23,760	4,560,257
		66,222,157
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	767,425	29,108,430
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	61,900	3,082,620
Carnival Corp. unit	81,000	3,884,760
Chipotle Mexican Grill, Inc. (a)	27,743	14,125,626
Darden Restaurants, Inc.	14,100	900,708
Hilton Worldwide Holdings, Inc.	346,600	7,202,348
Hyatt Hotels Corp. Class A (a)	4,500	207,675
Las Vegas Sands Corp.	98,400	4,750,752
McDonald's Corp.	547,062	64,110,196
MGM Mirage, Inc. (a)	226,200	4,281,966
Norwegian Cruise Line Holdings Ltd. (a)	56,500	2,775,845
Royal Caribbean Cruises Ltd.	277,014	20,601,531
Starbucks Corp.	461,000	26,834,810
Wyndham Worldwide Corp.	1,416,061	103,145,883
Yum! Brands, Inc.	379,560	27,506,713
		283,411,433
Household Durables - 0.2%
D.R. Horton, Inc.	426,781	11,403,588
Harman International Industries, Inc.	177,959	13,645,896
Lennar Corp. Class A	105,300	4,416,282
Mohawk Industries, Inc. (a)	15,700	2,821,761
PulteGroup, Inc.	418,643	7,196,473
Toll Brothers, Inc. (a)	178,739	4,906,386
Whirlpool Corp.	38,600	5,995,352
		50,385,738
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	203,480	112,426,770
Netflix, Inc. (a)	49,528	4,626,410
Priceline Group, Inc. (a)	47,199	59,716,647
		176,769,827
Leisure Products - 0.1%
Brunswick Corp.	4,900	208,446
Mattel, Inc.	530,400	17,248,608
		17,457,054
Media - 2.8%
AMC Networks, Inc. Class A (a)	6,800	445,672
CBS Corp. Class B	59,000	2,854,420
Charter Communications, Inc. Class A (a)	602,833	108,244,693
Comcast Corp. Class A	2,178,230	125,749,218
Discovery Communications, Inc. Class A (a)	20,500	512,500
DISH Network Corp. Class A (a)	272,136	12,825,770
Gannett Co., Inc.	32,450	495,187
Interpublic Group of Companies, Inc.	21,700	464,163
Liberty Global PLC Class A (a)	487,632	17,964,363
Liberty Media Corp. Class A (a)	817,611	29,123,304
MSG Network, Inc. Class A (a)	491,263	8,066,538
News Corp. Class A	51,000	551,820
Omnicom Group, Inc.	33,300	2,591,073
Scripps Networks Interactive, Inc. Class A	12,600	746,424
Starz Series A (a)	22,482	566,322
Tegna, Inc.	95,600	2,355,584
The Madison Square Garden Co. (a)	312,345	48,413,475
The Walt Disney Co.	824,088	78,716,886
Time Warner Cable, Inc.	95,045	18,140,289
Time Warner, Inc.	1,956,268	129,504,942
Twenty-First Century Fox, Inc. Class A	1,399,099	37,803,655
Viacom, Inc. Class B (non-vtg.)	446,300	16,446,155
		642,582,453
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	546,075
Dillard's, Inc. Class A	19,700	1,648,693
Dollar General Corp.	144,300	10,714,275
Kohl's Corp.	92,500	4,316,975
Macy's, Inc.	107,700	4,653,717
Target Corp.	671,400	52,671,330
		74,551,065
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	36,100	1,048,705
Advance Auto Parts, Inc.	143,633	21,320,883
AutoNation, Inc. (a)	559,238	28,783,980
AutoZone, Inc. (a)	39,712	30,759,724
Best Buy Co., Inc.	440,570	14,270,062
CarMax, Inc. (a)	302,050	13,972,833
Dick's Sporting Goods, Inc.	4,900	208,103
Foot Locker, Inc.	34,200	2,137,500
Gap, Inc.	108,400	2,997,260
Home Depot, Inc.	1,125,817	139,736,406
L Brands, Inc.	128,300	10,878,557
Lowe's Companies, Inc.	1,545,419	104,362,145
Ross Stores, Inc.	270,460	14,869,891
Tiffany & Co., Inc.	6,900	448,362
TJX Companies, Inc.	444,293	32,922,111
Tractor Supply Co.	59,000	4,989,630
		423,706,152
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	623,200	17,754,968
NIKE, Inc. Class B	538,000	33,135,420
PVH Corp.	11,300	894,395
Ralph Lauren Corp.	102,736	9,324,319
VF Corp.	234,336	15,257,617
		76,366,719

TOTAL CONSUMER DISCRETIONARY		1,894,067,220

CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	1,718,250	83,352,308
Constellation Brands, Inc. Class A (sub. vtg.)	6,600	933,438
Diageo PLC	378,100	9,783,145
Molson Coors Brewing Co. Class B	1,521,092	129,703,515
PepsiCo, Inc.	1,329,126	130,015,105
The Coca-Cola Co.	2,353,729	101,516,332
		455,303,843
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	281,910	42,294,957
CVS Health Corp.	1,477,588	143,577,226
Kroger Co.	2,418,863	96,536,822
Rite Aid Corp. (a)	305,200	2,426,340
Sysco Corp.	179,645	7,927,734
Wal-Mart Stores, Inc.	786,600	52,183,044
Walgreens Boots Alliance, Inc.	345,304	27,258,298
Whole Foods Market, Inc.	551,660	17,272,475
		389,476,896
Food Products - 1.0%
Archer Daniels Midland Co.	240,400	8,404,384
Bunge Ltd.	165,800	8,243,576
Cal-Maine Foods, Inc.	58,000	3,096,040
Campbell Soup Co.	20,600	1,272,050
ConAgra Foods, Inc.	234,300	9,854,658
Fresh Del Monte Produce, Inc.	48,300	1,937,313
General Mills, Inc.	436,940	25,713,919
Ingredion, Inc.	50,000	5,061,000
Kellogg Co.	398,047	29,463,439
McCormick & Co., Inc. (non-vtg.)	73,400	6,845,284
Mondelez International, Inc.	1,646,188	66,720,000
Pilgrim's Pride Corp.	35,000	855,750
Sanderson Farms, Inc.	30,300	2,765,178
The Kraft Heinz Co.	284,022	21,875,374
Tyson Foods, Inc. Class A	492,613	31,896,692
		224,004,657
Household Products - 0.5%
Colgate-Palmolive Co.	126,100	8,277,204
Henkel AG & Co. KGaA	23,467	2,081,855
Kimberly-Clark Corp.	195,687	25,498,016
Procter & Gamble Co.	1,169,116	93,868,324
		129,725,399
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	6,600	504,570
Estee Lauder Companies, Inc. Class A	16,100	1,470,413
Herbalife Ltd. (a)	10,200	558,450
		2,533,433
Tobacco - 0.8%
Altria Group, Inc.	370,100	22,787,057
British American Tobacco PLC sponsored ADR	85,410	9,278,942
Philip Morris International, Inc.	1,227,633	111,751,432
Reynolds American, Inc.	963,515	48,590,061
		192,407,492

TOTAL CONSUMER STAPLES		1,393,451,720

ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc.	30,500	209,840
Baker Hughes, Inc.	557,412	23,896,252
Cameron International Corp. (a)	77,400	5,074,344
Ensco PLC Class A	103,700	899,079
FMC Technologies, Inc. (a)	101,600	2,492,248
Halliburton Co.	357,600	11,543,328
Helmerich & Payne, Inc.	39,000	2,065,830
National Oilwell Varco, Inc.	115,500	3,380,685
Noble Corp.	154,600	1,287,818
Oceaneering International, Inc.	83,200	2,297,984
Rowan Companies PLC	156,000	2,077,920
Schlumberger Ltd.	186,317	13,362,655
		68,587,983
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	116,200	4,409,790
Apache Corp.	616,100	23,584,308
Cabot Oil & Gas Corp.	622,862	12,538,212
California Resources Corp.	100,183	56,313
Canadian Natural Resources Ltd.	98,700	2,062,998
Chevron Corp.	2,321,360	193,694,278
Cimarex Energy Co.	39,400	3,310,782
Columbia Pipeline Group, Inc.	515,913	9,363,821
Concho Resources, Inc. (a)	101,500	9,159,360
ConocoPhillips Co.	1,045,101	35,355,767
Continental Resources, Inc. (a)	147,700	3,423,686
Devon Energy Corp.	133,500	2,627,280
Diamondback Energy, Inc.	69,936	4,982,940
EOG Resources, Inc.	170,509	11,038,753
EQT Corp.	386,837	21,562,294
Exxon Mobil Corp.	2,626,843	210,541,466
HollyFrontier Corp.	254,188	8,596,638
Imperial Oil Ltd.	468,000	14,939,335
Kinder Morgan, Inc.	950,300	17,190,927
Magellan Midstream Partners LP	79,401	5,365,920
Marathon Oil Corp.	106,500	874,365
Marathon Petroleum Corp.	392,600	13,446,550
Noble Energy, Inc.	165,840	4,892,280
Occidental Petroleum Corp.	1,066,703	73,410,500
Phillips 66 Co.	241,900	19,204,441
Pioneer Natural Resources Co.	110,247	13,288,071
Royal Dutch Shell PLC Class B sponsored ADR	247,500	11,313,225
Spectra Energy Corp.	287,200	8,386,240
Suncor Energy, Inc.	1,439,577	35,196,753
Tesoro Corp.	96,100	7,753,348
The Williams Companies, Inc.	1,108,454	17,724,179
Total SA sponsored ADR	234,900	10,502,379
Valero Energy Corp.	672,503	40,403,980
		850,201,179

TOTAL ENERGY		918,789,162

FINANCIALS - 10.3%
Banks - 4.6%
Bank of America Corp.	10,646,430	133,293,304
BB&T Corp.	303,891	9,773,135
BOK Financial Corp.	9,300	454,491
CIT Group, Inc.	78,100	2,328,161
Citigroup, Inc.	4,222,251	164,034,451
Citizens Financial Group, Inc.	72,400	1,392,252
Comerica, Inc.	24,900	841,122
Commerce Bancshares, Inc.	14,014	595,315
Cullen/Frost Bankers, Inc.	8,400	402,612
East West Bancorp, Inc.	189,775	5,687,557
Fifth Third Bancorp	879,000	13,413,540
Huntington Bancshares, Inc.	454,900	3,980,375
Investors Bancorp, Inc.	46,500	526,380
JPMorgan Chase & Co.	3,235,516	182,159,551
KeyCorp	641,800	6,770,990
M&T Bank Corp.	64,070	6,570,379
Peoples United Financial, Inc.	35,800	523,038
PNC Financial Services Group, Inc.	355,274	28,887,329
Regions Financial Corp.	1,288,400	9,688,768
Standard Chartered PLC (United Kingdom)	483,504	2,896,778
SunTrust Banks, Inc.	419,930	13,933,277
SVB Financial Group (a)	78,781	6,999,692
Synovus Financial Corp.	17,900	475,961
U.S. Bancorp	6,932,556	267,042,057
Wells Fargo & Co.	4,072,763	191,094,040
		1,053,764,555
Capital Markets - 1.5%
Ameriprise Financial, Inc.	354,668	29,774,379
Bank of New York Mellon Corp.	857,237	30,337,617
BlackRock, Inc. Class A	119,637	37,321,959
Charles Schwab Corp.	914,310	22,903,466
E*TRADE Financial Corp. (a)	394,600	9,257,316
Eaton Vance Corp. (non-vtg.)	15,300	442,323
Franklin Resources, Inc.	63,000	2,258,550
Goldman Sachs Group, Inc.	473,650	70,824,885
Invesco Ltd.	295,751	7,908,382
Legg Mason, Inc.	77,000	2,199,120
LPL Financial	81,700	1,652,791
Morgan Stanley	2,836,240	70,055,128
Northern Trust Corp.	195,600	11,614,728
Och-Ziff Capital Management Group LLC Class A	291,600	1,283,040
State Street Corp.	897,700	49,176,006
T. Rowe Price Group, Inc.	34,500	2,384,295
TD Ameritrade Holding Corp.	183,300	5,238,714
		354,632,699
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	65,500	1,151,490
American Express Co.	234,991	13,060,800
Capital One Financial Corp.	158,200	10,398,486
Credit Acceptance Corp. (a)	1,100	216,777
Discover Financial Services	798,528	37,067,670
Navient Corp.	71,000	768,930
Nelnet, Inc. Class A	32,500	1,222,000
Synchrony Financial (a)	1,475,337	39,760,332
		103,646,485
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	486,424	65,263,508
Broadcom Ltd.	468,803	62,805,538
CME Group, Inc.	334,607	30,596,464
IntercontinentalExchange, Inc.	121,678	29,015,336
McGraw Hill Financial, Inc.	398,857	35,793,427
The NASDAQ OMX Group, Inc.	22,300	1,411,367
Voya Financial, Inc.	29,700	871,992
		225,757,632
Insurance - 1.7%
AFLAC, Inc.	166,700	9,921,984
Alleghany Corp. (a)	2,200	1,020,756
Allstate Corp.	174,600	11,080,116
American Financial Group, Inc.	69,100	4,635,228
American International Group, Inc.	803,103	40,315,771
Arch Capital Group Ltd. (a)	16,800	1,141,392
Arthur J. Gallagher & Co.	141,281	5,630,048
Assurant, Inc.	70,400	5,005,440
Axis Capital Holdings Ltd.	52,600	2,825,146
Chubb Ltd.	439,671	50,795,191
Cincinnati Financial Corp.	22,400	1,414,336
CNA Financial Corp.	242,900	7,036,813
Endurance Specialty Holdings Ltd.	68,900	4,290,403
Everest Re Group Ltd.	51,000	9,492,630
FNF Group	134,200	4,425,916
Genworth Financial, Inc. Class A (a)	116,700	247,404
Hanover Insurance Group, Inc.	41,900	3,475,605
Hartford Financial Services Group, Inc.	364,500	15,352,740
Lincoln National Corp.	201,900	7,375,407
Loews Corp.	496,700	18,055,045
Markel Corp. (a)	1,900	1,627,749
Marsh & McLennan Companies, Inc.	623,845	35,590,357
MetLife, Inc.	1,341,810	53,082,004
Pricoa Global Funding I	172,300	11,387,307
Principal Financial Group, Inc.	40,200	1,519,962
Progressive Corp.	183,600	5,860,512
Reinsurance Group of America, Inc.	66,500	5,991,650
The Travelers Companies, Inc.	206,000	22,149,120
Torchmark Corp.	47,900	2,453,438
Unum Group	202,675	5,782,318
Validus Holdings Ltd.	4,400	197,604
W.R. Berkley Corp.	17,000	875,500
Willis Group Holdings PLC	115,030	13,035,200
XL Group PLC Class A	544,564	18,722,110
		381,812,202
Real Estate Investment Trusts - 1.1%
American Tower Corp.	219,900	20,274,780
Annaly Capital Management, Inc.	574,200	5,816,646
AvalonBay Communities, Inc.	154,638	26,542,066
Cousins Properties, Inc.	236,600	2,048,956
Crown Castle International Corp.	846,540	73,225,710
Equinix, Inc.	16,100	4,889,409
Federal Realty Investment Trust (SBI)	39,700	5,877,982
General Growth Properties, Inc.	236,900	6,519,488
Hospitality Properties Trust (SBI)	207,800	5,045,384
Iron Mountain, Inc.	164,417	4,830,571
Piedmont Office Realty Trust, Inc. Class A	128,500	2,360,545
Prologis, Inc.	460,226	17,700,292
Public Storage	30,900	7,709,241
Simon Property Group, Inc.	162,206	30,775,344
SL Green Realty Corp.	52,300	4,611,814
VEREIT, Inc.	598,700	4,801,574
Vornado Realty Trust	115,300	9,957,308
Weyerhaeuser Co.	859,458	22,328,719
		255,315,829
Real Estate Management & Development - 0.0%
The RMR Group, Inc. (a)	3,085	69,598
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	113,300	1,223,640

TOTAL FINANCIALS		2,376,222,640

HEALTH CARE - 9.7%
Biotechnology - 1.8%
AbbVie, Inc.	908,466	49,611,328
Alexion Pharmaceuticals, Inc. (a)	229,657	32,335,706
Amgen, Inc.	637,937	90,765,676
Baxalta, Inc.	426,600	16,432,632
Biogen, Inc. (a)	155,681	40,386,765
BioMarin Pharmaceutical, Inc. (a)	93,639	7,666,225
Celgene Corp. (a)	480,041	48,402,534
Gilead Sciences, Inc.	1,079,783	94,211,067
Incyte Corp. (a)	50,200	3,689,700
Intercept Pharmaceuticals, Inc. (a)	13,700	1,525,906
Regeneron Pharmaceuticals, Inc. (a)	26,800	10,291,736
United Therapeutics Corp. (a)	36,300	4,426,422
Vertex Pharmaceuticals, Inc. (a)	270,024	23,084,352
		422,830,049
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	3,896,854	150,964,124
Baxter International, Inc.	47,900	1,892,529
Becton, Dickinson & Co.	624,656	92,105,527
Boston Scientific Corp. (a)	1,393,337	23,658,862
Edwards Lifesciences Corp. (a)	18,200	1,583,400
Intuitive Surgical, Inc. (a)	29,700	16,722,882
Medtronic PLC	2,600,090	201,220,965
St. Jude Medical, Inc.	58,200	3,124,758
Stryker Corp.	150,000	14,982,000
		506,255,047
Health Care Providers & Services - 1.8%
Aetna, Inc.	451,976	49,098,153
Anthem, Inc.	199,400	26,059,586
Cardinal Health, Inc.	59,600	4,869,320
Cigna Corp.	81,700	11,406,137
DaVita HealthCare Partners, Inc. (a)	136,400	8,998,308
Express Scripts Holding Co. (a)	491,091	34,562,985
HCA Holdings, Inc. (a)	234,600	16,236,666
Humana, Inc.	159,367	28,203,178
Laboratory Corp. of America Holdings (a)	9,500	1,043,480
McKesson Corp.	486,793	75,754,727
Quest Diagnostics, Inc.	111,800	7,438,054
UnitedHealth Group, Inc.	1,165,963	138,866,193
Universal Health Services, Inc. Class B	53,700	5,926,869
		408,463,656
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	204,600	7,641,810
Illumina, Inc. (a)	55,506	8,339,221
Thermo Fisher Scientific, Inc.	130,469	16,855,290
		32,836,321
Pharmaceuticals - 3.8%
Allergan PLC (a)	309,511	89,792,236
Bristol-Myers Squibb Co.	1,337,032	82,802,392
Eli Lilly & Co.	714,768	51,463,296
GlaxoSmithKline PLC sponsored ADR	812,000	31,400,040
Johnson & Johnson	2,283,568	240,254,189
Mallinckrodt PLC (a)	223,200	14,514,696
Merck & Co., Inc.	805,212	40,429,695
Mylan N.V.	247,646	11,161,405
Novartis AG sponsored ADR	32,371	2,301,902
Pfizer, Inc.	7,361,059	218,402,621
Sanofi SA	67,080	5,315,303
Shire PLC sponsored ADR	45,400	7,087,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,452,524	80,760,334
Valeant Pharmaceuticals International, Inc. (Canada) (a)	91,431	6,016,160
		881,701,663

TOTAL HEALTH CARE		2,252,086,736

INDUSTRIALS - 7.8%
Aerospace & Defense - 3.5%
General Dynamics Corp.	57,100	7,781,017
Honeywell International, Inc.	1,441,037	146,049,100
Huntington Ingalls Industries, Inc.	6,400	838,784
L-3 Communications Holdings, Inc.	105,259	12,347,933
Lockheed Martin Corp.	672,254	145,065,691
Moog, Inc. Class A (a)	41,400	1,787,652
Northrop Grumman Corp.	812,173	156,115,894
Raytheon Co.	410,714	50,866,929
Rockwell Collins, Inc.	121,900	10,674,783
Spirit AeroSystems Holdings, Inc. Class A (a)	19,300	887,800
Textron, Inc.	511,000	17,450,650
The Boeing Co.	694,588	82,086,410
Triumph Group, Inc.	61,300	1,867,198
United Technologies Corp.	1,889,193	182,533,828
Vectrus, Inc. (a)	3,372	64,911
		816,418,580
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	11,600	810,028
FedEx Corp.	237,100	32,454,248
United Parcel Service, Inc. Class B	297,408	28,714,742
		61,979,018
Airlines - 0.6%
Alaska Air Group, Inc.	92,400	6,828,360
American Airlines Group, Inc.	591,310	24,243,710
Delta Air Lines, Inc.	1,261,169	60,838,793
JetBlue Airways Corp. (a)	28,300	622,600
Southwest Airlines Co.	89,300	3,746,135
United Continental Holdings, Inc. (a)	666,867	38,184,804
		134,464,402
Building Products - 0.1%
Allegion PLC	277,490	17,481,870
Fortune Brands Home & Security, Inc.	56,407	2,832,760
Masco Corp.	444,137	12,524,663
Owens Corning	44,300	1,901,356
		34,740,649
Commercial Services & Supplies - 0.2%
Deluxe Corp.	71,600	4,110,556
Herman Miller, Inc.	82,600	2,155,034
Pitney Bowes, Inc.	26,400	478,368
R.R. Donnelley & Sons Co.	113,700	1,725,966
Republic Services, Inc.	45,301	2,070,256
Tyco International Ltd.	685,980	24,132,776
Waste Connections, Inc.	74,529	4,596,203
		39,269,159
Construction & Engineering - 0.0%
Fluor Corp.	185,961	8,561,644
Jacobs Engineering Group, Inc. (a)	16,900	653,185
Tutor Perini Corp. (a)	51,700	690,712
		9,905,541
Electrical Equipment - 0.2%
Eaton Corp. PLC	542,777	30,780,884
Emerson Electric Co.	299,125	14,606,274
Hubbell, Inc. Class B	7,700	765,072
Rockwell Automation, Inc.	18,100	1,884,029
Sensata Technologies Holding BV (a)	151,400	5,164,254
		53,200,513
Industrial Conglomerates - 1.6%
Danaher Corp.	1,779,702	158,873,998
General Electric Co.	6,609,720	192,607,241
Roper Technologies, Inc.	45,500	7,640,815
		359,122,054
Machinery - 0.6%
AGCO Corp.	44,100	2,182,509
Caterpillar, Inc.	120,700	8,171,390
Cummins, Inc.	105,000	10,244,850
Deere & Co.	299,880	24,044,378
Dover Corp.	21,300	1,294,614
Flowserve Corp.	325,300	13,669,106
Illinois Tool Works, Inc.	187,500	17,671,875
Ingersoll-Rand PLC	35,800	1,989,048
Lincoln Electric Holdings, Inc.	9,700	529,329
Meritor, Inc. (a)	178,700	1,327,741
PACCAR, Inc.	468,336	24,119,304
Parker Hannifin Corp.	52,775	5,340,830
Pentair PLC	261,000	12,452,310
Stanley Black & Decker, Inc.	210,028	19,744,732
Timken Co.	56,000	1,670,480
Trinity Industries, Inc.	129,100	2,044,944
		146,497,440
Professional Services - 0.1%
Dun & Bradstreet Corp.	5,300	507,687
Equifax, Inc.	22,700	2,380,776
Manpower, Inc.	10,100	782,144
Nielsen Holdings PLC	149,036	7,502,472
Robert Half International, Inc.	17,700	697,203
		11,870,282
Road & Rail - 0.6%
AMERCO	2,700	925,587
Canadian National Railway Co.	82,410	4,787,455
Canadian Pacific Railway Ltd.	179,996	21,936,098
CSX Corp.	940,865	22,712,481
Norfolk Southern Corp.	122,500	8,963,325
Union Pacific Corp.	866,365	68,321,544
		127,646,490
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	80,063	2,860,651
Aircastle Ltd.	98,900	1,983,934
TAL International Group, Inc.	73,600	936,928
W.W. Grainger, Inc.	8,600	1,865,340
		7,646,853

TOTAL INDUSTRIALS		1,802,760,981

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	557,800	5,538,954
Cisco Systems, Inc.	5,782,742	151,392,186
Harris Corp.	114,212	8,910,820
Juniper Networks, Inc.	217,500	5,372,250
Qualcomm, Inc.	1,826,554	92,770,678
		263,984,888
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,271,462	67,476,488
Arrow Electronics, Inc. (a)	56,100	3,206,676
Avnet, Inc.	29,100	1,197,465
CDW Corp.	9,100	360,178
Corning, Inc.	2,477,713	45,342,148
Flextronics International Ltd. (a)	454,000	4,930,440
Jabil Circuit, Inc.	161,000	3,356,850
Keysight Technologies, Inc. (a)	102,300	2,669,007
TE Connectivity Ltd.	459,367	26,147,170
Tech Data Corp. (a)	57,600	4,055,616
Vishay Intertechnology, Inc.	143,700	1,701,408
		160,443,446
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	111,720	6,029,528
Alphabet, Inc.:
Class A	123,520	88,591,014
Class C	491,595	343,020,243
eBay, Inc. (a)	1,840,678	43,808,136
Facebook, Inc. Class A (a)	1,542,408	164,914,263
LinkedIn Corp. Class A (a)	18,200	2,132,858
Twitter, Inc. (a)	201,900	3,658,428
Velti PLC (a)(b)	147,198	371
VeriSign, Inc. (a)	90,200	7,620,998
Yahoo!, Inc. (a)	555,561	17,661,284
		677,437,123
IT Services - 2.5%
Accenture PLC Class A	451,079	45,225,181
Alliance Data Systems Corp. (a)	413,872	86,966,923
Amdocs Ltd.	184,589	10,477,272
ASAC II LP (a)(b)	241,305	5,206,567
Automatic Data Processing, Inc.	155,600	13,177,764
Cognizant Technology Solutions Corp. Class A (a)	254,508	14,501,866
Computer Sciences Corp.	19,900	573,319
Fidelity National Information Services, Inc.	393,505	22,921,666
First Data Corp.	211,838	2,515,576
First Data Corp. Class A (a)	238,900	2,986,250
Fiserv, Inc. (a)	15,600	1,491,828
FleetCor Technologies, Inc. (a)	3,700	472,453
Global Payments, Inc.	12,000	731,400
IBM Corp.	483,900	63,405,417
MasterCard, Inc. Class A	773,820	67,260,434
PayPal Holdings, Inc. (a)	1,012,269	38,607,940
Sabre Corp.	1,059,444	28,763,905
Syntel, Inc. (a)	11,200	512,064
The Western Union Co.	242,900	4,435,354
Vantiv, Inc. (a)	948,841	49,377,686
Visa, Inc. Class A	1,361,236	98,539,874
Xerox Corp.	1,088,372	10,459,255
		568,609,994
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	1,057,808	56,053,246
Applied Materials, Inc.	1,149,110	21,683,706
Intel Corp.	1,727,200	51,107,848
Lam Research Corp.	612,192	44,873,674
Microchip Technology, Inc.	253,300	11,269,317
Micron Technology, Inc. (a)	375,700	3,993,691
NVIDIA Corp.	22,500	705,600
NXP Semiconductors NV (a)	573,118	40,828,926
Skyworks Solutions, Inc.	12,200	810,690
Texas Instruments, Inc.	400,973	21,259,588
Xilinx, Inc.	31,515	1,488,138
		254,074,424
Software - 2.4%
Adobe Systems, Inc. (a)	452,077	38,494,357
CA Technologies, Inc.	60,200	1,763,258
Electronic Arts, Inc. (a)	609,346	39,144,387
Microsoft Corp.	6,567,554	334,157,148
Oracle Corp.	2,224,192	81,805,782
Red Hat, Inc. (a)	225,755	14,753,089
Salesforce.com, Inc. (a)	413,000	27,980,750
Symantec Corp.	267,100	5,157,701
Synopsys, Inc. (a)	20,000	895,000
		544,151,472
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,951,666	382,086,586
EMC Corp.	1,780,702	46,529,743
Hewlett Packard Enterprise Co.	298,400	3,959,768
HP, Inc.	1,052,466	11,250,862
NetApp, Inc.	74,200	1,843,128
Seagate Technology LLC	499,900	15,676,864
Western Digital Corp.	521,467	22,699,459
		484,046,410

TOTAL INFORMATION TECHNOLOGY		2,952,747,757

MATERIALS - 1.9%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	106,000	14,041,820
Airgas, Inc.	47,800	6,764,656
Ashland, Inc.	138,800	13,226,252
Axiall Corp.	146,729	2,919,907
Cabot Corp.	50,500	2,248,765
Celanese Corp. Class A	227,100	13,703,214
CF Industries Holdings, Inc.	233,700	8,520,702
E.I. du Pont de Nemours & Co.	831,542	50,615,962
Eastman Chemical Co.	325,230	20,863,505
Ecolab, Inc.	42,500	4,358,375
Huntsman Corp.	182,800	1,985,208
LyondellBasell Industries NV Class A	324,200	26,004,082
Monsanto Co.	398,275	35,840,767
PPG Industries, Inc.	99,314	9,586,780
RPM International, Inc.	179,400	7,328,490
Stepan Co.	46,100	2,290,248
Syngenta AG:
sponsored ADR	25,100	2,015,279
(Switzerland)	21,828	8,741,675
The Dow Chemical Co.	794,767	38,633,624
The Mosaic Co.	475,691	12,677,165
Valspar Corp.	10,900	852,816
		283,219,292
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	111,754	15,938,355
Vulcan Materials Co.	174,829	17,225,901
		33,164,256
Containers & Packaging - 0.4%
Ball Corp.	76,100	5,040,103
Bemis Co., Inc.	13,900	682,073
Crown Holdings, Inc. (a)	302,843	14,188,195
Graphic Packaging Holding Co.	45,000	554,850
International Paper Co.	202,200	7,218,540
Packaging Corp. of America	13,000	630,500
Sealed Air Corp.	1,410,153	64,486,297
Sonoco Products Co.	13,800	603,060
		93,403,618
Metals & Mining - 0.1%
Alcoa, Inc.	467,300	4,172,989
Franco-Nevada Corp.	47,600	2,840,872
Freeport-McMoRan, Inc.	67,700	516,551
Nucor Corp.	156,400	6,152,776
Reliance Steel & Aluminum Co.	9,800	596,722
United States Steel Corp.	22,051	201,105
		14,481,015
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	2,072,691
Schweitzer-Mauduit International, Inc.	75,400	2,278,588
		4,351,279

TOTAL MATERIALS		428,619,460

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,137,390	78,976,561
CenturyLink, Inc.	29,700	908,523
Verizon Communications, Inc.	3,454,196	175,231,363
		255,116,447
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	787,583	29,219,329

TOTAL TELECOMMUNICATION SERVICES		284,335,776

UTILITIES - 1.6%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	442,247	27,308,752
Duke Energy Corp.	94,500	7,019,460
Edison International	594,660	40,532,026
Entergy Corp.	204,700	14,781,387
Eversource Energy	43,500	2,362,050
Exelon Corp.	1,194,800	37,624,252
FirstEnergy Corp.	260,813	8,729,411
Great Plains Energy, Inc.	21,200	622,008
ITC Holdings Corp.	21,645	879,436
NextEra Energy, Inc.	657,496	74,178,699
OGE Energy Corp.	27,400	681,712
Pinnacle West Capital Corp.	15,100	1,039,333
PPL Corp.	251,770	8,809,432
Xcel Energy, Inc.	552,888	21,861,192
		246,429,150
Gas Utilities - 0.0%
Amerigas Partners LP	75,817	3,091,059
Atmos Energy Corp.	87,400	6,066,434
UGI Corp.	23,700	875,952
		10,033,445
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	390,200	4,206,356
The AES Corp.	375,900	3,683,820
		7,890,176
Multi-Utilities - 0.5%
Ameren Corp.	33,300	1,563,435
CenterPoint Energy, Inc.	59,000	1,099,170
CMS Energy Corp.	213,200	8,434,192
Consolidated Edison, Inc.	40,300	2,821,403
DTE Energy Co.	146,100	12,289,932
NiSource, Inc.	832,330	17,878,448
PG&E Corp.	746,173	42,330,394
Public Service Enterprise Group, Inc.	374,200	15,963,372
SCANA Corp.	83,500	5,429,170
		107,809,516

TOTAL UTILITIES		372,162,287

TOTAL COMMON STOCKS
(Cost $13,174,289,527)		14,675,243,739

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $1,468,003)	32,084	1,669,590

Equity Funds - 34.6%
Large Blend Funds - 19.2%
BBH Core Select Fund Class N	20,681,627	408,875,774
FMI Large Cap Fund	34,098,636	612,752,486
JPMorgan U.S. Large Cap Core Plus Fund Select Class (c)	95,285,934	2,327,835,371
PIMCO StocksPLUS Absolute Return Fund Institutional Class	31,170,128	257,776,962
Spartan 500 Index Fund Investor Class (d)	12,317,767	839,209,434

TOTAL LARGE BLEND FUNDS		4,446,450,027

Large Growth Funds - 3.2%
Fidelity Growth Company Fund (d)	571,782	68,893,971
Fidelity SAI U.S. Quality Index Fund (d)	66,983,542	658,448,216

TOTAL LARGE GROWTH FUNDS		727,342,187

Large Value Funds - 0.3%
JPMorgan Value Advantage Fund Institutional Class	2,650,641	69,976,916
Mid-Cap Blend Funds - 1.9%
Putnam Equity Spectrum Fund Class A	14,126,362	444,132,809
Sector Funds - 10.0%
Fidelity Advisor Materials Fund Class I (d)	986,984	62,249,053
Fidelity Advisor Technology Fund Class I (d)	13,590,812	464,398,056
Fidelity Consumer Discretionary Portfolio (d)	9,177,317	297,161,525
Fidelity Consumer Staples Portfolio (d)	2,688,135	243,222,480
Fidelity Energy Portfolio (d)	5,946,539	194,035,568
Fidelity Financial Services Portfolio (d)	4,747,860	356,089,466
Fidelity Health Care Portfolio (d)	1,757,819	317,303,997
Fidelity Industrials Portfolio (d)	8,333,641	234,175,320
Fidelity Telecommunications Portfolio (d)	956,747	59,873,214
Fidelity Utilities Portfolio (d)	1,092,650	73,076,441

TOTAL SECTOR FUNDS		2,301,585,120

TOTAL EQUITY FUNDS
(Cost $7,948,578,763)		7,989,487,059

U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.48% 3/31/16 to 7/21/16 (e)
(Cost $9,359,537)	$9,365,000	9,359,838

Money Market Funds - 1.7%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.18% (f)	379,604,724	379,604,724
Fidelity Cash Central Fund, 0.40% (g)	11,144,408	11,144,408
TOTAL MONEY MARKET FUNDS
(Cost $390,749,132)		390,749,132
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $21,524,444,962)		23,066,509,358
NET OTHER ASSETS (LIABILITIES) - 0.2%		37,103,663
NET ASSETS - 100%		$23,103,613,021

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,781 CME E-mini S&P 500 Index Contracts (United States)	March 2016	171,821,975	$(878,116)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,876,529 or 0.0% of net assets.

 (c) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,685,999.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$2,413,050
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,879
Total	$11,879

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Class I	$91,514,164	$1,677,262	$12,786,587	$785,864	$62,249,053
Fidelity Advisor New Insights Fund Class I	43,465,088	--	43,803,697	--	--
Fidelity Advisor Technology Fund Class I	569,237,231	23,669,850	43,291,826	-	464,398,056
Fidelity Consumer Discretionary Portfolio	357,666,812	5,320,342	48,743,891	1,399,585	297,161,525
Fidelity Consumer Staples Portfolio	277,691,014	13,241,195	33,702,293	3,588,634	243,222,480
Fidelity Energy Portfolio	227,727,798	51,685,650	19,872,418	1,685,650	194,035,568
Fidelity Financial Services Portfolio	464,678,953	6,788,233	38,453,043	3,858,418	356,089,466
Fidelity Growth Company Fund	50,646,706	28,037,958	--	-	68,893,971
Fidelity Health Care Portfolio	473,136,694	25,492,283	68,050,521	-	317,303,997
Fidelity Industrials Portfolio	289,883,785	13,162,509	35,713,326	1,510,039	234,175,320
Fidelity SAI U.S. Quality Index Fund	--	673,483,939	--	483,939	658,448,216
Fidelity Telecommunications Portfolio	67,494,385	1,150,383	7,871,445	702,570	59,873,214
Fidelity Utilities Portfolio	81,121,501	1,697,235	4,162,793	1,499,488	73,076,441
Spartan 500 Index Fund Investor Class	563,130,411	1,584,527,977	1,289,387,253	10,461,205	839,209,434
Total	$3,557,394,542	$2,429,934,816	$1,645,839,093	$25,975,392	$3,868,136,741

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,895,736,810	$1,894,067,220	$--	$1,669,590
Consumer Staples	1,393,451,720	1,393,451,720	--	--
Energy	918,789,162	918,789,162	--	--
Financials	2,376,222,640	2,376,222,640	--	--
Health Care	2,252,086,736	2,246,771,433	5,315,303	--
Industrials	1,802,760,981	1,802,760,981	--	--
Information Technology	2,952,747,757	2,945,025,243	2,515,947	5,206,567
Materials	428,619,460	419,877,785	8,741,675	--
Telecommunication Services	284,335,776	284,335,776	--	--
Utilities	372,162,287	372,162,287	--	--
Equity Funds	7,989,487,059	7,989,487,059	--	--
Other Short-Term Investments	9,359,838	--	9,359,838	--
Money Market Funds	390,749,132	390,749,132	--	--
Total Investments in Securities:	$23,066,509,358	$23,033,700,438	$25,932,763	$6,876,157
Derivative Instruments:
Liabilities
Futures Contracts	$(878,116)	$(878,116)	$--	$--
Total Liabilities	$(878,116)	$(878,116)	$--	$--
Total Derivative Instruments:	$(878,116)	$(878,116)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $21,776,966,628. Net unrealized appreciation aggregated $1,289,542,730, of which $2,838,152,445 related to appreciated investment securities and $1,548,609,715 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 29, 2016

ASD-QTLY-0416
1.934462.104

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$975,000	$988,292
Automobiles - 1.2%
American Honda Finance Corp.:
1.1171% 10/7/16 (a)	5,000,000	5,010,570
1.4432% 2/22/19 (a)	8,351,000	8,361,622
Daimler Finance North America LLC:
0% 8/1/18 (a)(b)	1,060,000	1,055,127
0.7162% 3/2/17 (a)(b)	5,000,000	4,980,220
0.9556% 8/1/17 (a)(b)	5,000,000	4,955,655
1.0682% 5/18/18 (a)(b)	5,000,000	4,937,760
1.125% 3/10/17 (b)	1,825,000	1,815,446
1.2956% 8/1/16 (a)(b)	10,500,000	10,498,635
General Motors Financial Co., Inc.:
0% 4/10/18 (a)	5,000,000	4,936,915
3.1% 1/15/19	630,000	623,314
3.15% 1/15/20	1,400,000	1,368,023
4.75% 8/15/17	1,375,000	1,409,123
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (b)	605,000	618,271
4.375% 7/27/16 (b)	780,000	789,068
Volkswagen Group of America Finance LLC:
0.9882% 5/23/17 (a)(b)	15,000,000	14,678,970
1.25% 5/23/17 (b)	1,180,000	1,159,315
Volkswagen International Finance NV 1.0582% 11/18/16 (a)(b)	10,000,000	9,884,960
		77,082,994
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (b)	550,000	587,513
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (b)	645,000	645,265
2.75% 3/15/17 (b)	520,000	525,500
2.8% 11/1/18 (b)	115,000	116,348
		1,874,626
Hotels, Restaurants & Leisure - 0.1%
Brinker International, Inc. 2.6% 5/15/18	425,000	427,270
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,232,656
Hyatt Hotels Corp. 3.875% 8/15/16	365,000	367,646
McDonald's Corp. 2.1% 12/7/18	310,000	314,003
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	375,566
		2,717,141
Household Durables - 0.1%
Newell Rubbermaid, Inc.:
2.05% 12/1/17	280,000	275,950
2.15% 10/15/18	1,030,000	1,018,004
Whirlpool Corp.:
1.35% 3/1/17	1,850,000	1,846,650
1.65% 11/1/17	450,000	448,772
		3,589,376
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	860,000	862,141
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,807,189
NBCUniversal Enterprise, Inc.:
1.159% 4/15/16 (a)(b)	7,000,000	7,002,807
1.307% 4/15/18 (a)(b)	6,143,000	6,124,786
Omnicom Group, Inc. 5.9% 4/15/16	1,635,000	1,643,491
Thomson Reuters Corp.:
0.875% 5/23/16	615,000	614,354
1.3% 2/23/17	710,000	707,573
Time Warner Cable, Inc.:
5.85% 5/1/17	320,000	332,285
8.25% 4/1/19	1,390,000	1,589,262
		20,683,888
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,372,138
Specialty Retail - 0.2%
AutoZone, Inc. 1.3% 1/13/17	850,000	850,313
Home Depot, Inc. 0.882% 9/15/17 (a)	10,000,000	10,030,040
Lowe's Companies, Inc. 1.102% 9/14/18 (a)	330,000	330,869
		11,211,222
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (b)	1,120,000	1,069,600

TOTAL CONSUMER DISCRETIONARY		120,589,277

CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
0.4179% 1/27/17 (a)	10,000,000	9,973,510
1.9% 2/1/19	2,170,000	2,190,567
Heineken NV 1.4% 10/1/17 (b)	795,000	794,734
PepsiCo, Inc.:
1% 10/13/17	865,000	865,261
1.2015% 2/22/19 (a)	20,000,000	20,040,120
SABMiller Holdings, Inc. 1.3056% 8/1/18 (a)(b)	4,000,000	3,968,772
		37,832,964
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.2% 12/5/16	610,000	610,682
1.9% 7/20/18	1,020,000	1,024,115
Kroger Co.:
1.1496% 10/17/16 (a)	10,000,000	10,004,240
1.2% 10/17/16	450,000	450,344
Walgreens Boots Alliance, Inc. 1.0682% 5/18/16 (a)	8,995,000	8,994,298
		21,083,679
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.2% 6/15/17	2,260,000	2,276,507
General Mills, Inc. 5.7% 2/15/17	5,000,000	5,216,580
Mead Johnson Nutrition Co. 3% 11/15/20	295,000	298,116
Tyson Foods, Inc. 2.65% 8/15/19	715,000	724,662
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	270,000	270,078
		8,785,943
Tobacco - 0.3%
BAT International Finance PLC 1.022% 6/15/18 (a)(b)	15,000,000	14,917,440
Imperial Tobacco Finance PLC 2.05% 2/11/18 (b)	2,165,000	2,162,961
Philip Morris International, Inc. 1.25% 8/11/17	2,586,000	2,591,948
Reynolds American, Inc. 2.3% 6/12/18	780,000	788,337
		20,460,686

TOTAL CONSUMER STAPLES		88,163,272

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Cameron International Corp.:
1.15% 12/15/16	215,000	213,808
1.4% 6/15/17	670,000	658,916
Korea National Oil Corp. 4% 10/27/16 (b)	515,000	523,966
Nabors Industries, Inc. 2.35% 9/15/16	370,000	366,266
Rowan Companies, Inc. 5% 9/1/17	370,000	342,792
SESI LLC:
6.375% 5/1/19	1,210,000	825,825
7.125% 12/15/21	1,180,000	724,225
Transocean, Inc. 5.55% 12/15/16 (a)	410,000	405,900
		4,061,698
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	285,000	286,635
6.375% 9/15/17	1,700,000	1,727,251
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,485,000	1,492,559
BP Capital Markets PLC:
0.971% 2/10/17 (a)	12,747,000	12,646,311
3.2% 3/11/16	5,000,000	5,002,350
Canadian Natural Resources Ltd.:
0.9781% 3/30/16 (a)	5,000,000	4,992,785
5.7% 5/15/17	650,000	651,138
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,323,179
3.125% 1/20/20 (Reg. S)	1,740,000	1,749,074
CNOOC Finance (2013) Ltd. 1.125% 5/9/16	513,000	512,538
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	548,007
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	460,000	441,340
ConocoPhillips Co.:
1.05% 12/15/17	230,000	221,613
5.2% 5/15/18	145,000	150,335
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,286,961
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (b)	370,000	368,568
Enbridge Energy Partners LP 5.875% 12/15/16	1,056,000	1,072,826
Enbridge, Inc.:
0.8662% 6/2/17 (a)	2,341,000	2,237,268
1.2622% 10/1/16 (a)	6,820,000	6,754,808
Energy Transfer Partners LP 6.7% 7/1/18	275,000	274,432
EnLink Midstream Partners LP 2.7% 4/1/19	195,000	152,203
Enterprise Products Operating LP 2.55% 10/15/19	385,000	372,596
Exxon Mobil Corp.:
0% 3/6/22 (a)	2,475,000	2,401,166
1.305% 3/6/18	1,740,000	1,737,113
1.4151% 3/1/19 (a)	20,000,000	20,000,000
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (Reg. S)	820,000	881,500
Kinder Morgan Energy Partners LP 3.5% 3/1/16	235,000	235,000
Murphy Oil Corp. 2.5% 12/1/17	2,060,000	1,711,050
ONEOK Partners LP 3.2% 9/15/18	95,000	86,226
Origin Energy Finance Ltd. 3.5% 10/9/18 (b)	1,300,000	1,207,388
Petrobras Global Finance BV 2.2382% 5/20/16 (a)	7,000,000	6,956,250
Petroleos Mexicanos:
3.125% 1/23/19	195,000	189,597
3.5% 7/18/18	625,000	620,313
3.5% 7/23/20 (b)	410,000	386,425
Pioneer Natural Resources Co. 5.875% 7/15/16	2,045,000	2,052,771
Shell International Finance BV 0.941% 5/10/17 (a)	10,000,000	9,939,870
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (a)	5,900,000	5,887,905
1.4111% 1/12/18 (a)	3,000,000	2,945,058
		101,502,409

TOTAL ENERGY		105,564,107

FINANCIALS - 11.9%
Banks - 7.4%
ABN AMRO Bank NV 1.4211% 10/28/16 (a)(b)	13,556,000	13,576,605
Australia & New Zealand Banking Group Ltd. 1.1782% 5/15/18 (a)	1,660,000	1,650,536
Bank of America Corp.:
1.4055% 3/22/16 (a)	16,260,000	16,263,984
1.7% 8/25/17	1,645,000	1,637,027
2% 1/11/18	715,000	712,493
3.625% 3/17/16	3,000,000	3,003,783
3.75% 7/12/16	5,000,000	5,048,150
5.65% 5/1/18	425,000	453,702
Bank of America NA:
0.902% 6/5/17 (a)	5,000,000	4,983,125
1.0882% 11/14/16 (a)	11,845,000	11,837,431
Bank of Nova Scotia:
0.922% 12/13/16 (a)	4,990,000	4,993,703
1.452% 1/15/19 (a)	5,000,000	4,988,710
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.772% 9/8/17 (a)(b)	3,880,000	3,860,088
0.8965% 3/10/17 (a)(b)	2,820,000	2,812,989
1.087% 9/9/16 (a)(b)	3,000,000	3,002,586
1.55% 9/9/16 (b)	1,690,000	1,692,146
Banque Federative du Credit Mutuel SA:
1.4738% 1/20/17 (a)(b)	2,000,000	2,005,400
1.7% 1/20/17 (b)	1,415,000	1,416,680
2.5% 10/29/18 (b)	1,405,000	1,418,245
Barclays Bank PLC:
5% 9/22/16	15,765,000	16,092,691
6.05% 12/4/17 (b)	1,660,000	1,757,397
BB&T Corp. 1.372% 6/15/18 (a)	4,575,000	4,570,343
BNP Paribas SA 1.092% 12/12/16 (a)	6,623,000	6,627,371
BPCE SA:
1.625% 2/10/17	310,000	309,661
1.8686% 4/25/16 (a)	15,000,000	15,022,560
2.5% 12/10/18	1,410,000	1,423,222
Branch Banking & Trust Co. 0.8442% 12/1/16 (a)	5,000,000	4,992,755
Capital One NA:
1.0355% 3/22/16 (a)	3,000,000	2,999,499
1.3006% 2/5/18 (a)	5,000,000	4,976,840
Citigroup, Inc.:
1.3% 4/1/16	1,000,000	1,000,347
1.3113% 4/27/18 (a)	5,000,000	4,946,250
1.3246% 11/24/17 (a)	5,000,000	4,958,110
1.4022% 4/1/16 (a)	18,984,000	18,990,549
1.55% 8/14/17	1,630,000	1,621,280
1.5786% 7/25/16 (a)	10,000,000	10,013,500
1.7% 4/27/18	565,000	558,993
1.8% 2/5/18	1,205,000	1,196,982
1.85% 11/24/17	870,000	867,202
Commonwealth Bank of Australia:
0.862% 3/13/17 (a)(b)	5,000,000	4,997,395
1.4026% 11/2/18 (a)(b)	10,000,000	9,963,170
1.75% 11/2/18	2,126,000	2,117,383
Credit Agricole SA 1.4622% 10/3/16 (a)(b)	5,000,000	5,009,705
Credit Suisse New York Branch:
0.792% 3/11/16 (a)	5,000,000	4,999,770
1.1246% 5/26/17 (a)	10,000,000	9,945,440
1.375% 5/26/17	1,725,000	1,713,041
Discover Bank 7% 4/15/20	1,360,000	1,533,433
DNB Bank ASA 3.2% 4/3/17 (b)	1,710,000	1,740,650
Fifth Third Bank:
1.1282% 11/18/16 (a)	7,500,000	7,505,753
1.15% 11/18/16	8,180,000	8,182,773
1.5282% 8/20/18 (a)	5,000,000	4,989,500
HBOS PLC 6.75% 5/21/18 (b)	1,385,000	1,489,304
HSBC Bank PLC 1.2582% 5/15/18 (a)(b)	1,365,000	1,355,756
HSBC U.S.A., Inc.:
0.8722% 3/3/17 (a)	5,000,000	4,993,940
0.9582% 11/13/17 (a)	5,000,000	4,967,215
1.625% 1/16/18	1,260,000	1,253,451
Huntington National Bank 2.2% 11/6/18	770,000	766,795
ING Bank NV 1.402% 3/7/16 (a)(b)	1,020,000	1,020,067
Itau Unibanco Holding SA 2.85% 5/26/18 (b)	690,000	668,438
JPMorgan Chase & Co.:
2% 8/15/17	2,510,000	2,521,461
3.45% 3/1/16	3,000,000	3,000,000
KeyBank NA 1.1191% 11/25/16 (a)	5,800,000	5,795,720
Lloyds Bank PLC:
1.6213% 1/22/19 (a)	5,000,000	5,013,980
2.3% 11/27/18	810,000	812,811
Manufacturers & Traders Trust Co. 0.9186% 7/25/17 (a)	10,000,000	9,938,990
Mizuho Bank Ltd.:
0% 10/20/18 (a)(b)	5,000,000	5,025,567
1.0531% 9/25/17 (a)(b)	7,000,000	6,971,615
1.7% 9/25/17 (b)	950,000	947,038
2.15% 10/20/18 (b)	690,000	689,451
MUFG Americas Holdings Corp. 1.1897% 2/9/18 (a)	9,000,000	8,938,800
MUFG Union Bank NA 1.3531% 9/26/16 (a)	9,045,000	9,055,465
National Bank of Canada 1.45% 11/7/17	2,090,000	2,083,063
Nordea Bank AB:
0.875% 5/13/16 (b)	2,840,000	2,841,028
1.3658% 9/17/18 (a)(b)	8,000,000	7,981,160
PNC Bank NA:
0.9156% 8/1/17 (a)	19,700,000	19,610,326
1.8% 11/5/18	1,300,000	1,299,942
Royal Bank of Canada:
0.8786% 2/3/17 (a)	10,000,000	9,991,130
0.937% 9/9/16 (a)	7,000,000	7,006,265
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (a)	8,200,000	8,173,899
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	803,928
Sovereign Bank 2% 1/12/18	445,000	436,638
Standard Chartered PLC 1.5% 9/8/17 (b)	1,390,000	1,373,997
Sumitomo Mitsui Banking Corp.:
0.9411% 7/11/17 (a)	5,000,000	4,977,735
1.0511% 1/10/17 (a)	7,000,000	6,988,856
1.1996% 1/16/18 (a)	5,000,000	4,959,955
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (b)	1,815,000	1,806,593
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	646,586
Swedbank AB 1.75% 3/12/18 (b)	2,835,000	2,832,137
The Toronto-Dominion Bank:
0.7826% 4/30/18 (a)	1,260,000	1,255,813
0.8717% 1/6/17 (a)	5,000,000	4,995,265
0.937% 9/9/16 (a)	5,000,000	5,007,360
U.S. Bancorp 1.1082% 11/15/18 (a)	6,505,000	6,439,488
U.S. Bank NA 0.9191% 1/26/18 (a)	10,000,000	9,947,400
Wells Fargo & Co. 0.722% 9/8/17 (a)	1,349,000	1,340,028
Wells Fargo Bank NA:
0.8282% 5/16/16 (a)	10,641,000	10,643,001
1.65% 1/22/18	10,000,000	10,039,850
Westpac Banking Corp.:
0.7842% 12/1/17 (a)	5,000,000	4,981,905
1.05% 11/25/16	1,045,000	1,045,419
1.3582% 11/23/18 (a)	5,000,000	4,970,470
		470,686,049
Capital Markets - 2.4%
Bank of New York Co., Inc. 2.5% 4/15/21	975,000	983,752
Deutsche Bank AG London Branch:
1.1056% 5/30/17 (a)	5,000,000	4,938,880
1.2282% 2/13/17 (a)	14,490,000	14,405,596
Goldman Sachs Group, Inc.:
1.0355% 3/22/16 (a)	28,678,000	28,681,470
1.2882% 5/22/17 (a)	10,000,000	9,979,940
1.312% 12/15/17 (a)	5,000,000	4,977,370
2.75% 9/15/20	220,000	219,534
2.9% 7/19/18	775,000	785,836
6.15% 4/1/18	530,000	571,256
6.25% 9/1/17	2,738,000	2,904,361
JPMorgan Chase & Co. 1.0682% 11/18/16 (a)	32,000,000	31,982,080
Legg Mason, Inc. 2.7% 7/15/19	185,000	187,513
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,485,000	1,575,316
6.875% 4/25/18	1,465,000	1,600,099
Morgan Stanley:
0% 4/25/18 (a)	1,565,000	1,573,744
1.3527% 1/5/18 (a)	5,000,000	4,981,895
1.4686% 1/24/19 (a)	3,265,000	3,223,773
1.9963% 2/1/19 (a)	20,000,000	20,109,840
2.125% 4/25/18	500,000	499,856
3.8% 4/29/16	8,000,000	8,037,384
UBS AG Stamford Branch 1.3031% 3/26/18 (a)	10,000,000	9,975,340
		152,194,835
Consumer Finance - 1.0%
American Express Co. 1.2082% 5/22/18 (a)	1,975,000	1,958,629
American Express Credit Corp. 1.1281% 7/29/16 (a)	11,000,000	11,003,696
Caterpillar Financial Services Corp. 1.5% 2/23/18	5,000,000	4,999,710
Discover Financial Services 6.45% 6/12/17	255,000	267,419
Ford Motor Credit Co. LLC:
1.2331% 3/27/17 (a)	5,000,000	4,963,685
1.412% 6/15/18 (a)	15,000,000	14,715,855
1.684% 9/8/17	1,765,000	1,739,136
1.7% 5/9/16	420,000	420,327
3% 6/12/17	1,385,000	1,396,613
Hyundai Capital America:
1.45% 2/6/17 (b)	975,000	971,753
1.875% 8/9/16 (b)	890,000	891,865
2.4% 10/30/18 (b)	455,000	456,315
John Deere Capital Corp. 1.1901% 1/8/19 (a)	5,000,000	5,006,915
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (b)	1,375,000	1,378,689
PACCAR Financial Corp. 1.65% 2/25/19	470,000	470,603
Toyota Motor Credit Corp. 1.4394% 2/19/19 (a)	15,000,000	14,990,835
		65,632,045
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 0.9211% 1/12/18 (a)	5,000,000	4,998,075
GE Capital International Funding Co. 0.964% 4/15/16 (b)	7,906,000	7,907,415
IntercontinentalExchange, Inc.:
2.5% 10/15/18	480,000	486,212
2.75% 12/1/20	880,000	894,524
McGraw Hill Financial, Inc. 2.5% 8/15/18	230,000	231,163
		14,517,389
Insurance - 0.8%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	975,727
5.8% 3/15/18	1,000,000	1,082,725
AFLAC, Inc. 2.65% 2/15/17	215,000	217,945
AIA Group Ltd. 2.25% 3/11/19 (b)	336,000	336,197
Aon Corp. 3.125% 5/27/16	3,000,000	3,014,100
Aon PLC 2.8% 3/15/21	1,320,000	1,329,611
CNA Financial Corp. 6.5% 8/15/16	630,000	643,999
FNF Group 6.6% 5/15/17	2,380,000	2,494,554
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	588,152
Metropolitan Life Global Funding I:
0.8236% 7/14/16 (a)(b)	5,000,000	4,997,445
0.9969% 4/10/17 (a)(b)	2,000,000	1,998,074
1.3% 4/10/17 (b)	1,240,000	1,240,164
1.5% 1/10/18 (b)	1,375,000	1,365,346
New York Life Global Funding 1.55% 11/2/18 (b)	2,430,000	2,420,659
Principal Financial Group, Inc. 1.85% 11/15/17	255,000	255,402
Principal Life Global Funding II:
0.913% 12/1/17 (a)(b)	10,000,000	9,996,360
1.0056% 5/27/16 (a)(b)	5,000,000	5,002,795
1.5% 9/11/17 (b)	1,195,000	1,193,553
2.2% 4/8/20 (b)	1,000,000	1,003,972
Prudential Financial, Inc. 1.3982% 8/15/18 (a)	10,801,000	10,759,222
Reinsurance Group of America, Inc. 6.45% 11/15/19	195,000	218,746
Xlit Ltd. 2.3% 12/15/18	695,000	694,155
		51,828,903
Real Estate Investment Trusts - 0.0%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	455,000	462,066
Crown Castle International Corp. 3.4% 2/15/21	480,000	483,081
		945,147
Real Estate Management & Development - 0.1%
Ventas Realty LP:
1.25% 4/17/17	280,000	277,720
1.55% 9/26/16	490,000	490,226
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	410,000	407,902
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (b)	760,000	754,424
3.25% 10/5/20 (b)	235,000	239,054
		2,169,326
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (b)	505,000	556,495
Nationwide Building Society 2.35% 1/21/20 (b)	755,000	746,225
		1,302,720

TOTAL FINANCIALS		759,276,414

HEALTH CARE - 1.1%
Biotechnology - 0.2%
AbbVie, Inc. 1.8% 5/14/18	1,680,000	1,675,267
Amgen, Inc. 0.9982% 5/22/17 (a)	8,000,000	7,977,432
Baxalta, Inc. 2% 6/22/18 (b)	175,000	171,634
Biogen, Inc. 2.9% 9/15/20	510,000	515,666
Celgene Corp.:
1.9% 8/15/17	275,000	276,595
2.125% 8/15/18	640,000	642,890
Gilead Sciences, Inc. 1.85% 9/4/18	575,000	581,085
		11,840,569
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 0.962% 6/15/16 (a)	10,000,000	9,998,930
Zimmer Biomet Holdings, Inc. 2% 4/1/18	305,000	303,669
		10,302,599
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	590,000	588,750
Catholic Health Initiatives:
1.6% 11/1/17	140,000	139,909
2.6% 8/1/18	745,000	756,679
Express Scripts Holding Co.:
1.25% 6/2/17	700,000	696,373
3.3% 2/25/21	150,000	151,253
Humana, Inc. 2.625% 10/1/19	415,000	420,119
McKesson Corp. 1.292% 3/10/17	840,000	839,278
UnitedHealth Group, Inc.:
1.0696% 1/17/17 (a)	15,000,000	15,013,995
1.7% 2/15/19	1,270,000	1,270,998
1.875% 11/15/16	500,000	503,197
1.9% 7/16/18	1,005,000	1,014,389
WellPoint, Inc. 2.3% 7/15/18	460,000	462,800
		21,857,740
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	222,145
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,425,000	1,419,950
		1,642,095
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.2892% 9/1/16 (a)	5,000,000	5,005,555
1.582% 3/12/18 (a)	5,356,000	5,371,479
1.85% 3/1/17	675,000	676,739
2.35% 3/12/18	2,115,000	2,127,777
Bayer U.S. Finance LLC 0.8671% 10/7/16 (a)(b)	10,000,000	9,995,670
Perrigo Co. PLC 1.3% 11/8/16	700,000	695,942
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,185,000	1,186,018
		25,059,180

TOTAL HEALTH CARE		70,702,183

INDUSTRIALS - 0.3%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	655,164
5.125% 3/1/17	385,000	398,141
5.75% 12/15/16	485,000	500,721
		1,554,026
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16	480,000	483,066
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (b)	715,000	716,296
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (b)	2,660,000	2,652,733
Roper Technologies, Inc.:
1.85% 11/15/17	230,000	229,602
2.05% 10/1/18	1,775,000	1,766,210
		4,648,545
Machinery - 0.0%
Stanley Black & Decker, Inc. 4.25% 11/17/18	2,660,000	2,691,260
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (b)	640,000	640,817
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	235,551
Kansas City Southern 2.35% 5/15/20 (b)	1,140,000	1,115,949
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (b)	1,455,000	1,455,595
2.5% 6/15/19 (b)	615,000	606,242
2.875% 7/17/18 (b)	365,000	363,613
3.75% 5/11/17 (b)	300,000	304,967
		4,081,917
Trading Companies & Distributors - 0.1%
GATX Corp.:
1.25% 3/4/17	1,100,000	1,087,053
2.375% 7/30/18	255,000	252,425
2.6% 3/30/20	95,000	91,506
3.5% 7/15/16	1,180,000	1,186,440
International Lease Finance Corp. 2.462% 6/15/16 (a)	990,000	986,336
		3,603,760
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (b)	466,000	463,787

TOTAL INDUSTRIALS		18,883,474

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
0.822% 6/15/18 (a)	15,000,000	14,981,025
1.4% 2/28/18	670,000	672,360
1.6% 2/28/19	735,000	738,805
Harris Corp. 1.999% 4/27/18	610,000	606,167
Juniper Networks, Inc. 3.1% 3/15/16	305,000	305,000
		17,303,357
Electronic Equipment & Components - 0.1%
Amphenol Corp. 1.55% 9/15/17	775,000	772,908
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	785,000	778,463
Avnet, Inc. 6.625% 9/15/16	1,220,000	1,250,720
Keysight Technologies, Inc. 3.3% 10/30/19	2,200,000	2,183,916
		4,986,007
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,135,000	1,126,199
Baidu.com, Inc. 2.75% 6/9/19	485,000	484,063
Tencent Holdings Ltd.:
2% 5/2/17 (b)	715,000	716,981
2.875% 2/11/20 (b)	390,000	393,579
		2,720,822
IT Services - 0.0%
Fidelity National Information Services, Inc. 1.45% 6/5/17	380,000	375,906
Xerox Corp. 2.95% 3/15/17	200,000	200,426
		576,332
Software - 0.1%
Electronic Arts, Inc. 3.7% 3/1/21	255,000	257,213
Microsoft Corp. 1.3% 11/3/18	1,570,000	1,576,680
Oracle Corp. 0.8171% 7/7/17 (a)	5,000,000	4,994,030
		6,827,923
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 1.7% 2/22/19	665,000	670,654
Hewlett Packard Enterprise Co.:
2.3527% 10/5/17 (a)(b)	11,000,000	11,018,777
2.45% 10/5/17 (b)	2,065,000	2,062,057
		13,751,488

TOTAL INFORMATION TECHNOLOGY		46,165,929

MATERIALS - 0.4%
Chemicals - 0.0%
Eastman Chemical Co. 2.4% 6/1/17	710,000	715,434
Solvay Finance America LLC 3.4% 12/3/20 (b)	950,000	947,891
		1,663,325
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.7031% 6/30/17 (a)	705,000	696,742
Metals & Mining - 0.4%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	5,305,000	5,228,268
BHP Billiton Financial (U.S.A.) Ltd. 1.625% 2/24/17	1,250,000	1,245,788
Goldcorp, Inc. 2.125% 3/15/18	1,150,000	1,118,836
Rio Tinto Finance (U.S.A.) PLC:
1.3658% 6/17/16 (a)	12,000,000	11,966,352
1.375% 6/17/16	1,520,000	1,516,854
1.625% 8/21/17	610,000	597,597
2.25% 12/14/18	840,000	818,157
		22,491,852

TOTAL MATERIALS		24,851,919

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.5456% 11/27/18 (a)	9,254,000	9,198,448
2.45% 6/30/20	715,000	712,184
BellSouth Corp. 4.821% 4/26/16 (a)(b)	10,000,000	10,059,480
British Telecommunications PLC 1.625% 6/28/16	5,943,000	5,952,645
SBA Tower Trust:
2.24% 4/16/18 (b)	820,000	811,160
2.933% 12/15/17 (b)	2,205,000	2,194,971
3.156% 10/15/15 (b)	265,000	265,345
3.598% 4/16/18 (b)	635,000	640,515
Verizon Communications, Inc.:
0.877% 6/9/17 (a)	15,000,000	14,944,095
2.042% 9/15/16 (a)	13,000,000	13,068,913
		57,847,756
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
1.502% 9/12/16 (a)	5,000,000	5,000,540
2.375% 9/8/16	890,000	893,864
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17	2,035,000	2,045,277
		7,939,681

TOTAL TELECOMMUNICATION SERVICES		65,787,437

UTILITIES - 0.8%
Electric Utilities - 0.6%
Commonwealth Edison Co.:
1.95% 9/1/16	385,000	386,142
5.95% 8/15/16	10,000,000	10,211,350
Duke Energy Corp.:
0.9922% 4/3/17 (a)	6,874,000	6,823,730
1.625% 8/15/17	495,000	494,581
2.15% 11/15/16	1,485,000	1,495,441
Duke Energy Industries, Inc. 0.9669% 7/11/16 (a)	5,000,000	5,000,555
EDF SA 1.15% 1/20/17 (b)	1,350,000	1,347,166
Exelon Corp. 1.55% 6/9/17	745,000	741,388
Georgia Power Co. 1.95% 12/1/18	460,000	461,580
Monongahela Power Co. 5.7% 3/15/17 (b)	145,000	150,320
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,902,000	2,897,186
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	863,241
Southern Co. 1.95% 9/1/16	485,000	486,554
TECO Finance, Inc. 1.2169% 4/10/18 (a)	7,805,000	7,694,536
		39,053,770
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	455,185
PSEG Power LLC 2.75% 9/15/16	425,000	427,942
Southern Power Co. 1.85% 12/1/17	285,000	285,053
		1,168,180
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
1.95% 8/15/16	4,640,000	4,651,697
2.125% 2/15/18 (b)	1,450,000	1,447,907
NiSource Finance Corp. 6.8% 1/15/19	425,000	473,963
San Diego Gas & Electric Co. 1.914% 2/1/22	411,429	404,837
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	1,340,000	1,336,217
		8,314,621

TOTAL UTILITIES		48,536,571

TOTAL NONCONVERTIBLE BONDS
(Cost $1,353,405,332)		1,348,520,583

U.S. Government and Government Agency Obligations - 1.3%
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.625% 8/26/16	3,930,000	3,929,929
Federal Home Loan Bank:
0.625% 12/28/16	$3,200,000	$3,198,048
1% 6/21/17	3,390,000	3,398,760
Freddie Mac 0.875% 10/14/16	10,895,000	10,908,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,435,072

U.S. Treasury Obligations - 1.0%
U.S. Treasury Notes:
0.75% 1/31/18	1,795,000	1,793,458
0.875% 2/28/17	25,000,000	25,040,050
0.875% 7/15/18	23,125,000	23,149,397
1.625% 11/30/20	10,330,000	10,528,935

TOTAL U.S. TREASURY OBLIGATIONS		60,511,840

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $81,967,029)		81,946,912

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.7%
1.861% 10/1/33 (a)	77,961	80,121
2.281% 7/1/35 (a)	30,995	32,359
2.375% 8/1/37 (a)	27,231	28,677
2.399% 5/1/38 (a)	265,084	280,038
2.412% 5/1/38 (a)	86,065	91,001
2.416% 12/1/35 (a)	16,468	17,206
2.455% 4/1/38 (a)	37,513	39,732
2.463% 5/1/38 (a)	112,622	119,281
2.602% 8/1/38 (a)	21,103	22,357
2.915% 12/1/36 (a)	32,160	34,171
3% 11/1/29 to 1/1/31	11,703,215	12,245,194
3.5% 10/1/25 to 11/1/44	5,226,457	5,534,121
4% 2/1/25 to 12/1/45	8,578,311	9,174,215
4.5% 5/1/19 to 6/1/44	5,380,190	5,803,848
5% 11/1/18 to 6/1/39	3,967,275	4,375,199
5.5% 5/1/16 to 5/1/40	6,360,710	7,110,763
6% 1/1/22 to 1/1/41	1,949,216	2,196,630
6.5% 7/1/32 to 12/1/32	225,500	264,931

TOTAL FANNIE MAE		47,449,844

Freddie Mac - 0.0%
1.5858% 5/25/28 (a)	432,869	432,020
2.282% 6/1/38 (a)	80,879	84,888
2.306% 7/1/38 (a)	46,723	49,016
2.341% 9/1/35 (a)	22,456	23,468
2.358% 2/1/37 (a)	22,689	23,855
2.374% 5/1/38 (a)	38,691	40,828
2.386% 5/1/37 (a)	27,105	28,592
2.455% 10/1/36 (a)	186,797	196,034
2.472% 11/1/34 (a)	23,415	24,805
2.473% 7/1/35 (a)	37,520	39,332
2.475% 2/1/37 (a)	32,680	34,505
2.701% 2/1/38 (a)	87,255	92,709
2.901% 2/1/37 (a)	51,524	54,744
4.5% 10/1/19	72,361	75,047
5% 10/1/18 to 12/1/23	665,172	718,859
5.5% 11/1/21 to 10/1/38	148,125	160,531
5.831% 12/1/36 (a)	9,271	9,835
6% 5/1/17 to 1/1/38	396,030	451,057
6.079% 11/1/36 (a)	7,057	7,489

TOTAL FREDDIE MAC		2,547,614

Ginnie Mae - 0.2%
3% 10/20/44 (a)	183,657	189,117
3% 11/20/44 (a)	923,706	949,277
3.5% 3/20/43 to 9/20/45	4,200,181	4,440,540
4% 1/20/45 to 12/20/45	1,509,815	1,611,503
4.5% 9/20/40	321,254	349,502
5% 12/20/34 to 3/20/41	1,231,048	1,375,760
6% 7/15/36	485,740	564,878

TOTAL GINNIE MAE		9,480,577

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $58,876,926)		59,478,035

Asset-Backed Securities - 6.6%
Ally Auto Receivables Trust:
Series 2012-A Class D, 3.15% 10/15/18 (b)	$335,000	$336,552
Series 2014-2 Class A2, 0.68% 7/17/17	2,037,567	2,036,850
Series 2014-3 Class A2, 0.81% 9/15/17	1,931,792	1,931,004
Series 2014-SN1 Class A3, 0.75% 2/21/17	509,120	508,928
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	341,854
Series 2015-SN1 Class A2A, 0.93% 6/20/17	3,414,268	3,409,944
Ally Master Owner Trust:
Series 2014-1 Class A2, 1.29% 1/15/19	10,000,000	9,986,789
Series 2015-1 Class A, 0.8305% 1/15/19 (a)	5,000,000	4,984,082
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,644,721
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.7005% 1/15/20 (a)	10,409,000	10,414,257
Series 2013-1 Class A, 0.8505% 2/16/21 (a)	570,000	570,932
Series 2014-2 Class A, 1.26% 1/15/20	800,000	802,055
Series 2015-1 Class A, 0.7155% 1/15/20 (a)	5,000,000	5,002,029
AmeriCredit Automobile Receivables Trust:
Series 2013-2 Class B, 1.19% 5/8/18	1,018,517	1,018,089
Series 2013-5:
Class A3, 0.9% 9/10/18	912,688	911,656
Class B, 1.52% 1/8/19	315,000	314,923
Series 2014-2 Class B, 1.6% 7/8/19	345,000	343,981
Series 2014-4 Class A2A, 0.72% 4/9/18	1,961,932	1,959,285
Series 2015-1 Class A3, 1.26% 11/8/19	1,635,000	1,630,442
Series 2015-2:
Class A2A, 0.83% 9/10/18	3,263,147	3,256,059
Class A3, 1.27% 1/8/20	890,000	884,921
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	515,000	515,374
AmeriCredit Automobile Receivables Trust Series 2016-1:
Class A2A, 1.69% 6/10/19	5,000,000	5,002,619
Class A3, 2.14% 10/8/20	175,000	175,592
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (b)	418,238	417,157
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (b)	1,081,579	1,078,064
Class A3, 1.67% 9/15/23 (b)	1,150,000	1,145,706
ARI Fleet Lease Trust Series 2016-A Class A2, 1.82% 7/15/24 (b)	1,355,000	1,354,409
Ascentium Equipment Receivables LLC Series 2015-2A Class A3, 1.93% 3/11/19 (b)	1,555,000	1,556,952
Ascentium Equipment Receivables Trust Series 2015-1A Class A2, 1.15% 7/10/17 (b)	362,543	361,945
Bank of America Credit Card Master Trust:
Series 2014-A2 Class A, 0.7005% 9/16/19 (a)	10,000,000	10,002,981
Series 2014-A3 Class A, 0.7155% 1/15/20 (a)	10,000,000	10,002,973
Series 2015-A1 Class A, 0.7555% 6/15/20 (a)	5,000,000	5,002,055
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	36,380	36,423
BMW Vehicle Lease Trust:
Series 2015-1 Class A2A, 0.86% 2/21/17	3,196,211	3,194,643
Series 2015-2 Class A2B, 0.96% 9/20/18 (a)	6,000,000	6,004,150
Series 2016-1 Class A2B, 0.9292% 1/22/18 (a)	5,000,000	5,000,123
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	326,508
Capital Auto Receivables Asset Trust:
Series 2013-4 Class A3, 1.09% 3/20/18	488,067	487,717
Series 2014-1 Class A3, 1.32% 6/20/18	705,000	705,074
Series 2014-2 Class A3, 1.26% 5/21/18	1,455,000	1,455,005
Series 2014-3 Class A3, 1.48% 11/20/18	710,000	711,289
Series 2014-B Class A1, 0.752% 2/21/17 (a)	884,952	884,883
Series 2015-1 Class A1B, 0.846% 7/20/17 (a)	2,610,890	2,610,165
Series 2015-2:
Class A1A, 0.99% 10/20/17	5,000,000	4,993,519
Class A2, 1.39% 9/20/18	215,000	215,167
Class A3, 1.73% 9/20/19	450,000	450,206
Series 2015-4 Class A2, 1.62% 3/20/19	815,000	815,568
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 0.4705% 7/15/20 (a)	7,975,000	7,939,120
Series 2015-A6 Class A6, 0.797% 6/15/20 (a)	10,000,000	9,988,501
Carmax Auto Owner Trust:
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,003
Class C, 1.93% 11/15/19	145,000	144,927
Series 2014-3 Class A2, 0.55% 8/15/17	958,590	958,185
Series 2014-4 Class A2A, 0.67% 2/15/18	1,705,475	1,704,349
Series 2015-1 Class A3, 1.38% 11/15/19	580,000	580,869
Series 2015-2:
Class A2A, 0.82% 6/15/18	3,893,034	3,890,074
Class A3, 1.37% 3/16/20	775,000	774,586
CarMax Auto Owner Trust Series 2016-1 Class A3, 2.01% 11/16/20	1,140,000	1,144,131
CCG Receivables Trust:
Series 2014-1 Class A2, 1.06% 11/15/21 (b)	293,724	292,672
Series 2015-1 Class A2, 1.46% 11/14/18 (b)	830,000	829,343
Chase Issuance Trust:
Series 2007-A12 Class A12, 0.477% 8/15/19 (a)	5,000,000	4,980,924
Series 2015-A3 Class A, 0.6755% 4/15/19 (a)	5,000,000	4,994,400
Chrysler Capital Auto Receivables Trust:
Series 2015-AA:
Class A2, 0.81% 11/15/17 (b)	1,402,967	1,402,604
Class A3, 1.22% 7/15/19 (b)	3,000,000	2,993,045
Series 2015-BA Class A2, 1.48% 12/17/18 (b)	4,500,000	4,501,512
CIT Equipment Collateral Series 2014-VT1 Class A2, 0.86% 5/22/17 (b)	2,834,957	2,827,728
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,345,000	1,344,875
Series 2014-A4 Class A4, 1.23% 4/24/19	8,950,000	8,967,590
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,149,177
CNH Equipment Trust:
Series 2014-C:
Class A2, 0.63% 12/15/17	1,278,920	1,278,026
Class A3, 1.05% 11/15/19	765,000	763,134
Series 2015-B Class A3, 1.37% 7/15/20	1,320,000	1,318,265
Series 2015-C:
Class A2A, 1.1% 12/17/18	5,000,000	4,996,859
Class A3, 1.66% 11/16/20	1,030,000	1,035,613
Series 2016-A Class A3, 1.48% 4/15/21	805,000	804,013
CNH Wholesale Master Note Trust Series 2013-2A Class A, 1.0305% 8/15/19 (a)(b)	645,000	644,346
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (b)	1,504,800	1,480,121
Dell Equipment Finance Trust:
Series 2015-1 Class A2, 1.01% 7/24/17 (b)	4,422,329	4,415,343
Series 2015-2 Class A2A, 1.42% 12/22/17 (b)	3,000,000	2,994,441
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (b)	167,736	166,605
Series 2014-1 Class A, 2.54% 5/20/27 (b)	454,096	455,771
Series 2015-1 Class A, 2.73% 7/20/27 (b)	864,890	868,000
Series 2015-2 Class A, 2.99% 5/22/28 (b)	544,323	547,242
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,822,034
Series 2014-A5 Class A, 1.39% 4/15/20	1,410,000	1,415,392
Series 2015-A1 Class A1, 0.7755% 8/17/20 (a)	7,500,000	7,500,148
Series 2015-A3 Class A, 1.45% 3/15/21	265,000	265,823
Series 2016-A1 Class A1, 2.1% 7/15/21	2,815,000	2,829,210
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (b)	706,165	727,818
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (b)	292,440	291,354
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (b)	1,683,894	1,682,808
Series 2013-2 Class A2, 1.06% 3/20/19 (b)	116,975	116,909
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	2,828,555	2,819,177
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	1,620,314	1,611,753
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	959,816	953,414
Series 2015-2 Class A2, 1.59% 2/22/21 (b)	1,325,000	1,321,726
Series 2016-1 Class A2, 1.83% 9/20/21 (b)	2,570,000	2,566,812
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (b)	39,877	39,788
Ford Credit Auto Lease Trust:
Series 2013-B:
Class B, 1.23% 11/15/16	578,891	578,925
Class C, 1.51% 8/15/17	475,000	475,130
Series 2014-B:
Class A2A, 0.51% 3/15/17	620,812	620,506
Class A4, 1.1% 11/15/17	580,000	579,371
Series 2015-A Class A4, 1.31% 8/15/18	895,000	893,217
Ford Credit Auto Owner Trust:
Series 2013-B Class A3, 0.57% 10/15/17	670,029	669,691
Series 2014-C Class A3, 1.06% 5/15/19	955,000	954,844
Series 2015-B Class A3, 1.16% 11/15/19	875,000	874,432
Series 2015-C Class A2A, 0.95% 8/15/18	5,000,000	5,001,402
Series 2016-A:
Class A2A, 1.56% 12/15/18	5,000,000	5,000,522
Class A3, 2.01% 7/15/20	395,000	395,507
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	13,080,000	13,101,953
Series 2014-2 Class A, 0.9255% 2/15/21 (a)	6,200,000	6,138,351
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,186,475
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	920,573
GE Dealer Floorplan Master Note Trust:
Series 2013-1 Class A, 0.832% 4/20/18 (a)	2,035,000	2,035,000
Series 2014-1 Class A, 0.806% 7/20/19 (a)	2,280,000	2,277,649
Series 2014-2 Class A, 0.882% 10/20/19 (a)	1,050,000	1,044,013
GE Equipment Small Ticket LLC Series 2014-1A Class A3, 0.95% 9/25/17 (b)	1,239,074	1,236,890
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A2, 0.73% 2/20/17 (b)	870,906	870,769
Series 2015-1 Class A2, 1.1% 12/20/17	3,743,459	3,746,396
Series 2015-3 Class A3, 1.69% 3/20/19	1,985,000	1,986,933
Series 2016-1:
Class A2A, 1.75% 7/20/18	5,000,000	4,999,447
Class A3, 2.22% 7/20/19	1,405,000	1,404,958
GMF Floorplan Owner Revolving Trust Series 2015-1:
Class A1, 1.65% 5/15/20 (b)	855,000	853,050
Class A2, 0.9255% 5/15/20 (a)(b)	3,000,000	2,974,264
GreatAmerica Leasing Receivables Funding LLC:
Series 2014-1 Class A3, 0.89% 7/15/17 (b)	624,351	622,875
Series 2016-1 Class A3, 1.73% 6/20/19 (b)	800,000	797,957
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (b)	456,061	453,760
Honda Auto Receivables Owner Trust:
Series 2013-4 Class A4, 1.04% 2/18/20	105,000	104,951
Series 2014-4 Class A3, 0.99% 9/17/18	825,000	824,852
Series 2015-1 Class A3, 1.05% 10/15/18	755,000	754,697
Series 2015-3 Class A2, 0.92% 11/20/17	4,600,000	4,599,543
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (b)	310,000	310,000
Series 2015-A:
Class A2, 1% 10/16/17 (b)	3,885,546	3,885,486
Class A4, 1.65% 8/15/19 (b)	1,315,000	1,320,093
Series 2015-B:
Class A2A, 0.95% 12/15/17 (b)	4,970,849	4,965,966
Class A3, 1.4% 11/15/18 (b)	735,000	735,258
Series 2016-A Class A3, 2.01% 7/15/19 (b)	395,000	396,483
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	1,010,000	1,009,070
Series 2015-A Class A3, 1.05% 4/15/19	650,000	649,377
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.7805% 5/15/18 (a)(b)	4,790,000	4,787,144
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17	47,056	47,030
Series 2014-B Class A2A, 0.54% 7/17/17	1,617,289	1,616,484
Series 2015-A Class A3, 1.32% 6/17/19	360,000	360,415
Series 2015-B Class A2, 0.98% 6/15/18	5,000,000	4,995,287
Series 2016-A Class A3, 1.36% 4/15/20	790,000	789,874
Kubota Credit Owner Trust:
Series 2014-1A Class A2, 0.58% 2/15/17 (b)	15,149	15,147
Series 2015-1A Class A3, 1.54% 3/15/19 (b)	1,290,000	1,289,193
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A, 1% 1/16/18	5,000,000	4,991,586
Mercedes-Benz Auto Lease Trust Series 2015-A:
Class A2A, 0.78% 2/15/17	1,834,554	1,834,270
Class A3, 1.1% 8/15/17	1,700,000	1,700,378
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,326,508
Mercedes-Benz Master Owner Trust:
Series 2015-AA Class A, 0.7455% 4/15/19 (a)(b)	3,769,000	3,764,175
Series 2015-BA Class A, 0.8055% 4/15/20 (a)(b)	4,315,000	4,295,684
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (b)	1,840,000	1,830,195
Series 2015-AA Class A3, 1.39% 10/16/19 (b)	505,000	503,614
Motor PLC Series 2014-1A Class A1, 0.9158% 8/25/21 (a)(b)	152,760	152,722
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (b)	128,440	127,457
Series 2014-1A Class A, 2.25% 9/22/31 (b)	408,720	401,966
Series 2015-1A Class A, 2.52% 12/20/32 (b)	1,175,874	1,174,807
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (b)	225,000	225,000
Nissan Auto Lease Trust Series 2015-A Class A3, 1.4% 6/15/18	1,320,000	1,320,375
Nissan Auto Receivables Owner Trust:
Series 2014-B Class A3, 1.11% 5/15/19	570,000	569,894
Series 2015-B Class A3, 1.34% 3/16/20	1,325,000	1,330,081
Series 2016-A:
Class A2A, 1.06% 2/15/19	5,000,000	4,997,367
Class A3, 1.34% 10/15/20	685,000	685,150
Nissan Master Owner Trust Receivables Series 2015-A:
Class A1, 0.8305% 1/15/20 (a)	5,000,000	4,991,227
Class A2, 1.44% 1/15/20	890,000	890,558
OneMain Financial Issuance Trust Series 2016-1A Class A, 3.66% 2/20/29 (b)	405,000	404,896
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	17,171	16,827
Santander Drive Auto Receivables Trust Series 2014-4 Class A2A, 0.67% 1/16/18	225,769	225,747
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (b)	273,698	274,606
Series 2014-3A Class A, 2.3% 10/20/31 (b)	361,819	362,250
Series 2015-1A Class A, 2.4% 3/22/32 (b)	991,854	995,926
Series 2015-2A Class 2, 2.43% 6/20/32 (b)	734,058	732,791
Series 2015-3A Class A, 2.58% 9/20/32 (b)	387,133	386,982
SLM Student Loan Trust:
Series 2008-4 Class A4, 2.2686% 7/25/22 (a)	100,000	99,575
Series 2008-5 Class A4, 2.3186% 7/25/23 (a)	645,000	646,916
Series 2008-9 Class A, 2.1186% 4/25/23 (a)	459,185	452,910
Series 2014-1 Class A1, 0.7065% 5/28/19 (a)	283,816	283,602
Smart Trust:
Series 2012-4U.S. Class A3A, 0.97% 3/14/17	54,072	54,055
Series 2013-2U.S. Class A4A, 1.18% 2/14/19	406,850	405,304
SMART Trust:
Series 2014-1U.S. Class A3A, 0.95% 2/14/18	863,246	861,048
Series 2015-1U.S. Class A2A, 0.99% 8/14/17	403,920	403,524
Series 2015-3U.S. Class A3A, 1.66% 8/14/19	1,210,000	1,204,703
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (b)	1,320,000	1,315,529
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,025,770
Series 2014-1 Class A, 1.61% 11/15/20	2,330,000	2,328,983
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,328,378
TCF Auto Receivables Owner Trust:
Series 2015-1A Class A2, 1.02% 8/15/18 (b)	3,587,741	3,574,378
Series 2015-2A Class A2, 1.64% 1/15/19 (b)	5,000,000	5,000,195
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18	815,000	813,771
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,715
Toyota Auto Receivables Owners Trust Series 2016-A Class A2A, 1.03% 7/16/18	5,000,000	4,999,600
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	128,248	127,584
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,361,222
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.776% 7/22/19 (a)(b)	10,000,000	9,847,244
Class A2, 1.4% 7/22/19 (b)	1,290,000	1,275,520
Volvo Financial Equipment LLC:
Series 2014-1A Class A3, 0.82% 4/16/18 (b)	487,912	486,542
Series 2015-1A Class A2, 0.95% 11/15/17 (b)	4,135,829	4,131,323
Series 2016-1A:
Class A2, 1.44% 10/15/18 (b)	5,000,000	4,998,546
Class A3, 1.67% 2/18/20 (b)	400,000	400,194
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (b)	2,239,388	2,182,731
Wheels SPV LLC:
Series 2014-1A Class A2, 0.84% 3/20/23 (b)	325,055	323,510
Series 2015-1A Class A2, 1.27% 4/22/24 (b)	355,000	351,716
World Omni Auto Receivables Trust:
Series 2014-B Class A2A, 0.6% 1/16/18	1,393,771	1,393,087
Series 2015-A Class A3, 1.34% 5/15/20	340,000	340,336
Series 2015-B Class A3, 1.49% 12/15/20	730,000	731,807
World Omni Automobile Lease Securitization Trust:
Series 2013-A Class A3, 1.1% 12/15/16	720,251	720,318
Series 2014-A Class A4, 1.37% 1/15/20	490,000	489,929
Series 2015-A Class A2A, 1.06% 5/15/18	5,000,000	4,990,533
TOTAL ASSET-BACKED SECURITIES
(Cost $426,336,080)		425,851,527

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.0%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.7833% 2/25/34 (a)	23,117	22,092
Series 2004-H Class 2A2, 2.8144% 9/25/34 (a)	72,504	70,529
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	220,000	221,362
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4927% 7/25/44 (a)(b)	247,790	245,484
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 1.1182% 12/22/54 (a)(b)	829,648	828,756
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (b)	1,003,160	1,000,401
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)	908,947	910,477
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.5793% 9/25/35 (a)	45,751	45,214
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.7253% 6/25/34 (a)	43,817	43,602

TOTAL PRIVATE SPONSOR		3,387,917

U.S. Government Agency - 0.8%
Fannie Mae:
floater Series 2003-31 Class FM, 0.9358% 4/25/33 (a)	2,113,096	2,125,331
floater planned amortization class Series 2004-52 Class PF 0.8858% 12/25/33 (a)	2,395,049	2,403,655
sequential payer Series 2012-114 Class DF, 0.8358% 8/25/39 (a)	38,243	38,400
sequential payer floater:
Series 2005-74 Class DF, 0.7858% 7/25/35 (a)	5,260,812	5,264,911
Series 2005-83 Class FP, 0.7658% 10/25/35 (a)	5,038,582	5,029,345
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04:
Class 1M1, 2.3765% 11/25/24 (a)	376,215	376,726
Class 2M1, 2.5265% 11/25/24 (a)	175,158	175,572
Series 2015-C01 Class 1M1, 1.9265% 2/25/25 (a)	165,410	165,484
Series 2015-C03:
Class 1M1, 1.9265% 7/25/25 (a)	379,106	378,580
Class 2M1, 1.9265% 7/25/25 (a)	847,352	843,899
Series 2016-C01 Class 2M1, 2.5285% 8/25/28 (a)	1,405,000	1,406,765
1.9265% 2/25/25 (a)	29,122	29,130
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.8765% 9/25/24 (a)	620,263	621,438
Series 2014-HQ3 Class M1, 2.0765% 10/25/24 (a)	189,157	189,487
Series 2015-DNA1 Class M1, 1.3358% 10/25/27 (a)	572,942	571,196
Series 2015-DNA2 Class M1, 1.5858% 12/25/27 (a)	638,275	638,007
Series 2015-DNA3 Class M1, 1.7765% 4/25/28 (a)	541,133	542,071
Series 2015-HQ1 Class M1, 1.4765% 3/25/25 (a)	172,292	172,167
Series 2015-HQ2 Class M1, 1.5265% 5/25/25 (a)	339,748	339,174
Series 2015-HQA1 Class M1, 1.6858% 3/25/28 (a)	479,306	479,161
Series 2016-DNA1 Class M1, 1.8745% 7/25/28 (a)	1,250,989	1,248,990
Freddie Mac:
floater planned amortization class:
Series 2953 Class LF, 0.727% 12/15/34 (a)	2,004,556	2,009,334
Series 4057 Class EF, 0.777% 12/15/41 (a)	14,774,141	14,700,656
floater sequential payer Series 3046 Class F, 0.797% 3/15/33 (a)	2,225,446	2,217,689
sequential payer Series 4226 Class EF, 0.777% 12/15/35 (a)	6,210,641	6,206,606
Series 4448 Class JA, 4% 11/15/36	190,000	204,715

TOTAL U.S. GOVERNMENT AGENCY		48,378,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $51,953,607)		51,766,406

Commercial Mortgage Securities - 2.0%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.8076% 6/15/28 (a)(b)	1,070,000	1,085,218
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (a)	73,468	73,437
Series 2006-3 Class A4, 5.889% 7/10/44 (a)	4,053,401	4,057,006
Series 2006-4 Class A4, 5.634% 7/10/46	179,182	179,520
Series 2006-5 Class AM, 5.448% 9/10/47	60,000	60,691
Series 2007-4 Class AM, 5.9998% 2/10/51 (a)	50,000	52,028
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	1,981,000	1,950,101
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A4, 5.54% 9/11/41	5,507,626	5,536,831
Series 2006-PW14 Class A4, 5.201% 12/11/38	590,984	600,270
Series 2006-T24 Class A4, 5.537% 10/12/41	1,063,068	1,073,463
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	1,981,000	1,934,012
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	6,383,500	6,362,536
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	505,324	502,923
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (a)	289,392	289,500
Series 2014-GC19 Class A1, 1.199% 3/10/47	284,100	278,780
Series 2014-GC2 Class A1, 1.392% 7/10/47	304,509	302,565
Series 2014-GC21 Class A1, 1.242% 5/10/47	489,855	486,112
Series 2014-GC25 Class A1, 1.485% 10/10/47	137,266	136,498
Series 2015-GC27 Class A1, 1.353% 2/10/48	628,752	623,260
Series 2015-GC31 Class A1, 1.637% 6/10/48	1,037,896	1,034,135
Series 2015-GC33 Class A1, 1.643% 9/10/58	355,670	354,273
Series 2015-P1 Class A1, 1.648% 9/15/48	385,000	384,313
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	7,709,414	7,878,286
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,574,091	1,614,993
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	2,750,000	2,682,065
Series 2014-CR15 Class A1, 1.218% 2/10/47	707,877	703,262
Series 2014-CR17 Class A1, 1.275% 5/10/47	330,304	327,696
Series 2014-CR18 Class A1, 1.442% 7/15/47	514,298	509,511
Series 2014-CR19 Class A1, 1.415% 8/10/47	440,580	437,467
Series 2014-CR20 Class A1, 1.324% 11/10/47	297,933	292,068
Series 2014-CR21 Class A1, 1.494% 12/10/47	170,962	169,620
Series 2014-LC15 Class A1, 1.259% 4/10/47	578,115	573,164
Series 2014-LC17 Class A1, 1.381% 10/10/47	369,064	365,917
Series 2014-UBS2 Class A1, 1.298% 3/10/47	381,948	378,074
Series 2014-UBS4 Class A1, 1.309% 8/10/47	197,741	195,888
Series 2014-UBS5 Class A1, 1.373% 9/10/47	742,465	737,202
Series 2014-UBS6 Class A1, 1.445% 12/10/47	532,779	529,916
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	501,552	499,808
Series 2015-CR22 Class A1, 1.569% 3/10/48	238,683	237,910
Series 2015-LC23 Class A2, 3.221% 10/10/53	1,400,000	1,462,400
Series 2015-PC1 Class A1, 1.667% 7/10/50	1,458,685	1,454,418
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.167% 2/13/32 (a)(b)	400,000	387,941
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	254,006	253,515
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,826,083	1,813,545
Series 2015-C3 Class A1, 1.7167% 8/15/48	697,819	696,036
Series 2015-C4 Class A1, 2.0102% 11/15/48	771,912	775,222
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	190,000	189,567
CSMC Series 2015-TOWN Class A, 1.677% 3/15/17 (a)(b)	3,000,000	2,964,886
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	1,225,525	1,229,604
Series K712 Class A1, 1.369% 5/25/19	897,608	896,195
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	5,573,451	5,520,134
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (a)	253,062	253,684
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	754,351	742,849
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	323,798	322,249
Series 14-GC20 Class A1, 1.343% 4/10/47	219,633	218,388
Series 2014-GC22 Class A1, 1.29% 6/10/47	346,860	342,324
Series 2014-GC24 Class A1, 1.509% 9/10/47	641,219	637,885
Series 2015-GC28 Class A1, 1.528% 2/10/48	1,019,130	1,014,250
Series 2015-GC32 Class A1, 1.593% 7/10/48	397,289	395,715
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	1,182,356	1,180,539
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	1,314,000	1,306,818
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	660,810	663,726
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (b)	339,661	337,066
Series 2013-C14 Class A1, 1.2604% 8/15/46	615,012	611,510
Series 2014-C19 Class A1, 1.2661% 4/15/47	383,238	380,428
Series 2014-C22 Class A1, 1.451% 9/15/47	189,422	188,259
Series 2014-C23 Class A1, 1.6502% 9/15/47	286,047	284,490
Series 2014-C24 Class A1, 1.5386% 11/15/47	120,997	120,045
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,433,358	1,424,351
Series 2015-C27 Class A1, 1.4137% 2/15/48	848,188	839,210
Series 2015-C28 Class A1, 1.4451% 10/15/48	1,350,707	1,339,483
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,718,338	1,716,941
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	407,444	405,813
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	2,500,000	2,469,235
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	1,584,309	1,564,392
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,601,460	1,606,439
Series 2007-CB18 Class A4, 5.44% 6/12/47	9,964,051	10,165,700
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (a)	3,728,013	3,832,790
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,617,208	3,688,164
Series 2006-LDP7 Class AM, 6.1056% 4/17/45 (a)	715,000	717,449
Series 2014-C20 Class A1, 1.2682% 7/15/47	384,850	381,286
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4, 4.568% 1/15/31	18,648	18,711
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	2,880,896	2,861,132
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (a)	335,000	338,157
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	2,724,345	2,775,159
Series 2006-2 Class A4, 6.0751% 6/12/46 (a)	68,503	68,461
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	400,650	399,094
Series 2014-C14 Class A1, 1.25% 2/15/47	135,141	134,093
Series 2014-C16 Class A1, 1.294% 6/15/47	250,269	248,016
Series 2014-C17 Class A1, 1.551% 8/15/47	479,781	477,330
Series 2014-C19 Class A1, 1.573% 12/15/47	929,835	923,798
Series 2015-C24 Class A1, 1.706% 5/15/48	640,169	639,742
Morgan Stanley Capital I Trust:
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (a)	320,743	320,541
Series 2015-MS1 Class A1, 1.638% 5/15/48	724,310	724,190
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A1A, 5.9451% 5/15/43 (a)	613,603	612,553
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	1,137,356	1,130,925
Series 2015-C26 Class A1, 1.454% 2/15/48	741,265	736,580
Series 2015-C27 Class A1, 1.73% 2/15/48	1,364,985	1,364,618
Series 2015-C28 Class A1, 1.531% 5/15/48	529,989	527,712
Series 2015-C31 Class A1, 1.679% 11/15/48	912,076	911,166
Series 2015-LC20 Class A1, 1.471% 4/15/50	931,061	926,030
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,223,137
Series 2015-SG1 Class A1, 1.568% 12/15/47	524,215	522,464
Series 2016-C32 Class A1, 1.577% 1/15/59	535,000	533,609
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	385,162	384,368
Series 2013-C17 Class A1, 1.154% 12/15/46	264,682	263,349
Series 2013-UBS1 Class A1, 1.122% 3/15/46	218,504	217,143
Series 2014-C20 Class A1, 1.283% 5/15/47	615,692	612,434
Series 2014-C21 Class A1, 1.413% 8/15/47	755,763	753,098
Series 2014-C22 Class A1, 1.479% 9/15/57	467,695	466,405
Series 2014-C23 Class A1, 1.663% 10/15/57	234,555	234,122
Series 2014-C24 Class A1, 1.39% 11/15/47	100,303	99,628
Series 2014-LC14 Class A1, 1.193% 3/15/47	367,825	365,972
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	1,777,173	1,753,893
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $127,158,192)		125,852,890

Municipal Securities - 0.3%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 5/2/16 (a)(b)(c)	7,000,000	6,999,790
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16	1,475,000	1,477,640
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19 (d)	1,085,000	1,086,128
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	12,000,000	12,000,000
Univ. of California Revs. Bonds Series 2011 Y1, 0.926%, tender 7/1/17 (a)	445,000	444,942
TOTAL MUNICIPAL SECURITIES
(Cost $22,005,000)		22,008,500

Foreign Government and Government Agency Obligations - 0.0%
Republic of Iceland 4.875% 6/16/16 (Cost $727,768)(b)	$722,000	$729,225

Bank Notes - 0.2%
Capital One Bank NA 1.15% 11/21/16	440,000	439,393
Marshall & Ilsley Bank 5% 1/17/17	5,914,000	6,069,526
PNC Bank NA:
1.15% 11/1/16	$980,000	$979,934
1.3% 10/3/16	1,175,000	1,176,757
Regions Bank 7.5% 5/15/18	289,000	318,547
Union Bank NA 2.125% 6/16/17	1,330,000	1,337,012
TOTAL BANK NOTES
(Cost $10,340,207)		10,321,169
	Shares	Value

Fixed-Income Funds - 3.7%
Bank Loan Funds - 3.7%
Fidelity Floating Rate High Income Fund (e)
(Cost $262,459,643)	26,525,004	237,398,787

Short-Term Funds - 59.6%
Short-Term Funds - 59.6%
BlackRock Low Duration Bond Portfolio	29,855,524	286,015,923
Delaware Limited-Term Diversified Income Fund - Class A	21,240,440	180,331,336
Fidelity Conservative Income Bond Fund Institutional Class (e)	39,688,526	397,282,142
Fidelity Short-Term Bond Fund (e)	73,503,243	630,657,825
Janus Short-Term Bond Fund - Class T	72,210,824	218,076,687
JPMorgan Short Duration Bond Fund Class A	26,269,401	284,497,618
Metropolitan West Low Duration Bond Fund - Class M	63,272,869	551,106,689
PIMCO Enhanced Short Maturity Active ETF	497,165	50,004,856
PIMCO Short-Term Fund - Administrator Class	119,233,926	1,149,415,041
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	7,173,572	69,009,758
TOTAL SHORT-TERM FUNDS
(Cost $3,851,259,610)		3,816,397,875

Money Market Funds - 3.9%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (e)(f)	212,475,008	212,475,008
SSgA U.S. Treasury Money Market Fund Class N, 0.05% (f)	34,233,387	34,233,387
TOTAL MONEY MARKET FUNDS
(Cost $246,708,395)		246,708,395
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $6,493,197,789)		6,426,980,304
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(22,747,082)
NET ASSETS - 100%		$6,404,233,222

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,978,246 or 7.0% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,348,520,583	$--	$1,348,520,583	$--
U.S. Government and Government Agency Obligations	81,946,912	--	81,946,912	--
U.S. Government Agency - Mortgage Securities	59,478,035	--	59,478,035	--
Asset-Backed Securities	425,851,527	--	425,851,527	--
Collateralized Mortgage Obligations	51,766,406	--	51,766,406	--
Commercial Mortgage Securities	125,852,890	--	125,852,890	--
Municipal Securities	22,008,500	--	22,008,500	--
Foreign Government and Government Agency Obligations	729,225	--	729,225	--
Bank Notes	10,321,169	--	10,321,169	--
Fixed-Income Funds	237,398,787	237,398,787	--	--
Short-Term Funds	3,816,397,875	3,766,393,019	50,004,856	--
Money Market Funds	246,708,395	246,708,395	--	--
Total Investments in Securities:	$6,426,980,304	$4,250,500,201	$2,176,480,103	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations ,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $6,493,784,097. Net unrealized depreciation aggregated $66,803,793, of which $9,209,698 related to appreciated investment securities and $76,013,491, related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

February 29, 2016

MMV-QTLY-0416
1.931579.104

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.1%
Autoliv, Inc.	300	$31,869
Delphi Automotive PLC	220	14,670
Gentex Corp.	230	3,349
Johnson Controls, Inc.	820	29,897
Lear Corp.	862	87,364
The Goodyear Tire & Rubber Co.	1,200	36,144
		203,293
Automobiles - 1.0%
Ford Motor Co.	6,230	77,937
General Motors Co.	3,130	92,147
Harley-Davidson, Inc.	140	6,044
		176,128
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	400	19,920
Carnival Corp. unit	460	22,062
Hyatt Hotels Corp. Class A (a)	30	1,385
Royal Caribbean Cruises Ltd.	60	4,462
Six Flags Entertainment Corp.	379	19,276
Wyndham Worldwide Corp.	90	6,556
		73,661
Household Durables - 0.8%
Lennar Corp. Class A	1,353	56,745
PulteGroup, Inc.	1,555	26,730
Toll Brothers, Inc. (a)	140	3,843
Whirlpool Corp.	340	52,809
		140,127
Leisure Products - 0.0%
Brunswick Corp.	30	1,276
Media - 3.1%
AMC Networks, Inc. Class A (a)	40	2,622
CBS Corp. Class B	1,364	65,990
Comcast Corp. Class A	581	33,541
Discovery Communications, Inc. Class A (a)	120	3,000
Gannett Co., Inc.	600	9,156
Interpublic Group of Companies, Inc.	120	2,567
Liberty Global PLC:
Class C (a)	1,246	44,806
LiLAC Class C (a)	364	13,355
Liberty Media Corp. Class C (a)	585	20,417
News Corp. Class A	290	3,138
Omnicom Group, Inc.	484	37,660
Scripps Networks Interactive, Inc. Class A	70	4,147
Starz Series A (a)	523	13,174
Tegna, Inc.	1,380	34,003
The Walt Disney Co.	470	44,894
Time Warner Cable, Inc.	100	19,086
Time Warner, Inc.	2,440	161,528
Twenty-First Century Fox, Inc. Class A	900	24,318
Viacom, Inc. Class B (non-vtg.)	900	33,165
		570,567
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	25,107
Kohl's Corp.	800	37,336
Macy's, Inc.	500	21,605
Target Corp.	1,520	119,244
		203,292
Specialty Retail - 0.8%
AutoNation, Inc. (a)	90	4,632
Best Buy Co., Inc.	1,748	56,618
Dick's Sporting Goods, Inc.	30	1,274
Foot Locker, Inc.	110	6,875
Home Depot, Inc.	550	68,266
Tiffany & Co., Inc.	40	2,599
		140,264
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	110	3,134
PVH Corp.	60	4,749
Ralph Lauren Corp.	50	4,538
		12,421

TOTAL CONSUMER DISCRETIONARY		1,521,029

CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Diageo PLC sponsored ADR	364	37,346
Food & Staples Retailing - 1.6%
CVS Health Corp.	330	32,066
Kroger Co.	800	31,928
Wal-Mart Stores, Inc.	2,440	161,870
Walgreens Boots Alliance, Inc.	790	62,363
		288,227
Food Products - 2.2%
Archer Daniels Midland Co.	2,580	90,197
Bunge Ltd.	500	24,860
General Mills, Inc.	480	28,248
Ingredion, Inc.	650	65,793
Mondelez International, Inc.	1,090	44,178
Pilgrim's Pride Corp.	200	4,890
The Hershey Co.	350	31,812
Tyson Foods, Inc. Class A	1,668	108,003
		397,981
Personal Products - 0.4%
Coty, Inc. Class A	970	27,626
Edgewell Personal Care Co. (a)	40	3,058
Herbalife Ltd. (a)	60	3,285
Unilever NV (NY Reg.)	1,130	48,149
		82,118

TOTAL CONSUMER STAPLES		805,672

ENERGY - 8.4%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	230	9,860
Ensco PLC Class A	700	6,069
Halliburton Co.	876	28,277
Helmerich & Payne, Inc.	80	4,238
Noble Corp.	700	5,831
Paragon Offshore PLC (a)	233	67
Parker Drilling Co. (a)	2,100	3,276
		57,618
Oil, Gas & Consumable Fuels - 8.1%
California Resources Corp.	198	111
Canadian Natural Resources Ltd.	1,443	30,161
Chevron Corp.	2,370	197,753
Cimarex Energy Co.	257	21,596
ConocoPhillips Co.	700	23,681
Diamondback Energy, Inc.	369	26,291
Energen Corp.	445	11,784
EOG Resources, Inc.	1,234	79,889
EQT Corp.	107	5,964
Exxon Mobil Corp.	4,950	396,743
Hess Corp.	400	17,440
HollyFrontier Corp.	940	31,791
Marathon Oil Corp.	1,100	9,031
Marathon Petroleum Corp.	2,326	79,666
Occidental Petroleum Corp.	2,121	145,967
Phillips 66 Co.	2,680	212,765
Pioneer Natural Resources Co.	242	29,168
QEP Resources, Inc.	1,377	13,440
Tesoro Corp.	90	7,261
Valero Energy Corp.	2,265	136,081
		1,476,583

TOTAL ENERGY		1,534,201

FINANCIALS - 23.3%
Banks - 11.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,400	27,852
Bank of America Corp.	23,601	295,485
BB&T Corp.	1,802	57,952
BOK Financial Corp.	440	21,503
Citigroup, Inc.	7,238	281,196
Citizens Financial Group, Inc.	410	7,884
Comerica, Inc.	140	4,729
Commerce Bancshares, Inc.	78	3,313
Cullen/Frost Bankers, Inc.	440	21,089
East West Bancorp, Inc.	110	3,297
Fifth Third Bancorp	3,532	53,898
First Republic Bank	751	46,217
Huntington Bancshares, Inc.	3,330	29,138
Investors Bancorp, Inc.	260	2,943
JPMorgan Chase & Co.	8,760	493,188
KeyCorp	2,600	27,430
M&T Bank Corp.	320	32,816
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	21,840
Peoples United Financial, Inc.	200	2,922
PNC Financial Services Group, Inc.	1,210	98,385
Regions Financial Corp.	6,360	47,827
SunTrust Banks, Inc.	1,310	43,466
Synovus Financial Corp.	100	2,659
U.S. Bancorp	1,360	52,387
Wells Fargo & Co.	7,434	348,803
		2,028,219
Capital Markets - 1.8%
Ameriprise Financial, Inc.	540	45,333
Bank of New York Mellon Corp.	870	30,789
BlackRock, Inc. Class A	130	40,555
E*TRADE Financial Corp. (a)	180	4,223
Eaton Vance Corp. (non-vtg.)	90	2,602
Goldman Sachs Group, Inc.	500	74,765
Invesco Ltd.	340	9,092
Morgan Stanley	2,010	49,647
Northern Trust Corp.	170	10,095
State Street Corp.	1,010	55,328
T. Rowe Price Group, Inc.	200	13,822
		336,251
Consumer Finance - 2.5%
Ally Financial, Inc. (a)	2,214	38,922
American Express Co.	820	45,576
Capital One Financial Corp.	2,944	193,509
Credit Acceptance Corp. (a)	10	1,971
Discover Financial Services	2,676	124,220
Navient Corp.	2,691	29,144
Synchrony Financial (a)	653	17,598
		450,940
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	1,350	181,130
The NASDAQ OMX Group, Inc.	130	8,228
Voya Financial, Inc.	170	4,991
		194,349
Insurance - 6.3%
AFLAC, Inc.	1,030	61,306
Alleghany Corp. (a)	20	9,280
Allstate Corp.	1,994	126,539
American Financial Group, Inc.	660	44,273
American International Group, Inc.	1,120	56,224
Aon PLC	308	29,349
Arch Capital Group Ltd. (a)	100	6,794
Assurant, Inc.	460	32,706
Axis Capital Holdings Ltd.	680	36,523
Chubb Ltd.	929	107,327
Cincinnati Financial Corp.	130	8,208
Everest Re Group Ltd.	240	44,671
FNF Group	80	2,638
Hartford Financial Services Group, Inc.	1,720	72,446
Lincoln National Corp.	1,300	47,489
Loews Corp.	280	10,178
Markel Corp. (a)	10	8,567
MetLife, Inc.	2,275	89,999
Pricoa Global Funding I	1,050	69,395
Principal Financial Group, Inc.	230	8,696
Progressive Corp.	460	14,683
Reinsurance Group of America, Inc.	60	5,406
The Travelers Companies, Inc.	1,546	166,226
Torchmark Corp.	280	14,342
Unum Group	1,190	33,951
Validus Holdings Ltd.	20	898
W.R. Berkley Corp.	100	5,150
XL Group PLC Class A	902	31,011
		1,144,275
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent Class A	909	12,726
Annaly Capital Management, Inc.	3,600	36,468
Hospitality Properties Trust (SBI)	1,100	26,708
		75,902
Real Estate Management & Development - 0.0%
The RMR Group, Inc. (a)	18	406
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	2,200	23,760

TOTAL FINANCIALS		4,254,102

HEALTH CARE - 14.3%
Biotechnology - 3.1%
AbbVie, Inc.	1,920	104,851
Amgen, Inc.	1,365	194,212
Baxalta, Inc.	1,370	52,772
Gilead Sciences, Inc.	2,078	181,306
United Therapeutics Corp. (a)	290	35,363
		568,504
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,730	68,352
Medtronic PLC	805	62,299
St. Jude Medical, Inc.	220	11,812
Zimmer Biomet Holdings, Inc.	200	19,362
		161,825
Health Care Providers & Services - 3.3%
Aetna, Inc.	700	76,041
Anthem, Inc.	1,136	148,464
Cardinal Health, Inc.	799	65,278
Cigna Corp.	848	118,389
DaVita HealthCare Partners, Inc. (a)	60	3,958
Express Scripts Holding Co. (a)	1,301	91,564
HCA Holdings, Inc. (a)	320	22,147
McKesson Corp.	164	25,522
Quest Diagnostics, Inc.	710	47,236
Universal Health Services, Inc. Class B	70	7,726
		606,325
Pharmaceuticals - 7.0%
Johnson & Johnson	5,680	597,590
Merck & Co., Inc.	4,780	240,004
Novartis AG sponsored ADR	450	32,000
Pfizer, Inc.	13,181	391,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	286	15,902
		1,276,576

TOTAL HEALTH CARE		2,613,230

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.0%
General Dynamics Corp.	1,111	151,396
Honeywell International, Inc.	786	79,661
Huntington Ingalls Industries, Inc.	40	5,242
L-3 Communications Holdings, Inc.	60	7,039
Lockheed Martin Corp.	560	120,842
Northrop Grumman Corp.	300	57,666
Raytheon Co.	648	80,255
Rockwell Collins, Inc.	110	9,633
Spirit AeroSystems Holdings, Inc. Class A (a)	110	5,060
Textron, Inc.	902	30,803
The Boeing Co.	720	85,090
Triumph Group, Inc.	700	21,322
United Technologies Corp.	690	66,668
		720,677
Air Freight & Logistics - 0.2%
FedEx Corp.	300	41,064
Airlines - 1.3%
Alaska Air Group, Inc.	110	8,129
American Airlines Group, Inc.	490	20,090
Delta Air Lines, Inc.	2,837	136,857
Southwest Airlines Co.	510	21,395
United Continental Holdings, Inc. (a)	728	41,685
		228,156
Building Products - 0.0%
Owens Corning	90	3,863
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	40,187
Pitney Bowes, Inc.	150	2,718
R.R. Donnelley & Sons Co.	1,500	22,770
		65,675
Construction & Engineering - 0.2%
Fluor Corp.	710	32,688
Jacobs Engineering Group, Inc. (a)	100	3,865
		36,553
Electrical Equipment - 0.3%
Eaton Corp. PLC	350	19,849
Emerson Electric Co.	510	24,903
Hubbell, Inc. Class B	40	3,974
Rockwell Automation, Inc.	100	10,409
		59,135
Industrial Conglomerates - 0.2%
General Electric Co.	1,236	36,017
Machinery - 2.1%
AGCO Corp.	570	28,209
Caterpillar, Inc.	850	57,545
Deere & Co.	1,394	111,771
Dover Corp.	120	7,294
Flowserve Corp.	40	1,681
Illinois Tool Works, Inc.	735	69,274
Ingersoll-Rand PLC	200	11,112
Lincoln Electric Holdings, Inc.	60	3,274
Oshkosh Corp.	880	30,360
PACCAR, Inc.	270	13,905
Parker Hannifin Corp.	120	12,144
Pentair PLC	140	6,679
Stanley Black & Decker, Inc.	120	11,281
Timken Co.	200	5,966
Trinity Industries, Inc.	1,200	19,008
		389,503
Professional Services - 0.1%
Dun & Bradstreet Corp.	20	1,916
Manpower, Inc.	60	4,646
Robert Half International, Inc.	100	3,939
		10,501
Road & Rail - 0.3%
AMERCO	10	3,428
CSX Corp.	760	18,346
Norfolk Southern Corp.	230	16,829
Union Pacific Corp.	250	19,715
		58,318
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	28,084
W.W. Grainger, Inc.	50	10,845
		38,929

TOTAL INDUSTRIALS		1,688,391

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	4,615	45,827
Cisco Systems, Inc.	10,397	272,193
Harris Corp.	733	57,189
Juniper Networks, Inc.	290	7,163
		382,372
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	80	4,573
Avnet, Inc.	160	6,584
CDW Corp.	50	1,979
Corning, Inc.	3,000	54,900
Flextronics International Ltd. (a)	3,848	41,789
Jabil Circuit, Inc.	150	3,128
Tech Data Corp. (a)	600	42,246
Vishay Intertechnology, Inc.	1,300	15,392
		170,591
Internet Software & Services - 0.3%
Alphabet, Inc. Class A	26	18,648
eBay, Inc. (a)	1,761	41,912
		60,560
IT Services - 1.3%
Computer Sciences Corp.	803	23,134
IBM Corp.	960	125,789
PayPal Holdings, Inc. (a)	904	34,479
Syntel, Inc. (a)	60	2,743
The Western Union Co.	390	7,121
Xerox Corp.	4,590	44,110
		237,376
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	240	12,718
Applied Materials, Inc.	870	16,417
Intel Corp.	6,480	191,743
Lam Research Corp.	100	7,330
Microchip Technology, Inc.	125	5,561
Texas Instruments, Inc.	1,916	101,586
		335,355
Software - 3.0%
Activision Blizzard, Inc.	697	22,074
Adobe Systems, Inc. (a)	700	59,605
CA Technologies, Inc.	340	9,959
Microsoft Corp.	3,482	177,164
Oracle Corp.	6,876	252,899
Symantec Corp.	830	16,027
		537,728
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	2,840	274,600
EMC Corp.	3,770	98,510
Hewlett Packard Enterprise Co.	4,200	55,734
HP, Inc.	1,900	20,311
NetApp, Inc.	90	2,236
Seagate Technology LLC	900	28,224
Western Digital Corp.	900	39,177
		518,792

TOTAL INFORMATION TECHNOLOGY		2,242,774

MATERIALS - 3.4%
Chemicals - 2.3%
Ashland, Inc.	50	4,765
Celanese Corp. Class A	120	7,241
CF Industries Holdings, Inc.	700	25,522
Eastman Chemical Co.	520	33,358
Huntsman Corp.	2,797	30,375
LyondellBasell Industries NV Class A	1,130	90,637
Methanex Corp.	687	21,732
PPG Industries, Inc.	574	55,408
RPM International, Inc.	100	4,085
The Dow Chemical Co.	2,828	137,469
Valspar Corp.	60	4,694
		415,286
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	45,638
Containers & Packaging - 0.5%
Bemis Co., Inc.	80	3,926
Crown Holdings, Inc. (a)	821	38,464
Graphic Packaging Holding Co.	260	3,206
International Paper Co.	846	30,202
Packaging Corp. of America	70	3,395
Sonoco Products Co.	80	3,496
WestRock Co.	462	15,602
		98,291
Metals & Mining - 0.3%
Barrick Gold Corp.	2,136	29,680
Freeport-McMoRan, Inc.	800	6,104
Nucor Corp.	250	9,835
Reliance Steel & Aluminum Co.	60	3,653
		49,272
Paper & Forest Products - 0.1%
Domtar Corp.	500	17,595

TOTAL MATERIALS		626,082

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	5,013	185,230
CenturyLink, Inc.	160	4,894
Verizon Communications, Inc.	6,667	338,217
		528,341
UTILITIES - 3.5%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	1,380	85,215
Duke Energy Corp.	540	40,111
Edison International	250	17,040
Entergy Corp.	740	53,435
Eversource Energy	250	13,575
Exelon Corp.	900	28,341
FirstEnergy Corp.	1,100	36,817
Great Plains Energy, Inc.	120	3,521
ITC Holdings Corp.	1,168	47,456
OGE Energy Corp.	160	3,981
Pinnacle West Capital Corp.	90	6,195
Xcel Energy, Inc.	390	15,421
		351,108
Gas Utilities - 0.2%
National Fuel Gas Co.	670	30,606
UGI Corp.	130	4,805
		35,411
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	7,297	71,511
Multi-Utilities - 1.0%
Ameren Corp.	190	8,921
CenterPoint Energy, Inc.	340	6,334
Consolidated Edison, Inc.	230	16,102
DTE Energy Co.	90	7,571
Public Service Enterprise Group, Inc.	2,190	93,425
SCANA Corp.	600	39,012
		171,365

TOTAL UTILITIES		629,395

TOTAL COMMON STOCKS
(Cost $14,415,111)		16,443,217
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.32% 3/3/16 to 4/28/16 (b)
(Cost $69,980)	70,000	69,982

Money Market Funds - 9.5%
SSgA U.S. Treasury Money Market Fund Class N, 0.05% (c)
(Cost $1,730,918)	1,730,918	1,730,918
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $16,216,009)		18,244,117
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,118)
NET ASSETS - 100%		$18,232,999

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16 ICE Russell 1000 Value Index Contracts (United States)	March 2016	1,452,800	$(42,926)

The face value of futures purchased as a percentage of Net Assets is 8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,982.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,521,029	$1,521,029	$--	$--
Consumer Staples	805,672	805,672	--	--
Energy	1,534,201	1,534,201	--	--
Financials	4,254,102	4,254,102	--	--
Health Care	2,613,230	2,613,230	--	--
Industrials	1,688,391	1,688,391	--	--
Information Technology	2,242,774	2,242,774	--	--
Materials	626,082	626,082	--	--
Telecommunication Services	528,341	528,341	--	--
Utilities	629,395	629,395	--	--
Other Short-Term Investments	69,982	--	69,982	--
Money Market Funds	1,730,918	1,730,918	--	--
Total Investments in Securities:	$18,244,117	$18,174,135	$69,982	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(42,926)	$(42,926)	$--	$--
Total Liabilities	$(42,926)	$(42,926)	$--	$--
Total Derivative Instruments:	$(42,926)	$(42,926)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $16,231,323. Net unrealized appreciation aggregated $2,012,794, of which $3,082,602 related to appreciated investment securities and $1,069,808 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016